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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05371

Russell Investment Funds

(Exact name of registrant as specified in charter)

1301 2nd Avenue 18th Floor, Seattle Washington 98101
(Address of principal executive offices) (Zip code)

Mary Beth R. Albaneze, Secretary and Chief Legal Officer
1301 2nd Avenue
18th Floor
Seattle, Washington 98101
206-505-4846

_____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-787-7354

Date of fiscal year end: December 31

Date of reporting period: January 1, 2016 – March 31, 2017

Item 1. Schedule of Investments

2017 QUARTERLY REPORT

Russell Investment Funds

March 31, 2017

FUND

Russell Investment Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
five of these Funds.

Russell Investment Funds

Quarterly Report

March 31, 2017 (Unaudited)

Table of Contents

Russell Investment Funds

Copyright © Russell Investments 2017. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC., member FINRA, part of
Russell Investments.

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 96.4%			Mondelez International, Inc. Class A	66,790	2,878
Consumer Discretionary - 11.3%			Monster Beverage Corp.(Æ)	33,062	1,526
Aaron's, Inc. Class A	35,300	1,050	PepsiCo, Inc.	53,155	5,946
Amazon.com, Inc.(Æ)	7,915	7,015	Philip Morris International, Inc.	26,534	2,997
Bed Bath & Beyond, Inc.	1,606	63	Procter & Gamble Co. (The)	7,471	671
Burlington Stores, Inc.(Æ)	780	76	Sysco Corp.	1,968	102
CarMax, Inc.(Æ)	1,974	117	Tyson Foods, Inc. Class A	11,421	705
CBS Corp. Class B	17,282	1,199	Unilever NV	87,376	4,342
Chipotle Mexican Grill, Inc. Class A(Æ)	2,729	1,216	United Natural Foods, Inc.(Æ)	15,000	648
Comcast Corp. Class A	16,323	614	Walgreens Boots Alliance, Inc.	118	10
Costco Wholesale Corp.	1,639	275			30,220
DISH Network Corp. Class A(Æ)	2,175	138
DR Horton, Inc.	4,460	149	Energy - 6.7%
Estee Lauder Cos., Inc. (The) Class A	6,233	529	Anadarko Petroleum Corp.	18,977	1,176
Foot Locker, Inc.	935	70	Antero Resources Corp.(Æ)	25,200	575
Ford Motor Co.	135,806	1,581	BP PLC - ADR	68,001	2,347
Gap, Inc. (The)	36,465	886	Chevron Corp.	16,899	1,815
General Motors Co.	45,286	1,602	ConocoPhillips	19,204	958
Home Depot, Inc. (The)	22,986	3,374	Core Laboratories NV	23,541	2,719
IMAX Corp.(Æ)	34,689	1,179	Devon Energy Corp.	12,481	521
Live Nation Entertainment, Inc.(Æ)	7,400	225	Energen Corp.(Æ)	10,800	588
Lowe's Cos., Inc.	1,965	162	Ensco PLC Class A	53,000	474
Macy's, Inc.	3,879	115	EOG Resources, Inc.	15,900	1,551
McDonald's Corp.	3,114	404	Exxon Mobil Corp.	72,349	5,934
MGM Resorts International	44,961	1,232	Halliburton Co.	9,200	453
Michaels Cos., Inc. (The)(Æ)	30,800	690	National Oilwell Varco, Inc.	21,400	858
Nike, Inc. Class B	32,606	1,817	Newfield Exploration Co.(Æ)	9,200	340
O'Reilly Automotive, Inc.(Æ)	11,800	3,184	Noble Corp. PLC	118,100	731
Panera Bread Co. Class A(Æ)	2,725	714	Noble Energy, Inc.	9,300	319
Ralph Lauren Corp. Class A	6,200	506	Occidental Petroleum Corp.	23,747	1,505
Royal Caribbean Cruises, Ltd.	8,276	812	PBF Energy, Inc. Class A	26,818	595
Staples, Inc.	7,134	63	Phillips 66	17,473	1,384
Starbucks Corp.	140,473	8,201	Pioneer Natural Resources Co.	8,399	1,564
Target Corp.	24,705	1,363	Schlumberger, Ltd.	48,639	3,798
Thomson Reuters Corp.	671	29	Valero Energy Corp.	11,200	742
Time Warner, Inc.	12,434	1,215	World Fuel Services Corp.	11,100	402
Time, Inc.	5,700	110			31,349
TJX Cos., Inc.	32,832	2,596
Tractor Supply Co.	913	63	Financial Services - 21.6%
VF Corp.	2,108	116	Affiliated Managers Group, Inc.	8,227	1,349
Viacom, Inc. Class B	12,113	565	Aflac, Inc.	1,480	107
Wal-Mart Stores, Inc.	62,104	4,476	Allstate Corp. (The)	20,377	1,660
Walt Disney Co. (The)	13,935	1,580	American Express Co.	29,789	2,357
Whirlpool Corp.	8,422	1,443	American International Group, Inc.	26,875	1,678
Yum China Holdings, Inc.(Æ)	1,295	35	American Tower Corp.(ö)	52,777	6,414
Yum! Brands, Inc.	384	25	Ameriprise Financial, Inc.	16,436	2,131
		52,874	Aon PLC	983	117
			Assurant, Inc.	5,300	507
Consumer Staples - 6.4%			Assured Guaranty, Ltd.	10,251	380
Altria Group, Inc.	27,895	1,992	Bank of America Corp.	202,690	4,782
Archer-Daniels-Midland Co.	28,600	1,317	Bank of New York Mellon Corp. (The)	30,100	1,422
Brown-Forman Corp. Class B - ADR	6,300	291	BB&T Corp.	2,824	126
Bunge, Ltd.	14,900	1,181	Berkshire Hathaway, Inc. Class B(Æ)	43,015	7,168
Coca-Cola Co. (The)	14,171	601	BlackRock, Inc. Class A	90	35
Colgate-Palmolive Co.	3,224	236	Capital One Financial Corp.	15,700	1,361
CVS Health Corp.	17,339	1,361	Chubb, Ltd.	1,716	234
General Mills, Inc.	2,244	132	Citigroup, Inc.	60,443	3,616
Kimberly-Clark Corp.	1,355	178	Citizens Financial Group, Inc.	19,930	689
Kraft Heinz Co. (The)	12,732	1,156	CME Group, Inc. Class A	689	82
Kroger Co. (The)	66,151	1,950	Comerica, Inc.	15,200	1,042

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 3

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
Crown Castle International Corp.(ö)	570	54	Eli Lilly & Co.	3,644	306
DDR Corp.(ö)	39,800	499	Envision Healthcare Corp.(Æ)	17,912	1,098
Discover Financial Services	15,608	1,067	Express Scripts Holding Co.(Æ)	13,518	891
E*Trade Financial Corp.(Æ)	19,100	666	Humana, Inc.	5,440	1,122
East West Bancorp, Inc.	11,991	619	Johnson & Johnson	89,990	11,209
Equity Residential(ö)	1,335	83	Magellan Health, Inc.(Æ)	4,220	291
Everest Re Group, Ltd.	4,180	977	Mallinckrodt PLC(Æ)	6,400	285
Franklin Resources, Inc.	683	29	Medtronic PLC	29,694	2,392
Goldman Sachs Group, Inc. (The)	14,317	3,289	Merck & Co., Inc.	49,159	3,123
Hartford Financial Services Group, Inc.	28,143	1,353	Mylan NV(Æ)	35,587	1,388
Intercontinental Exchange, Inc.	22,991	1,377	Pfizer, Inc.	87,305	2,987
JPMorgan Chase & Co.	77,882	6,841	Sanofi - ADR	25,539	1,156
KeyCorp	47,683	848	Stryker Corp.	1,269	167
Loews Corp.	41,211	1,927	Thermo Fisher Scientific, Inc.	8,854	1,360
Markel Corp.(Æ)	4,897	4,778	UnitedHealth Group, Inc.	26,670	4,374
Marsh & McLennan Cos., Inc.	1,448	107	WellCare Health Plans, Inc.(Æ)	2,540	356
MasterCard, Inc. Class A	28,026	3,152	Zoetis, Inc. Class A	38,402	2,050
MetLife, Inc.	18,715	989			55,186
Moody's Corp.	21,732	2,435
Morgan Stanley	19,592	839	Materials and Processing - 2.6%
PNC Financial Services Group, Inc. (The)	22,818	2,744	Air Products & Chemicals, Inc.	250	34
Popular, Inc.	8,300	338	Celanese Corp. Class A	10,890	978
Prudential Financial, Inc.	13,740	1,466	Dow Chemical Co. (The)	27,883	1,772
Public Storage(ö)	551	121	Ecolab, Inc.	26,906	3,372
Retail Properties of America, Inc. Class A(ö)	22,800	329	EI du Pont de Nemours & Co.	23,891	1,919
SBA Communications Corp.(Æ)(ö)	9,932	1,196	NewMarket Corp.	1,050	476
Simon Property Group, Inc.(ö)	5,941	1,022	PPG Industries, Inc.	10,765	1,131
SL Green Realty Corp.(ö)	9,300	992	Praxair, Inc.	16,587	1,968
State Street Corp.	30,297	2,412	Sherwin-Williams Co. (The)	237	74
SunTrust Banks, Inc.	21,700	1,200	Steel Dynamics, Inc.	8,900	309
Synchrony Financial	40,778	1,399			12,033
Travelers Cos., Inc. (The)	13,904	1,676
US Bancorp	63,613	3,276	Producer Durables - 13.9%
Visa, Inc. Class A	32,706	2,906	3M Co.	1,453	278
Voya Financial, Inc.	30,900	1,173	Accenture PLC Class A	13,606	1,631
Wells Fargo & Co.	126,913	7,063	Adient PLC	13,212	960
White Mountains Insurance Group, Ltd.	630	554	AECOM(Æ)	30,202	1,075
XL Group, Ltd.	37,835	1,508	AGCO Corp.	14,600	879
Zions Bancorporation	15,800	664	Automatic Data Processing, Inc.	1,717	176
		101,225	Danaher Corp.	19,415	1,661
			Deere & Co.	8,520	927
Health Care - 11.8%			Delphi Automotive PLC	15,702	1,263
Abbott Laboratories	4,823	214	EMCOR Group, Inc.	8,400	529
Aetna, Inc.	973	124	Emerson Electric Co.	366	22
Allergan PLC(Æ)	18,483	4,417	FedEx Corp.	7,604	1,484
Allscripts Healthcare Solutions, Inc.(Æ)	7,828	99	Fluor Corp.	12,200	642
Alnylam Pharmaceuticals, Inc.(Æ)	10,814	554	Fortive Corp.	62,474	3,763
Amgen, Inc.	1,564	257	General Dynamics Corp.	8,096	1,515
Anthem, Inc.	17,045	2,819	General Electric Co.	1,697	51
Baxter International, Inc.	24,837	1,288	Honeywell International, Inc.	45,399	5,670
Becton Dickinson and Co.	695	127	Hub Group, Inc. Class A(Æ)	5,100	237
Biogen, Inc.(Æ)	6,606	1,806	Huntington Ingalls Industries, Inc.	529	106
BioMarin Pharmaceutical, Inc.(Æ)	7,002	615	Illinois Tool Works, Inc.	1,004	133
Bioverativ Inc.(Æ)	57	3	Jacobs Engineering Group, Inc.	11,000	608
Bristol-Myers Squibb Co.	29,285	1,592	Johnson Controls International PLC	32,596	1,373
Cardinal Health, Inc.	30,247	2,467	Kansas City Southern	14,207	1,218
Celgene Corp.(Æ)	9,549	1,188	L3 Technologies, Inc.	7,160	1,183
Centene Corp.(Æ)	7,400	527	Lockheed Martin Corp.	634	170
Cerner Corp.(Æ)	22,655	1,333	ManpowerGroup, Inc.	12,667	1,299
Cigna Corp.	8,198	1,201	Mettler-Toledo International, Inc.(Æ)	5,482	2,625

See accompanying notes which are an integral part of this quarterly report.

4 Multi-Style Equity Fund

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($) or	Value		Amount ($) or		Value
	Shares	$		Shares		$
Norfolk Southern Corp.	8,014	897	Red Hat, Inc.(Æ)	23,535		2,036
Northrop Grumman Corp.	627	149	Tech Data Corp.(Æ)	2,800		263
Parker-Hannifin Corp.	780	125	Teradyne, Inc.	33,900		1,054
Raytheon Co.	25,441	3,880	Texas Instruments, Inc.	35,047		2,823
Rockwell Automation, Inc.	10,793	1,681	Twitter, Inc.(Æ)	10,300		154
Roper Technologies, Inc.	14,675	3,031	Viavi Solutions, Inc. Class W(Æ)	121,500		1,302
Ryder System, Inc.	4,500	339	Zynga, Inc. Class A(Æ)	257,600		734
Sensata Technologies Holding NV(Æ)	42,299	1,847				82,604
SkyWest, Inc.	6,600	226
Snap-on, Inc.	6,330	1,068	Utilities - 4.5%
Southwest Airlines Co.	28,535	1,534	American Electric Power Co., Inc.	17,042		1,144
Stanley Black & Decker, Inc.	14,083	1,871	AT&T, Inc.	127,253		5,288
Terex Corp.	4,600	144	Consolidated Edison, Inc.	14,100		1,095
Textron, Inc.	26,100	1,242	Dominion Resources, Inc.	1,664		129
TransDigm Group, Inc.	13,371	2,944	Duke Energy Corp.	22,287		1,828
Trimble Navigation, Ltd.(Æ)	20,069	642	Edison International	12,700		1,011
Union Pacific Corp.	44,642	4,728	Entergy Corp.	31,950		2,427
United Parcel Service, Inc. Class B	2,445	262	Exelon Corp.	32,900		1,184
United Technologies Corp.	18,711	2,100	NextEra Energy, Inc.	13,430		1,724
Verisk Analytics, Inc. Class A(Æ)	14,670	1,190	NiSource, Inc.	21,400		509
Wabtec Corp.	15,203	1,186	PG&E Corp.	1,513		100
WESCO International, Inc.(Æ)	6,900	480	Pinnacle West Capital Corp.	5,100		425
Xerox Corp.	136,900	1,005	Southern Co. (The)	2,222		111
Xylem, Inc.	23,539	1,182	T-Mobile US, Inc.(Æ)	18,275		1,180
		65,231	US Cellular Corp.(Æ)	6,600		246
			Verizon Communications, Inc.	56,447		2,752
Technology - 17.6%						21,153
Adobe Systems, Inc.(Æ)	46,262	6,019
Alphabet, Inc. Class A(Æ)	4,424	3,750	Total Common Stocks
Alphabet, Inc. Class C(Æ)	8,775	7,280	(cost $377,737)			451,875
Anixter International, Inc.(Æ)	1,000	79
Apple, Inc.	46,967	6,748	Short-Term Investments - 3.5%
ARRIS International PLC(Æ)	35,100	928	U.S. Cash Management Fund	16,256,558	(8)	16,258
Arrow Electronics, Inc.(Æ)	8,800	646	Total Short-Term Investments
ASML Holding NV Class G	8,941	1,187	(cost $16,259)			16,258
Avnet, Inc.	21,180	969
Broadcom, Ltd.	5,302	1,161	Total Investments 99.9%
Cavium, Inc.(Æ)	7,201	516	(identified cost $393,996)			468,133
Cisco Systems, Inc.	10,557	357
Cognizant Technology Solutions Corp. Class			Other Assets and Liabilities, Net
A(Æ)	1,703	101	- 0.1%			673
Computer Sciences Corp.	19,903	1,374	Net Assets - 100.0%			468,806
Dell Technologies, Inc. Class V(Æ)	116	7
Facebook, Inc. Class A(Æ)	50,409	7,160
Finisar Corp.(Æ)	15,400	421
FireEye, Inc.(Æ)	5,300	67
Harris Corp.	7,930	882
HP, Inc.	86,200	1,541
Insight Enterprises, Inc.(Æ)	2,500	103
Intel Corp.	88,382	3,188
International Business Machines Corp.	11,539	2,010
Intuit, Inc.	26,586	3,083
Jabil Circuit, Inc.	11,000	318
Juniper Networks, Inc.	45,700	1,272
Marvell Technology Group, Ltd.	160,635	2,452
Microsoft Corp.	92,690	6,106
NetApp, Inc.	29,800	1,247
Nuance Communications, Inc.(Æ)	48,100	833
Oracle Corp.	195,676	8,731
QUALCOMM, Inc.	64,572	3,702

See accompanying notes which are an integral part of this quarterly report.

Multi-Style Equity Fund 5

Russell Investment Funds
Multi-Style Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
S&P Consumer Discretionary Select Sector Index Futures	28	USD	2,485	06/17	39
S&P 500 E-Mini Futures	120	USD	14,155	06/17	(46)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					(7)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$52,874	$—	$—	$—	$52,874
Consumer Staples	30,220	—	—	—	30,220
Energy	31,349	—	—	—	31,349
Financial Services	101,225	—	—	—	101,225
Health Care	55,186	—	—	—	55,186
Materials and Processing	12,033	—	—	—	12,033
Producer Durables	65,231	—	—	—	65,231
Technology	82,604	—	—	—	82,604
Utilities	21,153	—	—	—	21,153
Short-Term Investments	—	—	—	16,258	16,258
Total Investments	451,875	—	—	16,258	468,133

Other Financial Instruments
Assets
Futures Contracts	39	—	—	—	39
Liabilities
Futures Contracts	(46)	—	—	—	(46)
Total Other Financial Instruments*	$(7)	$—	$—	$—	$(7)

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6 Multi-Style Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Common Stocks - 94.8%			Salem Media Group, Inc. Class A	28,369	211
Consumer Discretionary - 13.1%			Signet Jewelers, Ltd.	6,269	434
2U, Inc.(Æ)	8,272	328	Skechers U.S.A., Inc. Class A(Æ)	22,357	614
Acushnet Holdings Corp.	30,121	520	Stamps.com, Inc.(Æ)(Ñ)	9,228	1,093
American Axle & Manufacturing Holdings,			Steven Madden, Ltd.(Æ)	6,234	240
Inc.(Æ)	4,433	83	Superior Uniform Group, Inc.	10,370	193
American Eagle Outfitters, Inc.	16,430	231	Tandy Leather Factory, Inc.(Æ)	31,969	262
American Outdoor Brands Corp.(Æ)(Ñ)	16,323	323	Taylor Morrison Home Corp. Class A(Æ)	28,291	603
Big Lots, Inc.(Ñ)	26,702	1,301	Tenneco, Inc.	3,771	235
Bloomin' Brands, Inc.	38,314	756	Tower International, Inc.	3,124	85
Bojangles', Inc.(Æ)	7,957	163	TRI Pointe Group, Inc.(Æ)	8,874	111
Callaway Golf Co.	31,547	349	Tuesday Morning Corp.(Æ)	9,829	37
Career Education Corp.(Æ)	6,689	58	Universal Electronics, Inc.(Æ)	15,990	1,096
Carrols Restaurant Group, Inc.(Æ)	26,182	370	Vera Bradley, Inc.(Æ)	4,875	45
Cato Corp. (The) Class A	6,430	141	Visteon Corp.(Æ)	2,714	266
Central Garden & Pet Co.(Æ)(Ñ)	8,416	312	Winnebago Industries, Inc.	4,035	118
Century Communities, Inc.(Æ)	22,008	559	Wolverine World Wide, Inc.	22,283	556
Chegg, Inc.(Æ)(Ñ)	61,454	519	ZAGG, Inc.(Æ)	49,468	356
Children's Place, Inc. (The)	6,067	728			30,181
ClubCorp Holdings, Inc.	73,025	1,173
Columbia Sportswear Co.	10,266	603	Consumer Staples - 1.9%
Cooper Tire & Rubber Co.	4,426	196	Andersons, Inc. (The)	20,281	770
Cooper-Standard Holdings, Inc.(Æ)	399	44	Cal-Maine Foods, Inc.(Æ)(Ñ)	2,252	83
Dana Holding Corp.	6,005	116	Flowers Foods, Inc.	20,373	395
Dave & Buster's Entertainment, Inc.(Æ)	11,120	679	Fresh Del Monte Produce, Inc.	1,916	113
Delta Apparel, Inc.(Æ)	24,153	426	Hain Celestial Group, Inc. (The)(Æ)	9,014	335
Destination Maternity Corp.(Æ)	8,633	37	J&J Snack Foods Corp.	1,257	170
Destination XL Group, Inc.(Æ)	71,373	203	John B Sanfilippo & Son, Inc.	7,576	554
Duluth Holdings, Inc. Class B(Æ)	5,887	125	Lancaster Colony Corp.	160	21
Eldorado Resorts, Inc.(Æ)	20,477	388	Medifast, Inc.	1,646	73
Ethan Allen Interiors, Inc.	1,221	37	New Age Beverages Corp.(Æ)	38,119	157
Finish Line, Inc. (The) Class A	3,948	56	Omega Protein Corp.	13,270	266
Five Below, Inc.(Æ)	8,316	360	Primo Water Corp.(Æ)	50,776	691
Foundation Building Materials, Inc.(Æ)	4,995	80	Snyders-Lance, Inc.	14,368	579
Fox Factory Holding Corp.(Æ)	29,309	841	USANA Health Sciences, Inc.(Æ)	1,116	64
Gentherm, Inc.(Æ)	20,085	788	Village Super Market, Inc. Class A	3,140	83
G-III Apparel Group, Ltd.(Æ)	2,043	45	Weis Markets, Inc.	1,844	110
GMS, Inc.(Æ)	12,172	427			4,464
Grand Canyon Education, Inc.(Æ)	21,565	1,545
Gray Television, Inc.(Æ)	22,550	327	Energy - 4.9%
Helen of Troy, Ltd.(Æ)	1,199	113	Callon Petroleum Co.(Æ)	78,039	1,027
Hibbett Sports, Inc.(Æ)(Ñ)	2,135	63	Carrizo Oil & Gas, Inc.(Æ)	12,586	361
HSN, Inc.	18,316	680	Delek US Holdings, Inc.	32,116	779
IMAX Corp.(Æ)	17,972	611	Ensco PLC Class A	43,940	393
International Speedway Corp. Class A	1,244	46	Gores Holdings, Inc. Class A(Æ)	40,433	642
Kona Grill, Inc.(Æ)(Ñ)	13,849	87	Gulfport Energy Corp.(Æ)	71,790	1,234
Libbey, Inc.	17,955	262	Matador Resources Co.(Æ)	15,628	372
Lithia Motors, Inc. Class A	4,404	377	Nabors Industries, Ltd.	62,934	823
Malibu Boats, Inc. Class A(Æ)	19,309	433	Oceaneering International, Inc.	16,844	456
Marcus Corp.	13,073	420	PBF Energy, Inc. Class A(Ñ)	86,940	1,927
MarineMax, Inc.(Æ)	16,179	350	Ring Energy, Inc.(Æ)	70,002	757
Nutrisystem, Inc.	17,293	961	RPC, Inc.(Ñ)	19,057	349
Ollie's Bargain Outlet Holdings, Inc.(Æ)	23,644	792	Southwestern Energy Co.(Æ)	135,866	1,110
Outfront Media, Inc.(ö)	16,293	433	SRC Energy, Inc.(Æ)(Ñ)	23,837	201
Oxford Industries, Inc.	3,935	225	TerraForm Power, Inc. Class A(Æ)	5,894	73
Panera Bread Co. Class A(Æ)	2,525	661	Whiting Petroleum Corp.(Æ)	67,844	642
Penn National Gaming, Inc.(Æ)	12,858	237			11,146
Planet Fitness, Inc. Class A	17,862	344
Red Robin Gourmet Burgers, Inc.(Æ)	13,413	784	Financial Services - 24.6%
REV Group, Inc.	18,515	510	Acadia Realty Trust(ö)	2,389	72

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 7

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Agree Realty Corp.(ö)	1,606	77	First Industrial Realty Trust, Inc.(ö)	3,387	90
Alexander's, Inc.(ö)	132	57	First Interstate BancSystem, Inc. Class A	5,402	214
Altisource Residential Corp.(ö)	6,195	94	First Merchants Corp.	12,569	494
Ambac Financial Group, Inc.(Æ)	7,581	143	First Midwest Bancorp, Inc.	19,437	460
American Assets Trust, Inc.(ö)	1,311	55	Flagstar Bancorp, Inc.(Æ)	4,725	133
American Equity Investment Life Holding			FNB Corp.	192,887	2,869
Co.	68,141	1,610	Franklin Financial Network, Inc.(Æ)	12,135	470
Amerisafe, Inc.	17,496	1,135	Franklin Street Properties Corp.(ö)	6,261	76
AmTrust Financial Services, Inc.	22,034	407	Genworth Financial, Inc. Class A(Æ)	18,598	77
Ares Commercial Real Estate Corp.(ö)	3,937	53	GEO Group, Inc. (The)(ö)	1,721	80
Argo Group International Holdings, Ltd.	3,335	226	German American Bancorp, Inc.	7,577	359
Armada Hoffler Properties, Inc.(ö)	4,066	56	Getty Realty Corp.(ö)	3,214	81
Ashford Hospitality Prime, Inc.(ö)	6,003	64	Gladstone Commercial Corp.(ö)	3,218	67
Ashford Hospitality Trust, Inc.(ö)	9,861	63	Global Net Lease, Inc.(ö)	3,535	85
Astoria Financial Corp.	26,921	552	Gramercy Property Trust(ö)	7,039	185
Atlas Financial Holdings, Inc.(Æ)	19,844	271	Great Ajax Corp.(ö)	4,085	53
BancFirst Corp.	838	75	Great Western Bancorp, Inc.	16,213	688
Bancorp, Inc. (The)(Æ)	72,116	368	Green Dot Corp. Class A(Æ)	55,767	1,861
Banner Corp.	6,966	388	Hancock Holding Co.	3,804	173
BofI Holding, Inc.(Æ)(Ñ)	3,178	83	Hannon Armstrong Sustainable Infrastructure
Brandywine Realty Trust(ö)	22,566	366	Capital, Inc.(ö)	1,804	36
Brookline Bancorp, Inc.	49,709	778	Hanover Insurance Group, Inc. (The)	15,379	1,385
Capitol Federal Financial, Inc.	7,247	106	Healthcare Realty Trust, Inc.(ö)	3,181	103
CareTrust REIT, Inc.(ö)	4,510	76	Heartland Financial USA, Inc.	1,650	82
CatchMark Timber Trust, Inc. Class A(ö)	2,284	26	Heritage Financial Corp.	18,192	450
Cathay General Bancorp	2,373	89	Hersha Hospitality Trust Class A(ö)	3,384	64
Cedar Realty Trust, Inc.(ö)	6,993	35	Highwoods Properties, Inc.(ö)	7,334	360
CenterState Banks, Inc.	24,765	641	Houlihan Lokey, Inc. Class A	6,638	229
Chatham Lodging Trust(ö)	2,957	58	Hudson Pacific Properties, Inc.(ö)	3,340	116
Chemical Financial Corp.	9,098	465	Iberiabank Corp.	12,478	987
Chesapeake Lodging Trust(ö)	2,838	68	Independence Realty Trust, Inc.(ö)	8,728	82
CNO Financial Group, Inc.	43,482	891	InfraREIT, Inc.(ö)	3,387	61
CoBiz Financial, Inc.	24,350	409	Investors Bancorp, Inc.	50,925	732
Cohen & Steers, Inc.	13,074	523	iStar, Inc.(Æ)(ö)	5,583	66
Collectors Universe, Inc.	946	25	JER Investment Trust, Inc.(Æ)(Å)	1,771	—
Colony Starwood Homes(ö)	2,863	97	Kinsale Capital Group, Inc.	2,051	66
Columbia Banking System, Inc.	4,313	168	Kite Realty Group Trust(ö)	2,885	62
Columbia Property Trust, Inc.(ö)	17,403	387	LaSalle Hotel Properties(ö)	5,875	170
Community Bank System, Inc.	5,383	296	LendingTree, Inc.(Æ)	9,486	1,189
Community Healthcare Trust, Inc.(ö)	20,382	487	Lexington Realty Trust(ö)	9,906	99
CoreSite Realty Corp. Class A(ö)	1,428	129	LTC Properties, Inc.(ö)	1,708	82
Cousins Properties, Inc.(ö)	12,032	100	Mack-Cali Realty Corp.(ö)	3,216	87
DiamondRock Hospitality Co.(ö)	9,660	108	MedEquities Realty Trust, Inc.(ö)	3,108	35
DuPont Fabros Technology, Inc.(ö)	2,152	107	Medical Properties Trust, Inc.(ö)	10,324	133
Easterly Government Properties, Inc.(Ñ)(ö)	2,373	47	Mercantile Bank Corp.	11,768	405
EastGroup Properties, Inc.(ö)	1,434	105	Meridian Bancorp, Inc.	46,476	851
Education Realty Trust, Inc.(ö)	20,641	843	Meta Financial Group, Inc.	904	80
Employers Holdings, Inc.	5,322	202	MGIC Investment Corp.(Æ)	23,829	241
Enova International, Inc.(Æ)	4,655	69	Moelis & Co. Class A	25,164	969
Essent Group, Ltd.(Æ)	2,530	92	Monmouth Real Estate Investment Corp.(ö)	5,583	80
Ezcorp, Inc. Class A(Æ)	6,882	56	National General Holdings Corp.	24,067	572
FCB Financial Holdings, Inc. Class A(Æ)	9,260	459	National Health Investors, Inc.(ö)	1,180	86
FelCor Lodging Trust, Inc.(ö)	9,985	75	National Storage Affiliates Trust(ö)	3,035	73
Fidelity & Guaranty Life	3,584	100	National Western Life Group, Inc. Class A	375	114
First BanCorp(Æ)	10,230	58	NexPoint Residential Trust, Inc.(ö)	2,712	66
First BanCorp	14,223	417	Northrim BanCorp, Inc.	14,253	428
First Citizens BancShares, Inc. Class A	238	80	Northwest Bancshares, Inc.	14,846	250
First Commonwealth Financial Corp.	79,240	1,051	OFG Bancorp(Ñ)	118,649	1,400
First Defiance Financial Corp.	1,126	56	Old National Bancorp	44,996	781
First Horizon National Corp.	42,546	787	OM Asset Management PLC	54,134	819

See accompanying notes which are an integral part of this quarterly report.

8 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
Amount ($) or		Value		Amount ($) or	Value
	Shares	$		Shares	$
One Liberty Properties, Inc.(ö)	1,433	33	Xenia Hotels & Resorts, Inc.(ö)	4,378	75
OneBeacon Insurance Group, Ltd. Class A	35,838	573			56,637
Owens Realty Mortgage, Inc.(ö)	3,054	54
Pacific Premier Bancorp, Inc.(Æ)	28,289	1,091	Health Care - 10.0%
Parkway, Inc.(ö)	2,631	52	Abaxis, Inc.	1,284	62
Pebblebrook Hotel Trust(ö)	2,966	87	Acadia Healthcare Co., Inc.(Æ)	13,621	594
Pennsylvania Real Estate Investment Trust(ö)	2,586	39	Acceleron Pharma, Inc.(Æ)	1,874	50
Physicians Realty Trust(ö)	4,779	95	Adamas Pharmaceuticals, Inc.(Æ)(Ñ)	1,561	27
Potlatch Corp.(ö)	16,945	774	Addus HomeCare Corp.(Æ)	6,133	196
Preferred Apartment Communities, Inc. Class			Advaxis, Inc.(Æ)(Ñ)	4,483	37
A(ö)	4,414	58	Aimmune Therapeutics, Inc.(Æ)(Ñ)	3,373	73
Preferred Bank	10,863	583	Air Methods Corp.(Æ)	2,637	113
Primerica, Inc.	406	33	Akebia Therapeutics, Inc.(Æ)	8,216	76
PrivateBancorp, Inc. Class A	6,493	385	Akorn, Inc.(Æ)	20,909	503
ProAssurance Corp.	6,657	401	Alder Biopharmaceuticals, Inc.(Æ)(Ñ)	3,648	76
Prosperity Bancshares, Inc.	9,717	677	Almost Family, Inc.(Æ)	7,829	380
PS Business Parks, Inc.(ö)	899	103	Amicus Therapeutics, Inc.(Æ)(Ñ)	10,829	77
QCR Holdings, Inc.	1,584	67	AMN Healthcare Services, Inc.(Æ)	2,203	89
QTS Realty Trust, Inc. Class A(ö)	2,117	103	Analogic Corp.	890	68
Radian Group, Inc.	14,178	255	Anavex Life Sciences Corp.(Æ)(Ñ)	13,069	75
Ramco-Gershenson Properties Trust(ö)	4,208	59	Anika Therapeutics, Inc.(Æ)	1,012	44
Rayonier, Inc.(ö)	20,814	590	Ardelyx, Inc.(Æ)	3,231	41
Redwood Trust, Inc.(ö)	4,654	77	Array BioPharma, Inc.(Æ)	6,948	62
Retail Opportunity Investments Corp.(ö)	28,960	609	Arrowhead Pharmaceuticals, Inc.(Æ)(Ñ)	27,834	51
Rexford Industrial Realty, Inc.(ö)	3,219	72	Asterias Biotherapeutics, Inc.(Æ)(Ñ)	15,324	52
RLJ Lodging Trust(ö)	5,079	119	Atara Biotherapeutics, Inc.(Æ)	1,034	21
Ryman Hospitality Properties, Inc.(ö)	1,288	80	Atrion Corp.	290	136
Sabra Health Care REIT, Inc.(ö)	3,483	97	Avexis, Inc.(Æ)(Ñ)	968	74
Safeguard Scientifics, Inc.(Æ)	11,803	150	AxoGen, Inc.(Æ)	35,026	366
Saul Centers, Inc.(ö)	744	46	Axovant Sciences, Ltd.(Æ)(Ñ)	3,421	51
Seritage Growth Properties(Ñ)(ö)	1,405	61	BioCryst Pharmaceuticals, Inc.(Æ)	8,631	73
Silver Bay Realty Trust Corp.(ö)	3,142	67	BioTelemetry, Inc.(Æ)	17,393	504
SLM Corp.(Æ)	23,916	289	BioTime, Inc.(Æ)(Ñ)	15,959	55
STAG Industrial, Inc.(ö)	15,138	379	Bluebird Bio, Inc.(Æ)(Ñ)	1,587	144
State Auto Financial Corp.	6,549	180	Blueprint Medicines Corp.(Æ)	2,047	82
State Bank Financial Corp.	10,908	285	Cambrex Corp.(Æ)	11,687	643
Sterling Bancorp	30,958	734	Cara Therapeutics, Inc.(Æ)(Ñ)	3,500	64
STORE Capital Corp.(ö)	28,351	677	Cardiovascular Systems, Inc.(Æ)	29,813	843
Summit Hotel Properties, Inc.(ö)	4,870	78	Catalent, Inc.(Æ)	3,396	96
Sunstone Hotel Investors, Inc.(ö)	8,305	127	Celldex Therapeutics, Inc.(Æ)(Ñ)	11,196	40
TCF Financial Corp.	31,694	539	Chemed Corp.	1,234	225
Terreno Realty Corp.(ö)	2,766	77	ChemoCentryx, Inc.(Æ)	6,010	44
Texas Capital Bancshares, Inc.(Æ)	12,567	1,049	Clovis Oncology, Inc.(Æ)	3,776	240
Tier REIT, Inc.(ö)	2,475	43	CorVel Corp.(Æ)	913	40
TrustCo Bank Corp.	14,199	111	Corvus Pharmaceuticals, Inc.(Æ)	1,062	22
UMB Financial Corp.	8,460	637	Cytokinetics, Inc.(Æ)	14,063	181
Umpqua Holdings Corp.	66,012	1,171	Edge Therapeutics, Inc.(Æ)	6,784	62
Universal Health Realty Income Trust(ö)	836	54	Epizyme, Inc.(Æ)(Ñ)	4,164	71
Universal Insurance Holdings, Inc.	2,324	57	Exact Sciences Corp.(Æ)(Ñ)	4,406	104
Urban Edge Properties(ö)	2,998	79	Exactech, Inc.(Æ)	10,093	254
Urstadt Biddle Properties, Inc. Class A(ö)	2,721	56	Exelixis, Inc.(Æ)	6,365	138
Voya Financial, Inc.	19,936	757	Flexion Therapeutics, Inc.(Æ)	2,690	72
Washington Real Estate Investment Trust(ö)	2,755	86	Foundation Medicine, Inc.(Æ)(Ñ)	2,032	66
WesBanco, Inc.	16,448	627	Glaukos Corp.(Æ)	14,808	760
Westamerica Bancorporation(Ñ)	3,304	184	Global Blood Therapeutics, Inc.(Æ)(Ñ)	2,491	92
Western Alliance Bancorp(Æ)	15,558	764	Globus Medical, Inc. Class A(Æ)	8,363	248
Whitestone REIT Class B(ö)	2,146	30	GlycoMimetics, Inc.(Æ)	7,264	39
Wintrust Financial Corp.	5,113	353	Halozyme Therapeutics, Inc.(Æ)(Ñ)	5,793	75
WisdomTree Investments, Inc.(Ñ)	9,197	84	HealthSouth Corp.	9,438	404
WSFS Financial Corp.	8,230	378	Healthways, Inc.(Æ)	24,115	702

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 9

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value	Amount ($) or		Value
	Shares	$		Shares	$
Heska Corp.(Æ)	12,645	1,328	Materials and Processing - 8.3%
ICU Medical, Inc.(Æ)	2,211	338	A Schulman, Inc.	32,351	1,017
Inogen, Inc.(Æ)	12,983	1,008	Aceto Corp.	8,435	133
Inovio Pharmaceuticals, Inc.(Æ)(Ñ)	8,266	55	AK Steel Holding Corp.(Æ)	9,801	70
Insmed, Inc.(Æ)	4,067	71	Atkore International Group, Inc.(Æ)	8,090	213
Ironwood Pharmaceuticals, Inc. Class A(Æ)	5,181	88	Beacon Roofing Supply, Inc.(Æ)	12,562	618
Karyopharm Therapeutics, Inc.(Æ)(Ñ)	5,143	66	Cabot Microelectronics Corp.	6,610	506
Kite Pharma, Inc.(Æ)	923	72	Caesarstone, Ltd.(Æ)(Ñ)	2,313	84
Lannett Co., Inc.(Æ)(Ñ)	76,187	1,704	Carpenter Technology Corp.	20,256	756
LeMaitre Vascular, Inc.	1,970	49	Cliffs Natural Resources, Inc.(Æ)	6,298	52
Lexicon Pharmaceuticals, Inc.(Æ)(Ñ)	3,650	52	Compass Minerals International, Inc.(Ñ)	11,234	762
Ligand Pharmaceuticals, Inc. Class B(Æ)(Ñ)	3,004	318	FutureFuel Corp.	17,137	243
Lion Biotechnologies, Inc.(Æ)	11,413	85	Haynes International, Inc.	8,746	333
Loxo Oncology, Inc.(Æ)(Ñ)	2,118	89	Ingevity Corp.(Æ)	3,197	195
MediciNova, Inc.(Æ)(Ñ)	11,172	67	Insteel Industries, Inc.	22,065	797
Medidata Solutions, Inc.(Æ)	1,028	59	Interface, Inc. Class A	46,859	893
Minerva Neurosciences, Inc.(Æ)	8,028	65	ITT, Inc.	27,026	1,109
Mirati Therapeutics, Inc.(Æ)	7,622	40	KapStone Paper and Packaging Corp.	16,644	384
Molina Healthcare, Inc.(Æ)	9,127	416	Koppers Holdings, Inc.(Æ)	12,015	509
Momenta Pharmaceuticals, Inc.(Æ)	6,143	82	Landec Corp.(Æ)	12,455	149
NantKwest, Inc.(Æ)(Ñ)	14,099	50	LB Foster Co. Class A	25,851	323
National HealthCare Corp.	1,707	122	LCI Industries	2,244	224
Nektar Therapeutics(Æ)	3,298	77	LSB Industries, Inc.(Æ)	82,024	769
Nevro Corp.(Æ)	4,861	455	MRC Global, Inc.(Æ)	27,743	509
NuVasive, Inc.(Æ)	12,560	939	NCI Building Systems, Inc.(Æ)	22,600	388
NxStage Medical, Inc.(Æ)	3,121	84	NN, Inc.	20,758	523
Otonomy, Inc.(Æ)	4,018	49	Omnova Solutions, Inc.(Æ)	53,686	531
Owens & Minor, Inc.	6,631	229	Owens-Illinois, Inc.(Æ)	21,238	433
PAREXEL International Corp.(Æ)	1,589	100	Patrick Industries, Inc.(Æ)	18,406	1,306
Penumbra, Inc.(Æ)(Ñ)	7,979	666	PGT Innovations, Inc.(Æ)	37,763	406
Pfenex, Inc.(Æ)	8,710	51	PolyOne Corp.	24,347	830
PharMerica Corp.(Æ)	1,467	34	Quaker Chemical Corp.	551	73
PRA Health Sciences, Inc.(Æ)	12,208	796	RBC Bearings, Inc.(Æ)	3,759	365
Progenics Pharmaceuticals, Inc.(Æ)(Ñ)	4,953	47	Silgan Holdings, Inc.	13,505	802
Prothena Corp. PLC(Æ)	1,712	96	Summit Materials, Inc. Class A(Æ)	29,953	740
Quality Systems, Inc.(Æ)	3,762	57	Triton International, Ltd.	15,527	400
Ra Pharmaceuticals, Inc.(Æ)	3,597	77	Tronox, Ltd. Class A	4,657	86
Radius Health, Inc.(Æ)	944	36	UFP Technologies, Inc.(Æ)	1,961	51
Sage Therapeutics, Inc.(Æ)	1,526	108	United States Steel Corp.	5,569	188
Sarepta Therapeutics, Inc.(Æ)	1,939	57	Universal Stainless & Alloy Products, Inc.(Æ)	14,826	252
SciClone Pharmaceuticals, Inc.(Æ)	6,753	66	US Concrete, Inc.(Æ)(Ñ)	14,489	935
Select Medical Holdings Corp.(Æ)	5,701	76			18,957
Sorrento Therapeutics, Inc.(Æ)(Ñ)	13,529	53
Spark Therapeutics, Inc.(Æ)	1,107	59	Producer Durables - 16.2%
Supernus Pharmaceuticals, Inc.(Æ)	15,765	493	AAR Corp.	14,404	484
Surmodics, Inc.(Æ)	8,219	198	ACCO Brands Corp.(Æ)	99,546	1,308
TESARO, Inc.(Æ)	733	113	Advanced Energy Industries, Inc.(Æ)	13,399	919
Triple-S Management Corp. Class B(Æ)	2,751	48	Aegean Marine Petroleum Network, Inc.(Ñ)	32,846	396
Ultragenyx Pharmaceutical, Inc.(Æ)	1,146	78	Air Transport Services Group, Inc.(Æ)	78,719	1,262
US Physical Therapy, Inc.	5,778	377	Altra Industrial Motion Corp.	8,675	338
Vanda Pharmaceuticals, Inc.(Æ)	4,349	61	Atlas Air Worldwide Holdings, Inc.(Æ)	20,509	1,137
Veeva Systems, Inc. Class A(Æ)	10,974	563	AZZ, Inc.	9,826	585
Veracyte, Inc.(Æ)	2,383	22	Brink's Co. (The)	11,480	614
Versartis, Inc.(Æ)	4,431	95	Casella Waste Systems, Inc. Class A(Æ)	64,552	911
Voyager Therapeutics, Inc.(Æ)(Ñ)	4,983	66	Chicago Bridge & Iron Co.	6,663	205
Wright Medical Group NV(Æ)	13,999	436	Columbus McKinnon Corp.	26,341	654
Zeltiq Aesthetics, Inc.(Æ)	4,184	233	Compass Diversified Holdings(Ñ)	58,825	976
		22,996	Convergys Corp.	2,896	61
			Cotiviti Holdings, Inc.(Æ)	10,759	448
			Covanta Holding Corp.(Ñ)	40,164	631

See accompanying notes which are an integral part of this quarterly report.

10 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($) or	Value		Amount ($) or	Value
	Shares	$		Shares	$
Crane Co.	5,117	383	Axcelis Technologies, Inc.(Æ)	10,482	197
Ducommun, Inc.(Æ)	15,450	445	Bankrate, Inc.(Æ)	15,018	145
Dycom Industries, Inc.(Æ)	10,327	960	Benchmark Electronics, Inc.(Æ)	7,611	242
Ennis, Inc.	17,885	304	Blackline, Inc.(Æ)	6,067	181
Flir Systems, Inc.	23,031	836	CACI International, Inc. Class A(Æ)	852	100
Forrester Research, Inc.	1,122	45	Callidus Software, Inc.(Æ)	11,148	238
Forward Air Corp.	9,116	434	Carbonite, Inc.(Æ)	49,924	1,013
Genesee & Wyoming, Inc. Class A(Æ)	5,113	347	CEVA, Inc.(Æ)	20,105	714
GP Strategies Corp.(Æ)	9,161	232	Ciena Corp.(Æ)	8,606	203
Granite Construction, Inc.	7,112	357	Cirrus Logic, Inc.(Æ)	1,726	105
Greenbrier Cos., Inc.(Ñ)	11,580	499	Coherent, Inc.(Æ)	7,410	1,524
Herman Miller, Inc.	26,031	821	Cohu, Inc.	16,270	300
Hudson Technologies, Inc.(Æ)	69,557	459	Cypress Semiconductor Corp.	74,986	1,032
John Bean Technologies Corp.	9,000	792	CYREN, Ltd.(Æ)(Ñ)	52,563	105
KBR, Inc.	87,690	1,317	Diebold Nixdorf, Inc.	64,161	1,969
Kennametal, Inc.	6,007	236	Evolent Health, Inc. Class A(Æ)(Ñ)	32,848	733
KLX, Inc.(Æ)	7,665	343	Exar Corp.(Æ)	35,297	459
Knight Transportation, Inc.	4,656	146	Fabrinet(Æ)	15,239	640
Korn/Ferry International	32,790	1,033	Five9, Inc.(Æ)	66,396	1,093
Kornit Digital, Ltd.(Æ)	13,878	265	FormFactor, Inc.(Æ)	23,885	283
Lydall, Inc.(Æ)	18,490	991	Glu Mobile, Inc.(Æ)(Ñ)	22,991	52
Marten Transport, Ltd.	6,947	163	GSI Group, Inc.(Æ)	55,044	1,461
MasTec, Inc.(Æ)	24,354	975	GTT Communications, Inc.(Æ)	16,655	406
McGrath RentCorp	20,423	686	Hortonworks, Inc.(Æ)(Ñ)	9,815	96
Miller Industries, Inc.	1,987	52	II-VI, Inc.(Æ)	9,862	356
Mitek Systems, Inc.(Æ)	49,088	326	Insight Enterprises, Inc.(Æ)	5,663	233
Mobile Mini, Inc.	15,376	469	Integrated Device Technology, Inc.(Æ)	42,963	1,017
Modine Manufacturing Co.(Æ)	40,702	497	iRobot Corp.(Æ)	6,315	418
NV5 Global, Inc.(Æ)	22,592	849	Kimball Electronics, Inc.(Æ)	5,037	85
Old Dominion Freight Line, Inc.	8,312	711	LogMeIn, Inc.	2,116	206
On Assignment, Inc.(Æ)	12,281	596	Lumentum Holdings, Inc.(Æ)	22,088	1,178
OSI Systems, Inc.(Æ)	4,087	298	MeetMe, Inc.(Æ)	9,496	56
Polar Power, Inc.(Æ)	16,210	135	Mellanox Technologies, Ltd.(Æ)	20,717	1,056
Primoris Services Corp.	25,219	586	Mercury Systems, Inc.(Æ)	8,803	344
Quanta Services, Inc.(Æ)	23,729	881	Methode Electronics, Inc.	5,414	247
Radiant Logistics, Inc.(Æ)	64,581	323	MKS Instruments, Inc.	1,108	76
Saia, Inc.(Æ)	1,288	57	Monolithic Power Systems, Inc.	2,504	231
SkyWest, Inc.	12,977	444	Nanometrics, Inc.(Æ)	2,365	72
Square, Inc. Class A(Æ)	22,209	384	NETGEAR, Inc.(Æ)	4,225	209
Student Transportation, Inc.(Ñ)	67,510	396	NIC, Inc.	8,149	165
Sun Hydraulics Corp.	2,820	102	Oclaro, Inc.(Æ)(Ñ)	28,159	277
Supreme Industries, Inc. Class A	10,893	221	Orbotech, Ltd.(Æ)	17,145	553
Sykes Enterprises, Inc.(Æ)	5,967	175	Paycom Software, Inc.(Æ)	1,582	91
Terex Corp.	28,464	894	PC Connection, Inc.	5,952	177
Tidewater, Inc.(Æ)(Ñ)	172,120	198	Photronics, Inc.(Æ)	4,416	47
Triumph Group, Inc.	25,733	663	Q2 Holdings, Inc.(Æ)	13,495	470
Tutor Perini Corp.(Æ)	7,578	241	RADCOM, Ltd.(Æ)	23,212	499
Vishay Precision Group, Inc.(Æ)	12,361	195	RealPage, Inc.(Æ)	24,277	847
Wesco Aircraft Holdings, Inc.(Æ)	34,605	394	Rudolph Technologies, Inc.(Æ)	9,884	221
WNS Holdings, Ltd. - ADR(Æ)	21,697	621	Sanmina Corp.(Æ)	5,799	235
Xperi Corp.	37,859	1,284	Sapiens International Corp. NV	49,760	641
Zebra Technologies Corp. Class A(Æ)	13,195	1,204	Shopify, Inc. Class A(Æ)(Ñ)	9,505	647
		37,194	Sparton Corp.(Æ)	9,159	192
			Streamline Health Solutions, Inc.(Æ)	20,444	21
Technology - 13.8%			Super Micro Computer, Inc.(Æ)	14,232	361
Acacia Research Corp.(Æ)	55,683	320	Synaptics, Inc.(Æ)	9,806	485
ADTRAN, Inc.	25,418	527	Synchronoss Technologies, Inc.(Æ)	6,889	168
Alarm.com Holdings, Inc.(Æ)	9,496	292	Tangoe, Inc.(Æ)	17,784	94
Asure Software, Inc.(Æ)	12,018	124	Tech Data Corp.(Æ)	620	58
AVX Corp.	3,898	64	TESSCO Technologies, Inc.	17,246	271

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 11

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair		Principal	Fair
	Amount ($) or		Value		Amount ($) or	Value
	Shares		$		Shares	$
TTM Technologies, Inc.(Æ)	25,647		414
Tyler Technologies, Inc.(Æ)	3,651		564		Other Assets and Liabilities, Net
Varonis Systems, Inc.(Æ)	27,189		865	-	(7.1%)	(16,282)
VeriFone Systems, Inc.(Æ)	78,464		1,470		Net Assets - 100.0%	229,735
Viavi Solutions, Inc. Class W(Æ)	19,786		212
Vocera Communications, Inc.(Æ)	14,289		355
Web.com Group, Inc.(Æ)	4,180		81
Wix.com, Ltd.(Æ)	11,658		792
Xplore Technologies Corp.(Æ)	41,484		85
			31,760

Utilities - 2.0%
Allete, Inc.	669		45
Atlantica Yield PLC	3,744		78
ATN International, Inc.	847		60
Avista Corp.	2,329		91
Boingo Wireless, Inc.(Æ)	33,758		439
California Water Service Group	2,148		77
Chesapeake Utilities Corp.	1,586		110
Cogent Communications Holdings, Inc.	4,387		189
Consolidated Water Co., Ltd.	3,447		40
Dynegy, Inc. Class A(Æ)	5,998		47
El Paso Electric Co.	1,786		90
Idacorp, Inc.	3,041		252
IDT Corp. Class B	3,584		46
New Jersey Resources Corp.	2,215		88
Northwest Natural Gas Co.	1,055		62
NorthWestern Corp.	1,665		98
NRG Yield, Inc. Class A	3,674		64
NRG Yield, Inc. Class C	4,620		82
ONE Gas, Inc.	3,836		259
Ormat Technologies, Inc.	1,412		81
Pattern Energy Group, Inc. Class A	2,134		43
Portland General Electric Co.	961		43
RingCentral, Inc. Class A(Æ)	10,191		288
South Jersey Industries, Inc.	2,883		103
Southwest Gas Holdings, Inc.	786		65
Spark Energy, Inc. Class A(Ñ)	729		23
Spire, Inc.	3,529		238
Spok Holdings, Inc.	5,055		96
Unitil Corp.	21,228		956
Vonage Holdings Corp.(Æ)	50,748		321
WGL Holdings, Inc.	1,106		91
			4,565

Total Common Stocks
(cost $184,175)			217,900

Short-Term Investments - 5.1%
U.S. Cash Management Fund	11,604,381	(8)	11,606
Total Short-Term Investments
(cost $11,606)			11,606

Other Securities - 7.2%
U.S. Cash Collateral Fund(×)	16,511,280	(8)	16,511
Total Other Securities
(cost $16,511)			16,511

Total Investments 107.1%
(identified cost $212,292)			246,017

See accompanying notes which are an integral part of this quarterly report.

12 Aggressive Equity Fund

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.0%
JER Investment Trust, Inc.	05/27/04	1,771	82.03	145	—
					—
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Russell 2000 Mini Index Futures	101	USD	6,991	06/17	107
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					107

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Consumer Discretionary	$30,181	$—	$—	$—	$30,181
Consumer Staples	4,464	—	—	—	4,464
Energy	11,146	—	—	—	11,146
Financial Services	56,637	—	—	—	56,637
Health Care	22,996	—	—	—	22,996
Materials and Processing	18,957	—	—	—	18,957
Producer Durables	37,194	—	—	—	37,194
Technology	31,760	—	—	—	31,760
Utilities	4,565	—	—	—	4,565
Short-Term Investments	—	—	—	11,606	11,606
Other Securities	—	—	—	16,511	16,511
Total Investments	217,900	—	—	28,117	246,017

Other Financial Instruments
Assets
Futures Contracts	107	—	—	—	107
Total Other Financial Instruments*	$107	$—	$—	$—	$107

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Aggressive Equity Fund 13

Russell Investment Funds
Aggressive Equity Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

14 Aggressive Equity Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 92.3%			Embraer SA - ADR	46,400	1,024
Argentina - 0.1%			Itau Unibanco Holding SA - ADR	52,800	637
Pampa Energia SA - ADR(Æ)	9,600	521	Petroleo Brasileiro SA(Æ)	78,256	379
			Petroleo Brasileiro SA - ADR(Æ)	59,400	576
Australia - 3.0%					3,256
AGL Energy, Ltd.	21,501	433
Aristocrat Leisure, Ltd.	101,373	1,391	Canada - 3.1%
Australia & New Zealand Banking			Agrium, Inc.	1,493	142
Group, Ltd. - ADR	13,191	320	Bank of Montreal	18,127	1,355
BlueScope Steel, Ltd.	16,152	151	Bank of Nova Scotia (The)	14,957	875
Coca-Cola Amatil, Ltd.	30,828	255	BCE, Inc.	2,969	131
Commonwealth Bank of Australia - ADR	6,836	448	Brookfield Asset Management, Inc.
CSL, Ltd.	7,773	743	Class A	4,770	174
CSR, Ltd.	39,166	135	Canadian Imperial Bank of Commerce	13,594	1,173
Downer EDI, Ltd.	33,036	146	Canadian Real Estate Investment
Harvey Norman Holdings, Ltd.	6,400	22	Trust(ö)	2,181	80
Macquarie Group, Ltd.	34,325	2,363	Canadian Tire Corp., Ltd. Class A	2,400	285
Metcash, Ltd.(Æ)	49,563	93	Capital Power Corp.	8,100	159
Mirvac Group(ö)	62,352	104	Cogeco Communications, Inc.	1,000	53
National Australia Bank, Ltd. - ADR	10,263	261	Emera, Inc.	2,773	98
Newcrest Mining, Ltd.	1,200	21	Empire Co., Ltd. Class A(Ñ)	6,043	92
Northern Star Resources, Ltd.	86,287	271	Encana Corp.	50,900	596
Qantas Airways, Ltd.	181,758	540	Fairfax Financial Holdings, Ltd.	148	67
QBE Insurance Group, Ltd.	161,800	1,587	First Capital Realty, Inc. Class A	5,668	85
Regis Resources, Ltd.	33,626	86	First Quantum Minerals, Ltd.	46,300	492
Rio Tinto, Ltd. - ADR	3,568	165	George Weston, Ltd.	8,000	698
Sandfire Resources NL	54,562	266	Granite Real Estate Investment Trust(ö)	2,100	73
South32, Ltd.	68,619	145	Great-West Lifeco, Inc.	16,729	464
Stockland(ö)	28,300	100	Hydro One, Ltd.(Þ)	4,298	78
Tabcorp Holdings, Ltd.	37,054	134	IGM Financial, Inc.	3,932	117
Telstra Corp., Ltd.	29,720	106	Jean Coutu Group PJC, Inc. (The) Class
Transurban Group - ADR(Æ)	15,623	139	A	5,311	84
Washington H Soul Pattinson & Co., Ltd.	10,277	141	Loblaw Cos., Ltd.	10,800	586
Wesfarmers, Ltd.(Æ)	5,246	180	Manulife Financial Corp.	59,205	1,050
Westfield Corp.(ö)	20,249	137	National Bank of Canada	7,700	323
Westpac Banking Corp.	13,006	347	Power Corp. of Canada	12,020	282
Woolworths, Ltd.	8,302	168	RioCan Real Estate Investment Trust(ö)	4,600	91
		11,398	Royal Bank of Canada - GDR	9,139	666
			SNC-Lavalin Group, Inc.	2,932	115
Austria - 0.5%			Sun Life Financial, Inc.	5,075	185
Erste Group Bank AG	56,929	1,854	Toronto Dominion Bank	16,348	819
EVN AG	9,257	118	West Fraser Timber Co., Ltd.	5,300	222
		1,972			11,710

Belgium - 1.1%			Cayman Islands - 0.8%
Anheuser-Busch InBev SA	14,417	1,584	Melco Crown Entertainment, Ltd. - ADR	31,900	591
Elia System Operator SA	1,338	71	Tencent Holdings, Ltd.	81,400	2,337
Groupe Bruxelles Lambert SA	2,318	210			2,928
KBC Groep NV	22,554	1,496
Sofina SA	571	79	Chile - 0.1%
UCB SA	9,061	703	Enel Americas SA - ADR	31,300	325
		4,143
			China - 0.8%
Bermuda - 0.3%			Alibaba Group Holding, Ltd. - ADR(Æ)	12,500	1,347
Orient Overseas International, Ltd.(Æ)	18,000	96	China Shenhua Energy Co., Ltd. Class H	55,000	128
XL Group, Ltd.	22,693	905	Lenovo Group, Ltd.	2,120,000	1,397
		1,001			2,872

Brazil - 0.9%			Colombia - 0.1%
BM&FBovespa SA - Bolsa de Valores			Ecopetrol SA - ADR(Ñ)	40,200	375
Mercadorias e Futuros(Æ)	103,800	640

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 15

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Czech Republic - 0.0%			Vallourec SA(Æ)(Ñ)	174,782	1,163
Komercni Banka AS	3,700	137	Veolia Environnement SA	5,136	96
			Vinci SA	15,293	1,214
Denmark - 1.1%					35,783
Carlsberg A/S Class B	715	66
Danske Bank A/S	36,179	1,233	Germany - 7.9%
Dfds A/S	6,933	382	Adidas AG	3,888	740
DSV A/S	16,786	871	Allianz SE	3,693	684
Genmab A/S(Æ)	2,373	457	BASF SE	3,064	304
ISS A/S	529	20	Bayer AG	38,091	4,389
Novo Nordisk A/S Class B	6,732	231	Bayerische Motoren Werke AG	3,130	286
Pandora A/S	5,463	605	Continental AG	5,927	1,300
Royal Unibrew A/S	531	22	Covestro AG(Þ)	2,712	209
Sydbank A/S	600	21	Daimler AG	13,975	1,032
TDC AS	13,496	70	Deutsche Bank AG	25,275	435
		3,978	Deutsche Boerse AG	48,249	4,421
			Deutsche Post AG	2,795	96
Finland - 0.3%			Deutsche Telekom AG	41,672	730
Cargotec OYJ Class B	916	45	E.ON SE	53,500	425
Fortum OYJ(Ñ)	6,129	97	Fresenius SE & Co. KGaA	1,103	89
Outokumpu OYJ	35,994	352	Hannover Rueck SE	2,966	342
Sampo OYJ Class A	2,199	104	HeidelbergCement AG	6,858	642
UPM-Kymmene OYJ(Ñ)	3,426	81	Hugo Boss AG	900	66
Valmet OYJ	16,825	261	Infineon Technologies AG - ADR	39,849	814
Wartsila OYJ Abp Class B(Æ)	1,707	91	Lanxess AG	1,163	78
		1,031	Linde AG	10,478	1,744
			MAN SE	945	97
France - 9.6%			Metro AG	11,118	356
Air Liquide SA Class A	12,172	1,391	Muenchener Rueckversicherungs-
Airbus Group SE	27,300	2,078	Gesellschaft AG in Muenchen	14,137	2,766
AXA SA	26,516	686	Rhoen Klinikum AG	3,519	96
BNP Paribas SA	51,086	3,402	SAP SE - ADR	21,588	2,119
Bouygues SA - ADR	45,640	1,860	Siemens AG	27,625	3,785
Capgemini SA	1,047	97	Siltronic AG(Æ)	1,041	69
Casino Guichard Perrachon SA	9,885	552	Talanx AG	13,767	486
Christian Dior SE	1,900	442	Zalando SE(Æ)(Þ)	21,679	877
Cie de Saint-Gobain	36,143	1,858			29,477
Credit Agricole SA	89,892	1,219
Dassault Systemes	1,673	145	Hong Kong - 1.9%
Engie SA	24,216	343	AIA Group, Ltd.	140,800	888
Essilor International SA	8,880	1,079	BOC Hong Kong Holdings, Ltd.	23,500	96
Faurecia	9,030	429	Cheung Kong Property Holdings, Ltd.	13,500	91
Gecina SA(ö)	551	75	China Mobile, Ltd.	72,500	796
Hermes International	1,054	499	CK Hutchison Holdings Ltd	6,500	80
L'Oreal SA	5,512	1,060	CLP Holdings, Ltd.	10,000	105
LVMH Moet Hennessy Louis Vuitton			Guangdong Investment, Ltd.	482,800	689
SE - ADR	1,967	432	Guoco Group, Ltd.	7,000	81
Natixis SA	79,610	491	Henderson Land Development Co., Ltd.	4,000	25
Orange SA - ADR	8,076	126	Hongkong & Shanghai Hotels, Ltd. (The)	69,000	81
Pernod Ricard SA	1,814	215	Hongkong Land Holdings, Ltd.	35,100	270
Peugeot SA(Æ)	17,706	357	Hopewell Holdings, Ltd.	34,500	130
Publicis Groupe SA - ADR	32,009	2,237	Hysan Development Co., Ltd.	74,000	336
Renault SA	11,063	961	Jardine Matheson Holdings, Ltd.	1,600	103
Rexel SA Class H	38,484	700	Kerry Properties, Ltd.	156,500	543
Safran SA	7,718	577	Link(ö)	29,000	203
Sanofi - ADR	38,775	3,507	New World Development Co., Ltd.	68,000	84
Schneider Electric SE	33,509	2,456	Semiconductor Manufacturing
Societe Generale SA	22,008	1,119	International Corp.(Æ)	410,500	508
Thales SA	1,335	129	Swire Properties, Ltd.	6,600	21
Total SA	53,874	2,722	WH Group, Ltd.(Þ)	890,500	767
Unibail-Rodamco SE(Ñ)(ö)	282	66	Wharf Holdings, Ltd. (The)	33,466	287

See accompanying notes which are an integral part of this quarterly report.

16 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Wheelock & Co., Ltd.	125,000	988	Fuji Media Holdings, Inc.	17,300	239
Yue Yuen Industrial Holdings, Ltd.	24,000	94	FUJIFILM Holdings Corp.	4,200	164
		7,266	Fujitsu, Ltd.	395,000	2,424
			Gunma Bank, Ltd. (The)	34,700	182
India - 0.4%			H2O Retailing Corp.	2,100	34
HDFC Bank, Ltd. - ADR	19,377	1,458	Hachijuni Bank, Ltd. (The)	36,400	206
			Haseko Corp.	15,100	164
Ireland - 1.2%			Hitachi, Ltd.	340,000	1,847
CRH PLC	74,440	2,625	Hokuhoku Financial Group, Inc.	9,400	148
James Hardie Industries PLC	35,563	559	Honda Motor Co., Ltd.	84,900	2,566
Ryanair Holdings PLC - ADR(Æ)	6,000	498	Hoya Corp.	4,200	203
Willis Towers Watson PLC	6,165	807	IHI Corp.	452,000	1,430
		4,489	Iida Group Holdings Co., Ltd.	31,200	480

Israel - 0.5%			Inpex Corp.	180,800	1,784
Bank Hapoalim BM	19,641	120	Isuzu Motors, Ltd.	116,500	1,548
Bank Leumi Le-Israel BM(Æ)	57,863	255	ITOCHU Corp.	52,100	741
Check Point Software Technologies, Ltd.			Iyo Bank, Ltd. (The)	15,100	102
(Æ)	604	62	Japan Display, Inc.(Æ)	64,300	151
Teva Pharmaceutical Industries, Ltd.			Japan Petroleum Exploration Co., Ltd.	13,000	299
- ADR	39,000	1,251	Japan Post Bank Co., Ltd.	14,400	179
Teva Pharmaceutical Industries, Ltd.	3,484	113	Japan Post Holdings Co., Ltd.	24,600	309
		1,801	Japan Tobacco, Inc.	7,300	238
			JTEKT Corp.	3,400	53
Italy - 3.1%			JX Holdings, Inc.	94,400	465
Assicurazioni Generali SpA	5,164	82	Kansai Electric Power Co., Inc. (The)	13,200	162
Banco BPM SpA	12,071	35	Kao Corp.	3,000	165
Davide Campari-Milano SpA	66,059	766	KDDI Corp.	10,300	271
Enel SpA	877,275	4,130	Keyence Corp.	400	160
ENI SpA - ADR	238,726	3,913	Komatsu, Ltd.	22,300	583
FinecoBank Banca Fineco SpA	31,991	218	K's Holdings Corp.	3,600	66
Intesa Sanpaolo SpA	41,466	113	Kuraray Co., Ltd.	7,200	109
Moncler SpA	3,225	71	Kyocera Corp.	3,100	173
Parmalat SpA	33,998	111	Marubeni Corp.	151,000	932
Saras SpA	84,972	162	Medipal Holdings Corp.	7,100	112
Snam Rete Gas SpA	46,807	202	Miraca Holdings, Inc.	900	41
Telecom Italia SpA(Æ)	903,518	813	Mitsubishi Chemical Holdings Corp.	62,700	487
Telecom Italia SpA	370,667	271	Mitsubishi Corp.	8,100	175
UniCredit SpA	43,757	675	Mitsubishi UFJ Financial Group, Inc.	244,800	1,545
		11,562	Mitsui & Co., Ltd.	18,100	263
			Mitsui Chemicals, Inc.	51,000	252
Japan - 15.3%			Mixi, Inc.	9,400	454
Adastria Co., Ltd.	5,300	132	Mizuho Financial Group, Inc.	123,400	227
Aisin Seiki Co., Ltd.	2,400	118	Morinaga Milk Industry Co., Ltd.	41,000	304
Alps Electric Co., Ltd.	23,800	677	MS&AD Insurance Group Holdings, Inc.	10,600	338
Aozora Bank, Ltd.	28,000	103	NEC Corp.	37,000	89
Asahi Kasei Corp.	14,000	136	Nexon Co., Ltd.	7,300	116
Astellas Pharma, Inc.	135,000	1,782	NH Foods, Ltd.	13,000	349
Bridgestone Corp.	11,500	466	Nidec Corp.	6,200	591
Canon, Inc.	9,300	291	Nintendo Co., Ltd.	2,800	651
Central Japan Railway Co.	600	98	Nippon Suisan Kaisha, Ltd.	47,800	239
Dai-ichi Life Holdings, Inc.	58,950	1,062	Nippon Telegraph & Telephone Corp.	24,900	1,063
Daito Trust Construction Co., Ltd.	900	124	Nippon Television Holdings, Inc.	19,800	342
Denso Corp.	3,100	137	Nippon Yusen KK	61,000	129
DIC Corp.	5,800	215	Nissan Motor Co., Ltd.	20,600	199
East Japan Railway Co.	800	70	Nomura Holdings, Inc.	64,300	401
EDION Corp.	11,000	101	NTT DOCOMO, Inc.	13,100	305
Eisai Co., Ltd.	15,000	778	Obayashi Corp.	15,900	150
FANUC Corp.	2,450	503	Olympus Corp.	13,200	509
Fuji Electric Co., Ltd.	399,000	2,378	Ono Pharmaceutical Co., Ltd.	25,600	531
Fuji Heavy Industries, Ltd.	1,300	48	Open House Co., Ltd.	6,300	151

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 17

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
ORIX Corp.	42,500	631	Aegon NV	360,783	1,836
Osaka Gas Co., Ltd.	24,000	91	AerCap Holdings NV(Æ)	11,271	518
Rohm Co., Ltd.	8,900	594	Akzo Nobel NV	1,722	143
Saizeriya Co., Ltd.	5,600	141	ASML Holding NV	3,409	452
SBI Holdings, Inc.	5,800	81	Euronext NV(Þ)	476	21
Sekisui Chemical Co., Ltd.	13,600	229	EXOR NV	19,536	1,010
Sekisui House, Ltd.	17,200	283	Fugro NV(Æ)	3,225	50
Seven & i Holdings Co., Ltd.	2,400	94	Heineken NV	12,896	1,097
Shimamura Co., Ltd.	3,500	463	ING Groep NV	282,629	4,271
Shizuoka Bank, Ltd. (The)	11,000	90	Koninklijke Ahold Delhaize NV	12,442	266
SMC Corp.	2,300	683	Koninklijke KPN NV	388,591	1,170
SoftBank Group Corp.	2,800	198	Koninklijke Philips NV	54,600	1,755
Sojitz Corp.	66,800	168	Mobileye NV(Æ)	10,600	651
Sompo Japan Nipponkoa Holdings, Inc.	17,700	651	NN Group NV	22,883	745
Sony Corp.	81,000	2,748	NXP Semiconductors NV(Æ)	1,133	117
Sumitomo Bakelite Co., Ltd.	4,000	24	Randstad Holding NV	2,917	168
Sumitomo Chemical Co., Ltd.	20,000	112	Royal Dutch Shell PLC Class A	89,141	2,348
Sumitomo Corp.	192,800	2,598	Wolters Kluwer NV	4,450	185
Sumitomo Mitsui Financial Group, Inc.	55,200	2,012	Yandex NV Class A(Æ)	26,400	579
Sumitomo Mitsui Trust Holdings, Inc.	5,900	205			17,565
Sumitomo Osaka Cement Co., Ltd.	205,000	855
Takeda Pharmaceutical Co., Ltd.	2,100	99	Norway - 0.2%
Tokio Marine Holdings, Inc.	41,300	1,748	DNB ASA	8,165	129
Tokyo Electric Power Co. Holdings, Inc.			Grieg Seafood ASA(Æ)	15,660	117
(Æ)	103,200	405	Salmar ASA Class A	2,112	46
Tokyo Electron, Ltd.	700	77	Telenor ASA	4,797	80
Tokyo Gas Co., Ltd.	24,000	109	TGS Nopec Geophysical Co. ASA - ADR	11,773	249
Toppan Printing Co., Ltd.	17,000	174			621
Toray Industries, Inc.	13,000	115
Toshiba Plant Systems & Services Corp.	5,600	82	Portugal - 0.2%
Toyo Tire & Rubber Co., Ltd.	1,500	27	Banco BPI SA Class G(Æ)	50,276	57
Toyota Motor Corp.	22,700	1,235	Galp Energia SGPS SA Class B	55,903	849
Toyota Tsusho Corp.	4,800	146			906

Trend Micro, Inc.	25,100	1,119	Russia - 1.1%
West Japan Railway Co.	13,300	867	Evraz PLC(Æ)	84,948	230
Yamaguchi Financial Group, Inc.	29,000	315	Gazprom PJSC - ADR	259,174	1,160
Ya-Man, Ltd.	700	34	Lukoil PJSC - ADR	7,827	414
		57,312	MMC Norilsk Nickel PJSC	3,192	506

Jersey - 0.2%			Rosneft Oil Co. PJSC	87,564	502
Centamin PLC	144,117	310	Sberbank of Russia PJSC Class T	431,414	1,222
Experian PLC	3,951	81			4,034

Glencore PLC(Æ)	34,515	136	Singapore - 1.2%
Shire PLC - ADR	3,406	199	BW LPG, Ltd.(Æ)(Þ)	13,993	71
Wolseley PLC - ADR	1,361	86	DBS Group Holdings, Ltd.	20,600	286
		812	Jardine Cycle & Carriage, Ltd.	22,900	718

Luxembourg - 0.3%			United Overseas Bank, Ltd.	117,700	1,862
ArcelorMittal(Æ)	49,391	413	Venture Corp., Ltd.	5,300	43
Samsonite International SA	122,100	445	Wilmar International, Ltd.	489,400	1,234
Tenaris SA	7,298	125	Yangzijiang Shipbuilding Holdings, Ltd.	466,100	377
		983			4,591

Macao - 0.3%			South Korea - 2.5%
Sands China, Ltd.	228,000	1,055	Hana Financial Group, Inc.	32,125	1,062
			Hankook Tire Co., Ltd.	18,600	906
Malaysia - 0.1%			NAVER Corp.	684	523
CIMB Group Holdings BHD	425,700	536	POSCO	6,352	1,646
			Samsung Electronics Co., Ltd.	2,299	4,233
Netherlands - 4.7%
ABN AMRO Group NV(Þ)	7,556	183

See accompanying notes which are an integral part of this quarterly report.

18 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Shinhan Financial Group Co., Ltd.	24,271	1,011	Luzerner Kantonalbank AG	395	167
		9,381	Nestle SA	23,164	1,777
			Novartis AG	36,566	2,715
Spain - 2.4%			Oriflame Holding AG	1,922	77
ACS Actividades de Construccion y			Roche Holding AG	14,716	3,755
Servicios SA	5,228	178	Sika AG	269	1,614
Aena SA(Þ)	3,744	592	St. Galler Kantonalbank AG	386	162
Amadeus IT Group SA Class A	16,697	846	STMicroelectronics NV	5,928	91
Banco Bilbao Vizcaya Argentaria SA			Swiss Life Holding AG(Æ)	5,052	1,630
- ADR	24,718	192	Swiss Re AG	2,780	250
Banco de Sabadell SA - ADR	723,677	1,327	UBS Group AG(Æ)	154,151	2,467
Banco Santander SA - ADR	227,776	1,396	Zurich Insurance Group AG	1,043	278
Bankinter SA	91,568	769			22,892
CaixaBank SA	22,622	97
Distribuidora Internacional de			Taiwan - 0.5%
Alimentacion SA	11,312	65	Catcher Technology Co., Ltd.	71,000	703
Ebro Foods SA	3,848	78	Hon Hai Precision Industry Co., Ltd.	161,153	484
Endesa SA - ADR	4,000	94	Teco Electric and Machinery Co., Ltd.	639,600	650
Iberdrola SA	66,122	473			1,837
Industria de Diseno Textil SA	21,237	749
Red Electrica Corp. SA	7,389	142	Thailand - 0.2%
Repsol SA - ADR	51,291	792	Bangkok Bank PCL	50,500	273
Telefonica SA - ADR	110,628	1,241	Charoen Pokphand Foods PCL	481,900	389
		9,031			662

Sweden - 1.1%			United Kingdom - 16.8%
Alfa Laval AB	9,589	181	3i Group PLC	74,744	702
Assa Abloy AB Class B	48,980	1,006	Amec Foster Wheeler PLC - GDR	55,225	369
Atlas Copco AB Class A	22,970	812	Anglo American PLC(Æ)	11,648	177
Atlas Copco AB Class B	854	27	Antofagasta PLC	221,384	2,307
Electrolux AB	4,221	117	Aon PLC	7,534	894
Fastighets AB Balder Class B(Æ)	5,215	109	AstraZeneca PLC	3,350	206
L E Lundbergforetagen AB Class B	2,019	137	Aviva PLC	195,066	1,300
Melker Schorling AB	2,353	142	Babcock International Group PLC	9,300	103
Nordea Bank AB	85,559	977	Barclays PLC	456,968	1,288
Skandinaviska Enskilda Banken AB			Barratt Developments PLC	15,429	106
Class A(Ñ)	12,537	140	BHP Billiton PLC	67,570	1,048
Svenska Cellulosa AB SCA Class B	2,542	82	BP PLC	273,838	1,572
Svenska Handelsbanken AB Class A(Ñ)	6,300	86	BP PLC - ADR	22,300	770
Swedbank AB Class A	9,342	216	British American Tobacco PLC	57,672	3,822
Telefonaktiebolaget LM Ericsson Class			BT Group PLC	45,155	180
B(Ñ)	23,568	157	Bunzl PLC	2,972	86
		4,189	Capital & Counties Properties PLC	26,924	98
			Centrica PLC	137,928	375
Switzerland - 6.1%			CNH Industrial NV	172,700	1,665
ABB, Ltd.	62,350	1,458	Coca-Cola European Partners PLC	43,400	1,636
Actelion, Ltd.(Æ)	512	145	Compass Group PLC	3,911	74
Adecco SA	4,140	294	Croda International PLC	3,816	171
Allreal Holding AG(Æ)	683	112	CYBG PLC(Æ)	35,554	124
Banque Cantonale Vaudoise	219	151	Dairy Crest Group PLC	145,609	1,010
Basler Kantonalbank	1,293	93	Diageo PLC	28,219	808
Berner Kantonalbank AG	931	171	DS Smith PLC Class F	456,627	2,478
Cie Financiere Richemont SA	7,486	591	Fiat Chrysler Automobiles NV(Æ)	283,230	3,080
Coca-Cola HBC AG - ADR(Æ)	7,153	185	GlaxoSmithKline PLC - ADR	195,224	4,061
Credit Suisse Group AG(Æ)	174,459	2,591	Halma PLC	7,605	98
Georg Fischer AG	141	128	HSBC Holdings PLC	254,691	2,081
Graubuendner Kantonalbank	74	105	Hunting PLC(Æ)	26,715	189
IWG PLC	58,221	232	Imperial Tobacco Group PLC	73,842	3,581
Julius Baer Group, Ltd.(Æ)	16,981	848	Inchcape PLC	22,390	236
Kuehne & Nagel International AG	373	53	Indivior PLC	17,094	69
Lonza Group AG(Æ)	3,983	752	Intermediate Capital Group PLC(Æ)	17,781	158

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 19

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal		Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$		or Shares		$
International Consolidated Airlines			Total Common Stocks
Group SA	40,848	270	(cost $323,353)			345,244
J Sainsbury PLC	7,941	26
Johnson Matthey PLC	3,826	148	Preferred Stocks - 0.6%
Just Eat PLC(Æ)	91,832	650	Germany - 0.6%
Kingfisher PLC	141,889	580	Bayerische Motoren Werke AG	1,321		104
Land Securities Group PLC(ö)	22,994	306	Man SE	728		74
Legal & General Group PLC	40,244	125	Porsche Automobil Holding SE	3,318		181
Lloyds Banking Group PLC	1,070,508	891	Volkswagen AG	12,952		1,888
Mondi PLC	6,894	167				2,247
National Grid PLC	91,223	1,157
Old Mutual PLC	50,204	126	Japan - 0.0%
Pearson PLC	13,318	114	Shinkin Central Bank Class A	49		103
Persimmon PLC Class A	12,955	340
Petrofac, Ltd.	21,294	245	Sweden - 0.0%
Prudential PLC	7,514	159	Fastighets AB Balder	2,980		109
Reckitt Benckiser Group PLC	8,181	746
Redrow PLC	6,300	40	Total Preferred Stocks
RELX NV	7,320	136	(cost $2,309)			2,459
RELX PLC	5,525	108
Rio Tinto PLC	21,061	848	Warrants & Rights - 0.0%
Rolls-Royce Holdings PLC(Æ)	76,400	721	Australia - 0.0%
Royal Bank of Scotland Group PLC(Æ)	429,351	1,303	Downer EDI, Ltd.(Æ)
Royal Dutch Shell PLC Class B	56,920	1,564	2017 Rights	2,953		—
Royal Mail PLC	25,416	135
RSA Insurance Group PLC	54,346	399	Germany - 0.0%
Sage Group PLC (The)	20,985	166	Deutsche Bank AG(Æ)
Segro PLC(ö)	11,652	67	2017 Rights	21,207		51

Shaftesbury PLC(ö)	6,567	75	Total Warrants & Rights
Sky PLC	7,619	93
Smith & Nephew PLC	5,704	87	(cost $—)			51
Standard Chartered PLC(Æ)	141,236	1,352
Subsea 7 SA	24,520	380	Short-Term Investments - 5.2%
TechnipFMC PLC(Æ)	47,500	1,546	United States - 5.2%
			U.S. Cash Management Fund	19,326,995	(8)	19,329
Tesco PLC(Æ)	921,786	2,144	Total Short-Term Investments
Travis Perkins PLC	120,973	2,295
Unilever NV	3,467	172	(cost $19,330)			19,329
Unilever PLC	3,891	192
Virgin Money Holdings UK PLC Class A	5,300	21	Other Securities - 0.6%
Vodafone Group PLC	761,813	1,982	U.S. Cash Collateral Fund(×)	2,230,147	(8)	2,230
Wm Morrison Supermarkets PLC	145,387	437	Total Other Securities
Worldpay Group PLC(Þ)	153,994	570	(cost $2,230)			2,230
WPP PLC	133,201	2,924
		62,729	Total Investments 98.7%
			(identified cost $347,222)			369,313
United States - 2.3%
Alphabet, Inc. Class C(Æ)	2,441	2,025	Other Assets and Liabilities, Net
Ball Corp.	1,250	93	- 1.3%			4,795
Carnival PLC	3,900	223	Net Assets - 100.0%			374,108
Facebook, Inc. Class A(Æ)	12,046	1,711
MasterCard, Inc. Class A	4,700	529
Mylan NV(Æ)	20,662	806
News Corp. Class A	61,101	794
News Corp. Class B	10	—
Philip Morris International, Inc.	5,300	598
Priceline Group, Inc. (The)(Æ)	500	890
Visa, Inc. Class A	10,756	956
		8,625

See accompanying notes which are an integral part of this quarterly report.

20 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
CAC40 Euro Index Futures	47	EUR	2,404	04/17	80
DAX Index Futures	6	EUR	1,849	06/17	51
EURO STOXX 50 Index Futures	191	EUR	6,544	06/17	169
FTSE 100 Index Futures	30	GBP	2,183	06/17	(4)
Hang Seng Index Futures	4	HKD	4,826	04/17	(6)
MSCI Emerging Markets Mini Index Futures	40	USD	3,564	06/17	11
S&P/TSX 60 Index Futures	68	CAD	12,405	06/17	(3)
SPI 200 Index Futures	61	AUD	8,918	06/17	116
TOPIX Index Futures	127	JPY	1,920,876	06/17	(360)
Short Positions
FTSE 100 Index Futures	93	GBP	6,766	06/17	10
Hang Seng Index Futures	30	HKD	36,197	04/17	42
MSCI Emerging Markets Mini Index Futures	180	USD	8,653	06/17	48
S&P 500 E-mini Index Futures	110	USD	12,976	06/17	20
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					174

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	66	EUR	61	04/04/17	—
Bank of America	USD	6,687	EUR	6,200	06/21/17	(49)
Bank of America	USD	1	GBP	1	04/04/17	—
Bank of America	USD	4,708	GBP	3,800	06/21/17	63
Bank of America	USD	6	JPY	668	04/04/17	—
Bank of America	USD	10	JPY	1,103	04/05/17	—
Bank of America	AUD	100	USD	77	06/21/17	—
Bank of America	AUD	3,600	USD	2,761	06/21/17	14
Bank of America	CAD	300	USD	225	06/21/17	—
Bank of America	EUR	200	USD	215	06/21/17	1
Bank of America	GBP	—	USD	—	04/03/17	—
Bank of America	GBP	56	USD	70	04/04/17	—
Bank of America	GBP	200	USD	246	06/21/17	(5)
Bank of America	HKD	37	USD	5	04/03/17	—
Bank of America	HKD	100	USD	13	04/03/17	—
Bank of America	HKD	1,000	USD	129	06/21/17	—
Bank of America	HKD	21,000	USD	2,709	06/21/17	2
Bank of America	JPY	4,254	USD	38	04/03/17	—
Bank of America	JPY	8,894	USD	80	04/04/17	—
Bank of Montreal	USD	217	AUD	284	06/21/17	—
Bank of Montreal	USD	1,123	AUD	1,470	06/21/17	(2)
Bank of Montreal	USD	1,527	AUD	1,998	06/21/17	(2)
Bank of Montreal	USD	250	CAD	334	06/21/17	1
Bank of Montreal	USD	1,110	CAD	1,480	06/21/17	4
Bank of Montreal	USD	1,401	CAD	1,868	06/21/17	5
Bank of Montreal	USD	1,149	EUR	1,086	06/21/17	14
Bank of Montreal	USD	409	GBP	332	06/21/17	8
Bank of Montreal	USD	850	GBP	690	06/21/17	17
Bank of Montreal	USD	100	HKD	774	06/21/17	—
Bank of Montreal	USD	562	JPY	63,841	06/21/17	13
Bank of Montreal	USD	2,123	JPY	241,036	06/21/17	48
Bank of Montreal	CHF	425	USD	423	06/21/17	(3)
Bank of Montreal	EUR	484	USD	512	06/21/17	(6)
Bank of Montreal	EUR	3,305	USD	3,497	06/21/17	(42)
Bank of Montreal	GBP	1,857	USD	2,286	06/21/17	(45)
Bank of Montreal	HKD	2,362	USD	305	06/21/17	—
Bank of Montreal	JPY	25,000	USD	220	06/21/17	(5)
Bank of Montreal	NOK	1,875	USD	223	06/21/17	4

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 21

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
BNP Paribas	USD	1,513	AUD	1,998	06/21/17	12
BNP Paribas	USD	1,397	CAD	1,868	06/21/17	9
BNP Paribas	USD	2,115	JPY	241,036	06/21/17	56
BNP Paribas	EUR	484	USD	511	06/21/17	(7)
BNP Paribas	GBP	1,857	USD	2,285	06/21/17	(46)
BNP Paribas	HKD	2,362	USD	305	06/21/17	—
Brown Brothers Harriman	USD	766	AUD	1,000	06/21/17	(3)
Brown Brothers Harriman	USD	1,805	CAD	2,400	06/21/17	2
Brown Brothers Harriman	USD	5,556	CHF	5,500	06/21/17	(40)
Brown Brothers Harriman	USD	5,575	GBP	4,500	06/21/17	73
Brown Brothers Harriman	USD	3,870	HKD	30,000	06/21/17	(4)
Brown Brothers Harriman	USD	882	NOK	7,500	06/21/17	(8)
Brown Brothers Harriman	USD	2,504	SEK	22,000	06/21/17	(40)
Brown Brothers Harriman	EUR	8,000	USD	8,625	06/21/17	59
Brown Brothers Harriman	JPY	630,000	USD	5,591	06/21/17	(85)
Citibank	USD	528	AUD	700	06/21/17	7
Citibank	USD	744	CAD	1,000	06/21/17	8
Citibank	USD	3,223	EUR	3,000	06/21/17	(11)
Citibank	USD	1,221	GBP	1,000	06/21/17	33
Citibank	USD	387	HKD	3,000	06/21/17	—
Citibank	USD	1,401	JPY	160,000	06/21/17	40
Citibank	AUD	100	USD	76	06/21/17	—
Citibank	AUD	100	USD	76	06/21/17	—
Citibank	CAD	100	USD	75	06/21/17	—
Citibank	CAD	100	USD	75	06/21/17	—
Citibank	EUR	500	USD	541	06/21/17	6
Citibank	EUR	700	USD	759	06/21/17	10
Citibank	GBP	100	USD	125	06/21/17	(1)
Citibank	GBP	150	USD	188	06/21/17	—
Citibank	HKD	1,000	USD	129	06/21/17	—
Citibank	JPY	25,000	USD	226	06/21/17	1
Citibank	JPY	30,000	USD	271	06/21/17	1
Commonwealth Bank of Australia	USD	217	AUD	284	06/21/17	—
Commonwealth Bank of Australia	USD	1,122	AUD	1,470	06/21/17	—
Commonwealth Bank of Australia	USD	1,525	AUD	1,998	06/21/17	(1)
Commonwealth Bank of Australia	USD	250	CAD	334	06/21/17	1
Commonwealth Bank of Australia	USD	1,110	CAD	1,480	06/21/17	4
Commonwealth Bank of Australia	USD	1,401	CAD	1,868	06/21/17	5
Commonwealth Bank of Australia	USD	1,150	EUR	1,086	06/21/17	13
Commonwealth Bank of Australia	USD	409	GBP	332	06/21/17	8
Commonwealth Bank of Australia	USD	850	GBP	690	06/21/17	17
Commonwealth Bank of Australia	USD	100	HKD	774	06/21/17	—
Commonwealth Bank of Australia	USD	563	JPY	63,841	06/21/17	13
Commonwealth Bank of Australia	USD	2,124	JPY	241,036	06/21/17	47
Commonwealth Bank of Australia	CHF	425	USD	423	06/21/17	(3)
Commonwealth Bank of Australia	EUR	484	USD	512	06/21/17	(6)
Commonwealth Bank of Australia	EUR	3,305	USD	3,499	06/21/17	(40)
Commonwealth Bank of Australia	GBP	1,857	USD	2,286	06/21/17	(44)
Commonwealth Bank of Australia	HKD	2,362	USD	305	06/21/17	—
Commonwealth Bank of Australia	JPY	25,000	USD	220	06/21/17	(5)
Commonwealth Bank of Australia	NOK	1,875	USD	223	06/21/17	4
Royal Bank of Canada	USD	215	AUD	284	06/21/17	1
Royal Bank of Canada	USD	1,114	AUD	1,470	06/21/17	7
Royal Bank of Canada	USD	1,515	AUD	1,998	06/21/17	10
Royal Bank of Canada	USD	250	CAD	334	06/21/17	1
Royal Bank of Canada	USD	1,108	CAD	1,480	06/21/17	6
Royal Bank of Canada	USD	1,398	CAD	1,868	06/21/17	8
Royal Bank of Canada	USD	1,146	EUR	1,086	06/21/17	16
Royal Bank of Canada	USD	409	GBP	332	06/21/17	8
Royal Bank of Canada	USD	849	GBP	690	06/21/17	17
Royal Bank of Canada	USD	100	HKD	774	06/21/17	—
Royal Bank of Canada	USD	561	JPY	63,841	06/21/17	14
Royal Bank of Canada	USD	2,118	JPY	241,036	06/21/17	54

See accompanying notes which are an integral part of this quarterly report.

22 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Royal Bank of Canada	CHF	425	USD	422	06/21/17	(4)
Royal Bank of Canada	EUR	484	USD	511	06/21/17	(7)
Royal Bank of Canada	EUR	3,305	USD	3,490	06/21/17	(48)
Royal Bank of Canada	GBP	1,857	USD	2,284	06/21/17	(46)
Royal Bank of Canada	HKD	2,362	USD	305	06/21/17	—
Royal Bank of Canada	JPY	25,000	USD	220	06/21/17	(6)
Royal Bank of Canada	NOK	1,875	USD	222	06/21/17	3
Standard Chartered	USD	217	AUD	284	06/21/17	—
Standard Chartered	USD	1,123	AUD	1,470	06/21/17	(1)
Standard Chartered	USD	1,526	AUD	1,998	06/21/17	(2)
Standard Chartered	USD	250	CAD	334	06/21/17	1
Standard Chartered	USD	1,110	CAD	1,480	06/21/17	4
Standard Chartered	USD	1,401	CAD	1,868	06/21/17	5
Standard Chartered	USD	1,149	EUR	1,086	06/21/17	14
Standard Chartered	USD	409	GBP	332	06/21/17	8
Standard Chartered	USD	849	GBP	690	06/21/17	17
Standard Chartered	USD	100	HKD	774	06/21/17	—
Standard Chartered	USD	562	JPY	63,841	06/21/17	13
Standard Chartered	USD	2,123	JPY	241,036	06/21/17	48
Standard Chartered	CHF	425	USD	423	06/21/17	(3)
Standard Chartered	EUR	484	USD	512	06/21/17	(6)
Standard Chartered	EUR	3,305	USD	3,497	06/21/17	(42)
Standard Chartered	GBP	1,857	USD	2,285	06/21/17	(45)
Standard Chartered	HKD	2,362	USD	305	06/21/17	—
Standard Chartered	JPY	25,000	USD	220	06/21/17	(5)
Standard Chartered	NOK	1,875	USD	223	06/21/17	4
State Street	USD	33	CAD	44	04/04/17	—
State Street	USD	149	CAD	200	06/21/17	1
State Street	USD	11	CHF	11	04/03/17	—
State Street	USD	40	DKK	281	04/03/17	—
State Street	USD	422	EUR	400	06/21/17	5
State Street	USD	123	GBP	100	06/21/17	3
State Street	USD	10	HKD	75	04/03/17	—
State Street	USD	176	JPY	20,000	06/21/17	5
State Street	USD	73	MYR	325	04/03/17	—
State Street	USD	86	MYR	381	04/04/17	—
State Street	BRL	6	USD	2	04/03/17	—
State Street	EUR	16	USD	17	04/03/17	—
State Street	GBP	8	USD	10	04/03/17	—
State Street	GBP	40	USD	51	04/03/17	—
State Street	JPY	4,523	USD	41	04/03/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						178

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Argentina	$521	$—	$—	$—	$521
Australia	21	11,377	—	—	11,398
Austria	—	1,972	—	—	1,972
Belgium	—	4,143	—	—	4,143
Bermuda	905	96	—	—	1,001
Brazil	3,256	—	—	—	3,256
Canada	11,710	—	—	—	11,710

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 23

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Cayman Islands	591	2,337	—	—	2,928
Chile	325	—	—	—	325
China	1,347	1,525	—	—	2,872
Colombia	375	—	—	—	375
Czech Republic	—	137	—	—	137
Denmark	—	3,978	—	—	3,978
Finland	—	1,031	—	—	1,031
France	—	35,783	—	—	35,783
Germany	1,450	28,027	—	—	29,477
Hong Kong	—	7,266	—	—	7,266
India	1,458	—	—	—	1,458
Ireland	1,305	3,184	—	—	4,489
Israel	1,313	488	—	—	1,801
Italy	—	11,562	—	—	11,562
Japan	—	57,312	—	—	57,312
Jersey	—	812	—	—	812
Luxembourg	—	983	—	—	983
Macao	—	1,055	—	—	1,055
Malaysia	—	536	—	—	536
Netherlands	1,865	15,700	—	—	17,565
Norway	—	621	—	—	621
Portugal	—	906	—	—	906
Russia	—	4,034	—	—	4,034
Singapore	—	4,591	—	—	4,591
South Korea	—	9,381	—	—	9,381
Spain	—	9,031	—	—	9,031
Sweden	—	4,189	—	—	4,189
Switzerland	—	22,892	—	—	22,892
Taiwan	—	1,837	—	—	1,837
Thailand	—	662	—	—	662
United Kingdom	3,678	59,051	—	—	62,729
United States	8,402	223	—	—	8,625
Preferred Stocks	—	2,459	—	—	2,459
Warrants & Rights	51	—	—	—	51
Short-Term Investments	—	—	—	19,329	19,329
Other Securities	—	—	—	2,230	2,230
Total Investments	38,573	309,181	—	21,559	369,313

Other Financial Instruments
Assets
Futures Contracts	547	—	—	—	547
Foreign Currency Exchange Contracts	—	896	—	—	896
Liabilities
Futures Contracts	(373)	—	—	—	(373)
Foreign Currency Exchange Contracts	(1)	(717)	—	—	(718)
Total Other Financial Instruments*	$173	$179	$—	$—	$352

See accompanying notes which are an integral part of this quarterly report.

24 Non-U.S. Fund

Russell Investment Funds
Non-U.S. Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

Fair Value
Practical
Portfolio Summary	Level 1	Level 2		Level 3	Expedient (a)	Total

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2017, see note 2 in the Notes to
Quarterly Report.
Amounts in thousands

Fair Value
Sector Exposure	$
Consumer Discretionary	45,960
Consumer Staples	24,053
Energy	24,908
Financial Services	98,380
Health Care	29,389
Materials and Processing	33,758
Producer Durables	36,451
Technology	34,568
Utilities	20,236
Warrants and Rights	51
Short-Term Investments	19,329
Other Securities	2,230
Total Investments	369,313

See accompanying notes which are an integral part of this quarterly report.

Non-U.S. Fund 25

Russell Investment Funds
Core Bond Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Long-Term Investments - 87.7%			1.221% due 03/25/37 (Ê)	1,490	1,278
Asset-Backed Securities - 5.6%			Conseco Financial Corp.
			Series 1998-2 Class M1
Aames Mortgage Investment Trust			6.940% due 12/01/28	1,432	1,329
Series 2005-1 Class M6
1.793% due 06/25/35 (Ê)	1,040	752	Countrywide Asset-Backed Certificates
			Series 2005-5 Class M4
Ace Securities Corp.			1.556% due 10/25/35 (Ê)	542	516
Series 2005-HE3 Class M2
1.657% due 05/25/35 (Ê)	816	816	Dryden Senior Loan Fund Trust
ACE Securities Corp. Mortgage Loan			Series 2017-34A Class AR
Trust			2.182% due 10/15/26 (Ê)(Þ)	1,220	1,224
Series 2007-D1 Class A2			FFMLT Trust
6.336% due 02/25/38 (Þ)	690	642	Series 2005-FF8 Class M2
American Express Credit Account			1.112% due 09/25/35 (Ê)	760	689
Master Trust			Fieldstone Mortgage Investment Trust
Series 2014-2 Class A			Series 2004-4 Class M3
1.260% due 01/15/20	1,665	1,666	2.438% due 10/25/35 (Ê)	673	653
AmeriCredit Automobile Receivables			Ford Credit Auto Owner Trust
Trust			Series 2015-B Class A3
Series 2013-3 Class C			1.160% due 11/15/19	600	599
2.380% due 06/10/19	937	939	GMACM Home Equity Loan Trust
Series 2014-4 Class A3			Series 2007-HE1 Class A5
1.270% due 07/08/19	354	354	5.705% due 08/25/37	836	856
Series 2015-3 Class A3			Greenpoint Manufactured Housing
1.540% due 03/09/20	660	660	Series 1999-3 Class 1A7
Series 2016-1 Class A2A			7.270% due 06/15/29	633	649
1.520% due 06/10/19	364	364	GSAMP Trust
Series 2016-2 Class A2A			Series 2006-HE4 Class A1
1.420% due 10/08/19	389	389	0.732% due 06/25/36 (Ê)	904	818
Ameriquest Mortgage Securities,			Hertz Vehicle Financing LLC
Inc. Asset-Backed Pass-Through			Series 2015-2A Class A
Certificates			2.020% due 09/25/19 (Þ)	920	916
Series 2005-R1 Class M4			Home Equity Asset Trust
1.307% due 03/25/35 (Ê)	830	752	Series 2005-9 Class M1
Asset-Backed Funding Trust Certificates			0.580% due 04/25/36 (Ê)	380	352
Series 2005-WF1 Class M1			Series 2006-4 Class 2A4
1.132% due 11/25/34 (Ê)	1,187	1,152	0.872% due 08/25/36 (Ê)	790	736
Bank of The West Auto Trust			Series 2006-6 Class 2A3
Series 2014-1 Class A3			0.596% due 11/25/36 (Ê)	938	806
1.090% due 03/15/19 (Þ)	441	441	Honda Auto Receivables Owner Trust
Blackbird Capital Aircraft Lease			Series 2015-2 Class A3
Securitization, Ltd.			1.040% due 02/21/19	824	822
Series 2016-1A Class AA			HSI Asset Securitization Corp. Trust
2.487% due 12/16/41 (Þ)	588	580	Series 2006-OPT3 Class 2A
Capital Auto Receivables Asset Trust			0.961% due 02/25/36 (Ê)	562	557
Series 2014-2 Class A4			Series 2007-OPT1 Class 1A
1.620% due 10/22/18	737	737	0.628% due 12/25/36 (Ê)	314	235
Chase Issuance Trust			Hyundai Auto Receivables Trust
Series 2014-A6 Class A6			Series 2015-A Class A3
1.260% due 07/15/19	1,730	1,731	1.050% due 04/15/19	322	322
CIT Mortgage Loan Trust			Series 2015-C Class A2B
Series 2007-1 Class 1M1			0.851% due 11/15/18 (Ê)	83	83
2.482% due 10/25/37 (Þ)	260	230	Series 2015-C Class A3
Citibank Credit Card Issuance Trust			1.460% due 02/18/20	305	305
Series 2014-A1 Class A1			Long Beach Mortgage Loan Trust
2.880% due 01/23/23	1,890	1,943	Series 2004-4 Class M1
Series 2014-A5 Class A5			1.425% due 10/25/34 (Ê)	1,071	983
2.680% due 06/07/23	550	560	Magnetite XI, Ltd.
Series 2016-A2 Class A2			Series 2014-11A Class A1
2.190% due 11/20/23	620	619	2.129% due 01/18/27 (Ê)(Þ)	600	600
Citibank Credit Care Issuance Trust			Mercedes-Benz Auto Receivables Trust
Series 2014-A6 Class A6			Series 2016-1 Class A2A
2.150% due 07/15/21	415	419	1.110% due 03/15/19	1,366	1,366
Citigroup Mortgage Loan Trust, Inc.			Merrill Lynch Mortgage Investors Trust
Series 2007-WFH2 Class M2

See accompanying notes which are an integral part of this quarterly report.

26 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series 2006-FF1 Class M4			Series 2016-1 Class A2
0.895% due 08/25/36 (Ê)	790	763	1.070% due 03/15/19	940	939
New Century Home Equity Loan Trust					47,722
Series 2005-B Class M1			Corporate Bonds and Notes - 18.8%
1.236% due 10/25/35 (Ê)	690	607	21st Century Fox America, Inc.
Nissan Auto Receivables Owner Trust			6.900% due 08/15/39	635	811
Series 2013-B Class A4			Abbott Laboratories
1.310% due 10/15/19	303	303	2.350% due 11/22/19	710	713
Series 2015-A Class A3			2.900% due 11/30/21	885	889
1.050% due 10/15/19	244	244	3.750% due 11/30/26	450	449
Option One Mortgage Loan Trust			3.750% due 11/30/26	885	884
Series 2004-3 Class M1			4.750% due 11/30/36	60	62
1.314% due 11/25/34 (Ê)	1,008	987	4.900% due 11/30/46	80	83
Series 2007-FXD1 Class 3A4
5.860% due 01/25/37	390	374	AbbVie, Inc.
			2.500% due 05/14/20	841	847
Park Place Securities, Inc.			3.600% due 05/14/25	60	60
Series 2004-WHQ2 Class M2
1.470% due 02/25/35 (Ê)	927	929	AES Corp.
Series 2005-WHQ1 Class M5			5.500% due 03/15/24	50	51
1.896% due 03/25/35 (Ê)	1,290	1,198	Aetna, Inc.
Popular ABS Mortgage Pass-Through			1.700% due 06/07/18	160	160
Trust			2.800% due 06/15/23	30	30
Series 2006-C Class A4			Albemarle Corp.
0.775% due 07/25/36 (Ê)	1,193	1,159	4.150% due 12/01/24	320	333
Series 2006-D Class A3			Series 30YR
0.785% due 11/25/46 (Ê)	1,500	1,351	5.450% due 12/01/44	720	797
RAMP Trust			Allison Transmission, Inc.
Series 2003-RS11 Class AI6A			5.000% due 10/01/24 (Þ)	90	91
5.805% due 12/25/33	76	80	Ally Financial, Inc.
Series 2006-RZ1 Class M4			3.250% due 11/05/18	530	534
1.058% due 03/25/36 (Ê)	960	753	8.000% due 11/01/31	100	119
Renaissance Home Equity Loan Trust			Altria Group, Inc.
Series 2006-1 Class AF6			9.250% due 08/06/19	434	504
5.746% due 05/25/36	104	69	2.850% due 08/09/22	200	200
Series 2007-1 Class AF2			10.200% due 02/06/39	482	815
5.512% due 04/25/37	1	—	5.375% due 01/31/44	60	68
Residential Asset Mortgage Products,			Amazon.com, Inc.
Inc. Trust			4.950% due 12/05/44	60	68
Series 2005-EFC1 Class M3			American Airlines, Inc. Pass-Through
1.258% due 05/25/35 (Ê)	637	637	Trust
Santander Drive Auto Receivables Trust			Series 2013-2 Class A
Series 2013-1 Class D			4.950% due 01/15/23	152	162
2.270% due 01/15/19	1,170	1,173	Series 2014-1 Class B
Series 2014-4 Class B			4.375% due 10/01/22	382	384
1.820% due 05/15/19	94	94	Series A Class A
Series 2015-2 Class B			5.250% due 01/31/21	198	211
1.830% due 01/15/20	880	881	Series B Class B
Series 2015-4 Class A3			5.250% due 01/15/24	340	351
1.580% due 09/16/19	372	373	4.950% due 02/15/25	210	215
SLM Private Credit Student Loan Trust			American Axle & Manufacturing, Inc.
Series 2005-B Class A4			6.625% due 10/15/22	50	52
1.180% due 06/15/39 (Ê)	650	606	American Builders & Contractors Supply
Series 2006-A Class A5			Co., Inc.
0.943% due 06/15/39 (Ê)	280	263	5.750% due 12/15/23 (Þ)	50	52
Small Business Investment Co.			American Express Credit Corp.
Series 2017-10A Class 1			1.700% due 10/30/19	610	606
2.845% due 03/10/27	600	605	Series F
Terwin Mortgage Trust			2.600% due 09/14/20	870	879
Series 2006-3 Class 1A2			American Honda Finance Corp.
0.822% due 04/25/37 (Ê)(Þ)	665	655	1.377% due 02/14/20 (Ê)	1,000	1,003
Toyota Auto Receivables Owner Trust			American International Group, Inc.
Series 2015-A Class A3			6.400% due 12/15/20	920	1,041
1.120% due 02/15/19	239	239	3.750% due 07/10/25	150	149
USAA Auto Owner Trust			American Tower Trust I

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 27

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.070% due 03/15/23 (Þ)	270	269	Series L
Amgen, Inc.			2.600% due 01/15/19	50	51
3.625% due 05/22/24	10	10	Series X
4.400% due 05/01/45	100	97	6.250% due 09/29/49 (ƒ)	50	53
Anadarko Petroleum Corp.			Bank of America NA
4.850% due 03/15/21	100	107	Series BKNT
5.550% due 03/15/26	40	44	1.750% due 06/05/18	1,105	1,108
6.450% due 09/15/36	817	964	2.050% due 12/07/18	315	317
4.500% due 07/15/44	125	118	Bank of New York Mellon Corp. (The)
6.600% due 03/15/46	90	109	2.600% due 08/17/20	1,195	1,208
Anheuser-Busch InBev Finance, Inc.			2.200% due 08/16/23	700	672
2.650% due 02/01/21	160	161	Bank One Capital III
3.300% due 02/01/23	200	204	8.750% due 09/01/30	280	407
3.650% due 02/01/26	1,630	1,648	Barrick NA Finance LLC
4.900% due 02/01/46	100	108	4.400% due 05/30/21	265	284
Anthem, Inc.			5.700% due 05/30/41	130	147
2.250% due 08/15/19	385	386	5.750% due 05/01/43	300	348
3.700% due 08/15/21	40	41	BB&T Corp.
3.125% due 05/15/22	605	608	2.050% due 06/19/18	805	809
Apache Corp.			Becton Dickinson and Co.
6.900% due 09/15/18	200	214	3.734% due 12/15/24	19	20
3.250% due 04/15/22	20	20	4.685% due 12/15/44	10	10
5.100% due 09/01/40	140	144	Berkshire Hathaway Energy Co.
4.750% due 04/15/43	130	130	6.500% due 09/15/37	50	65
4.250% due 01/15/44	20	19	Blue Cube Spinco, Inc.
			Series WI
Apollo Management Holdings, LP			10.000% due 10/15/25	805	972
4.400% due 05/27/26 (Þ)	425	432	BMW US Capital LLC
Apple, Inc.			1.500% due 04/11/19 (Þ)	840	834
1.873% due 02/22/19 (Ê)	591	600	1.530% due 04/06/20 (Ê)(Þ)	300	300
1.334% due 05/06/19 (Ê)	480	482
3.000% due 02/09/24	360	363	Boeing Co. (The)
			4.875% due 02/15/20	100	109
2.450% due 08/04/26	110	104	Broadcom Corp. / Broadcom Cayman
4.650% due 02/23/46	100	107	Finance, Ltd.
AT&T, Inc.			3.000% due 01/15/22 (Þ)	720	719
1.962% due 11/27/18 (Ê)	300	303	Burlington Northern Santa Fe LLC
3.000% due 02/15/22	40	40	4.150% due 04/01/45	100	100
3.800% due 03/01/24	295	300	Capital One Bank USA NA
4.250% due 03/01/27	1,655	1,674	Series BKNT
5.250% due 03/01/37	540	551	2.250% due 02/13/19	760	761
4.350% due 06/15/45	90	79	Capital One Financial Corp.
4.750% due 05/15/46	190	177	3.750% due 03/09/27	550	547
5.450% due 03/01/47	70	72	Capital One NA
Series WI			2.350% due 08/17/18	610	614
4.550% due 03/09/49	1,100	981	Carlyle Holdings II Finance LLC
BAC Capital Trust XIV			5.625% due 03/30/43 (Þ)	460	473
Series G			Caterpillar Financial Services Corp.
4.000% due 09/29/49 (Ê)(ƒ)	70	57	1.350% due 05/18/19	360	356
Ball Corp.			CCO Holdings LLC / CCO Holdings
5.250% due 07/01/25	110	116	Capital Corp.
Bank of America Corp.			5.125% due 05/01/23 (Þ)	50	52
5.000% due 05/13/21	230	250	5.375% due 05/01/25 (Þ)	110	113
3.124% due 01/20/23	715	719	Celgene Corp.
4.250% due 10/22/26	170	173	3.550% due 08/15/22	30	31
3.824% due 01/20/28	845	846	5.000% due 08/15/45	110	115
6.110% due 01/29/37	460	537	CF Industries, Inc.
			5.375% due 03/15/44	855	746
4.875% due 04/01/44	190	205	Charter Communications Operating LLC
4.443% due 01/20/48	325	327	/ Charter Communications Operating
Series GMTN			Capital
3.300% due 01/11/23	460	463	Series WI
4.450% due 03/03/26	30	31	4.464% due 07/23/22	930	981
3.500% due 04/19/26	1,295	1,277	6.384% due 10/23/35	40	45

See accompanying notes which are an integral part of this quarterly report.

28 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
6.484% due 10/23/45	10	12	5.125% due 07/20/45	200	221
Chesapeake Energy Corp.			Daimler Finance NA LLC
6.125% due 02/15/21	50	49	2.000% due 08/03/18 (Þ)	980	982
5.750% due 03/15/23	10	9	1.750% due 10/30/19 (Þ)	720	712
Chevron Corp.			2.300% due 01/06/20 (Þ)	945	947
1.537% due 05/16/18 (Ê)	155	156	Darden Restaurants, Inc.
1.790% due 11/16/18	100	100	6.800% due 10/15/37	635	762
2.954% due 05/16/26	120	119	DaVita, Inc.
Chubb INA Holdings, Inc.			5.000% due 05/01/25	160	160
2.300% due 11/03/20	20	20	Dell International LLC
2.875% due 11/03/22	370	373	3.356% due 09/07/21	160	160
3.350% due 05/03/26	30	30	Delta Air Lines Pass-Through Trust
Cintas Corp. No. 2			Series 071A Class A
2.900% due 04/01/22	60	61	6.821% due 08/10/22	466	539
3.700% due 04/01/27	70	72	Series 2002-1 Class G-1
CIT Group, Inc.			6.718% due 01/02/23	87	97
6.625% due 04/01/18 (Þ)	50	52	Devon Energy Corp.
5.000% due 08/01/23	60	63	3.250% due 05/15/22	110	109
Citigroup Capital III			5.850% due 12/15/25	370	424
7.625% due 12/01/36	500	591	5.000% due 06/15/45	180	181
Citigroup, Inc.			Devon Financing Co. LLC
2.150% due 07/30/18	1,300	1,304	7.875% due 09/30/31	765	988
4.450% due 09/29/27	1,345	1,361	DG Bank
8.125% due 07/15/39	130	191	Series YCD
5.300% due 05/06/44	101	108	1.427% due 08/16/18 (Ê)(~)	765	765
4.650% due 07/30/45	147	153	Diageo Investment Corp.
			2.875% due 05/11/22	90	92
4.750% due 05/18/46	20	20	Diamond 1 Finance Corp. / Diamond 2
Series P			Finance Corp
5.950% due 12/31/49 (ƒ)	280	292	3.480% due 06/01/19 (Þ)	150	154
Clear Channel Worldwide Holdings, Inc.			4.420% due 06/15/21 (Þ)	240	251
Series A			7.125% due 06/15/24 (Þ)	100	111
6.500% due 11/15/22	580	589
CME Group, Inc.			6.020% due 06/15/26 (Þ)	645	703
5.300% due 09/15/43	30	36	8.350% due 07/15/46 (Þ)	1,000	1,291
CNOOC Finance USA LLC			Discovery Communications LLC
3.500% due 05/05/25	300	297	5.625% due 08/15/19	258	278
Comcast Cable Communications			6.350% due 06/01/40	645	682
Holdings, Inc.			DISH DBS Corp.
9.455% due 11/15/22	60	80	5.875% due 07/15/22	50	53
Comcast Corp.			Series WI
3.300% due 02/01/27	520	516	5.875% due 11/15/24	100	105
6.500% due 11/15/35	90	115	Dollar Tree, Inc.
6.400% due 03/01/40	10	13	Series WI
CommScope Technologies LLC			5.750% due 03/01/23	70	75
5.000% due 03/15/27 (Þ)	30	30	Dominion Resources, Inc.
Constellation Brands, Inc.			7.000% due 06/15/38	20	26
6.000% due 05/01/22	330	375	Duke Energy Carolinas LLC
4.750% due 11/15/24	50	54	5.300% due 02/15/40	30	35
Continental Airlines Pass-Through Trust			4.000% due 09/30/42	100	100
Series 071A Class A			Duke Energy Progress LLC
5.983% due 04/19/22	83	91	4.100% due 03/15/43	310	311
Series 991A Class A			Eaton Corp.
6.545% due 02/02/19	82	87	2.750% due 11/02/22	150	149
Continental Resources, Inc.			4.150% due 11/02/42	40	39
3.800% due 06/01/24	90	84	Ecolab, Inc.
Cott Holdings, Inc.			4.350% due 12/08/21	10	11
Series 144a			Energy Transfer Partners, LP
5.500% due 04/01/25 (Þ)	60	61	4.050% due 03/15/25	455	450
Crown Castle Towers LLC			6.050% due 06/01/41	465	481
6.113% due 01/15/20 (Þ)	400	433	EnLink Midstream Partners, LP
CVS Health Corp.			2.700% due 04/01/19	585	586
2.750% due 12/01/22	90	89	4.150% due 06/01/25	350	346
			Enterprise Products Operating LLC

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 29

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Series B			2.550% due 09/01/20	890	900
7.034% due 01/15/68	370	383	3.650% due 03/01/26	90	91
EOG Resources, Inc.			4.750% due 03/01/46	110	112
2.450% due 04/01/20	640	644	Glencore Funding LLC
4.150% due 01/15/26	30	31	4.625% due 04/29/24 (Þ)	40	42
EP Energy LLC / Everest Acquisition			4.000% due 03/27/27 (Þ)	710	701
Finance, Inc.			GLP Capital, LP / GLP Financing II, Inc.
Series WI			5.375% due 11/01/23	80	85
6.375% due 06/15/23	90	69	Goldman Sachs Capital I
Exelon Corp.			6.345% due 02/15/34	1,420	1,704
2.850% due 06/15/20	555	562	Goldman Sachs Capital II
Exxon Mobil Corp.			4.000% due 06/01/43 (Ê)(ƒ)	3	3
1.281% due 03/15/19 (Ê)	800	801	Goldman Sachs Group, Inc. (The)
3.043% due 03/01/26	70	70	5.250% due 07/27/21	380	417
4.114% due 03/01/46	40	41	3.850% due 07/08/24	150	154
Farmers Exchange Capital III			4.250% due 10/21/25	310	316
5.454% due 10/15/54 (Þ)	680	684	3.500% due 11/16/26	90	88
Fifth Third Bank			3.850% due 01/26/27	920	924
Series BKNT			6.450% due 05/01/36	10	12
2.875% due 10/01/21	700	708
First Data Corp.			6.750% due 10/01/37	615	758
5.375% due 08/15/23 (Þ)	140	146	6.250% due 02/01/41	160	201
FirstEnergy Corp.			5.150% due 05/22/45	30	32
Series B			4.750% due 10/21/45	250	263
4.250% due 03/15/23	100	103	Series D
Series C			6.000% due 06/15/20	150	166
7.375% due 11/15/31	280	365	Series GMTN
Ford Motor Co.			7.500% due 02/15/19	300	329
4.750% due 01/15/43	50	47	2.789% due 10/28/27 (Ê)	975	1,003
Ford Motor Credit Co. LLC			Goodyear Tire & Rubber Co. (The)
2.551% due 10/05/18	1,060	1,068	5.125% due 11/15/23	50	52
5.875% due 08/02/21	200	223	Great Plains Energy, Inc.
Freeport-McMoRan, Inc.			5.292% due 06/15/22	550	601
3.550% due 03/01/22	90	83	Halliburton Co.
6.875% due 02/15/23 (Þ)	20	21	3.800% due 11/15/25	70	71
4.550% due 11/14/24	370	345	4.850% due 11/15/35	130	137
5.450% due 03/15/43	665	563	Harris Corp.
Fresenius Medical Care US Finance II,			1.999% due 04/27/18	445	446
Inc.			4.854% due 04/27/35	40	43
4.750% due 10/15/24 (Þ)	110	112	5.054% due 04/27/45	40	44
GE Capital International Funding Co.			HCA, Inc.
Unlimited Co			4.750% due 05/01/23	50	52
Series WI			5.375% due 02/01/25	140	146
4.418% due 11/15/35	200	211	Hess Corp.
General Electric Co.			4.300% due 04/01/27	290	285
5.300% due 02/11/21	130	144	Hewlett Packard Enterprise Co.
4.500% due 03/11/44	280	301	Series WI
Series GMTN			Zero coupon due 10/15/35	1,285	1,347
6.875% due 01/10/39	411	584	Hospitality Properties Trust
Series NOTZ			4.950% due 02/15/27	390	400
1.822% due 04/15/20 (Ê)	200	203	HSBC Bank USA NA
General Motors Co.			Series BKNT
3.500% due 10/02/18	425	434	5.875% due 11/01/34	475	567
4.875% due 10/02/23	500	533	HSBC Finance Corp.
6.250% due 10/02/43	120	132	6.676% due 01/15/21	100	113
5.200% due 04/01/45	365	358	Humana, Inc.
General Motors Financial Co., Inc.			3.150% due 12/01/22	10	10
4.375% due 09/25/21	20	21	3.950% due 03/15/27	100	102
4.250% due 05/15/23	10	10	4.625% due 12/01/42	20	20
5.250% due 03/01/26	270	290	4.950% due 10/01/44	20	21
Georgia-Pacific LLC			4.800% due 03/15/47	10	10
8.875% due 05/15/31	515	786	Huntington National Bank (The)
Gilead Sciences, Inc.			2.200% due 11/06/18	775	778

See accompanying notes which are an integral part of this quarterly report.

30 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Intel Corp.			Legg Mason, Inc.
3.700% due 07/29/25	20	21	4.750% due 03/15/26	775	813
4.900% due 07/29/45	10	11	Level 3 Financing, Inc.
International Business Machines Corp.			3.304% due 02/22/24 (Ê)	160	160
1.404% due 02/12/19 (Ê)	220	221	Lockheed Martin Corp.
International Lease Finance Corp.			3.350% due 09/15/21	270	280
8.625% due 01/15/22	50	61	4.500% due 05/15/36	10	11
5.875% due 08/15/22	210	234	Series 10YR
International Paper Co.			3.550% due 01/15/26	90	91
8.700% due 06/15/38	305	437	McDonald's Corp.
IPALCO Enterprises, Inc.			2.100% due 12/07/18	470	473
5.000% due 05/01/18	50	51	3.700% due 01/30/26	60	61
Janus Capital Group, Inc.			3.500% due 03/01/27	70	70
4.875% due 08/01/25	355	377	MeadWestvaco Corp.
John Deere Capital Corp.			7.375% due 09/01/19	310	346
1.650% due 10/15/18	420	420	MEDNAX, Inc.
Johnson & Johnson			5.250% due 12/01/23 (Þ)	410	418
2.250% due 03/03/22	450	451	Medtronic, Inc.
3.625% due 03/03/37	70	69	Series WI
Johnson Controls International PLC			3.150% due 03/15/22	870	895
5.125% due 09/14/45	435	481	3.500% due 03/15/25	150	153
JPMorgan Chase & Co.			Merck & Co., Inc.
2.750% due 06/23/20	440	446	1.412% due 05/18/18 (Ê)	1,665	1,671
4.250% due 10/15/20	300	318	2.750% due 02/10/25	40	39
2.550% due 03/01/21	580	581	Mercury General Corp.
1.656% due 03/09/21 (Ê)	1,720	1,714	4.400% due 03/15/27	580	579
4.350% due 08/15/21	130	139	MetLife, Inc.
4.125% due 12/15/26	230	234	6.400% due 12/15/36	100	110
4.250% due 10/01/27	30	31	10.750% due 08/01/39	795	1,228
3.782% due 02/01/28	580	585	Metropolitan Life Global Funding I
6.400% due 05/15/38	380	491	1.875% due 06/22/18 (Þ)	300	300
4.950% due 06/01/45	100	105	1.350% due 09/14/18 (Þ)	1,640	1,634
KeyCorp			Microsoft Corp.
2.300% due 12/13/18	700	704	2.875% due 02/06/24	180	181
Keysight Technologies, Inc.			2.700% due 02/12/25	40	39
4.600% due 04/06/27	675	680	2.400% due 08/08/26	200	189
Kinder Morgan, Inc.			3.300% due 02/06/27	1,025	1,041
5.550% due 06/01/45	195	199	4.100% due 02/06/37	430	444
Kindred Healthcare, Inc.			3.750% due 02/12/45	100	95
Series WI			4.500% due 02/06/57	70	72
8.750% due 01/15/23	60	60	Morgan Stanley
KKR Group Finance Co. II LLC			5.625% due 09/23/19	200	216
5.500% due 02/01/43 (Þ)	10	10	2.443% due 10/24/23 (Ê)	1,395	1,425
KKR Group Finance Co. III LLC			Series 10YR
5.125% due 06/01/44 (Þ)	300	299	3.625% due 01/20/27	760	754
Kohl's Corp.			Series 30YR
5.550% due 07/17/45	805	728	4.375% due 01/22/47	405	405
Kraft Foods Group, Inc.			MPLX, LP
3.500% due 06/06/22	100	102	4.125% due 03/01/27	1,080	1,075
Kraft Heinz Foods Co.			Series WI
4.875% due 02/15/25 (Þ)	1,240	1,326	4.875% due 06/01/25	100	105
5.000% due 06/04/42	20	20	Mutual of Omaha Insurance Co.
Series WI			4.297% due 07/15/54 (Þ)	440	427
5.000% due 07/15/35	20	21	Mylan NV
5.200% due 07/15/45	20	21	Series WI
4.375% due 06/01/46	20	19	3.950% due 06/15/26	1,460	1,429
Kroger Co. (The)			5.250% due 06/15/46	435	445
5.150% due 08/01/43	20	21	Navient Corp.
Lamb Weston Holdings, Inc.			8.000% due 03/25/20	70	76
4.875% due 11/01/26 (Þ)	60	61	NBCUniversal Media LLC
Land O' Lakes, Inc.			4.375% due 04/01/21	150	161
6.000% due 11/15/22 (Þ)	800	882	NCL Corp., Ltd.

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 31

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.750% due 12/15/21 (Þ)	30	30	6.400% due 12/15/18	450	486
Netflix, Inc.			Regency Energy Partners, LP / Regency
5.875% due 02/15/25	60	65	Energy Finance Corp.
Newell Brands, Inc.			5.875% due 03/01/22	60	66
3.150% due 04/01/21	20	20	Reliance Standard Life Global Funding
3.850% due 04/01/23	60	62	II
4.200% due 04/01/26	40	42	2.500% due 01/15/20 (Þ)	475	475
Series WI			Reynolds American, Inc.
5.000% due 11/15/23	700	750	6.875% due 05/01/20	960	1,082
Noble Energy, Inc.			3.250% due 06/12/20	40	41
8.250% due 03/01/19	90	100	8.125% due 05/01/40	450	618
3.900% due 11/15/24	150	152	5.850% due 08/15/45	150	176
5.250% due 11/15/43	10	10	Reynolds Group Issuer, Inc. / Reynolds
			Group Issuer LLC
Nordea Bank AB			5.750% due 10/15/20	84	86
Series YCD
1.437% due 02/21/19 (Ê)(~)	800	800	Rockies Express Pipeline LLC
			6.850% due 07/15/18 (Þ)	260	272
Norfolk Southern Corp.
1.800% due 02/14/20	525	526	Roper Technologies, Inc.
			2.800% due 12/15/21	240	240
Northwest Airlines, Inc.			Sabine Pass Liquefaction LLC
Series 07-1			5.000% due 03/15/27 (Þ)	345	361
7.027% due 11/01/19	386	427
			Series WI
NVR, Inc.			6.250% due 03/15/22	440	488
3.950% due 09/15/22	445	460
			Santander Holdings USA, Inc.
Occidental Petroleum Corp.			4.500% due 07/17/25	20	20
3.125% due 02/15/22	30	31
3.400% due 04/15/26	50	50	Schlumberger Holdings Corp.
			4.000% due 12/21/25 (Þ)	40	42
3.000% due 02/15/27	160	154
4.625% due 06/15/45	30	31	Scientific Games International, Inc.
			5.037% due 10/01/21 (Ê)	110	111
4.400% due 04/15/46	20	20	South Carolina Electric & Gas Co.
4.100% due 02/15/47	170	164	6.050% due 01/15/38	320	375
Oracle Corp.			Southern Natural Gas Co. LLC /
1.900% due 09/15/21	770	757	Southern Natural Issuing Corp.
PACCAR Financial Corp.			4.400% due 06/15/21	400	422
1.650% due 02/25/19	245	245	Southwest Airlines Co.
1.200% due 08/12/19	210	207	2.650% due 11/05/20	540	546
Pacific Gas & Electric Co.			Spectrum Brands, Inc.
6.050% due 03/01/34	200	250	Series WI
5.800% due 03/01/37	60	74	5.750% due 07/15/25	50	53
Party City Holdings, Inc.			Sprint Capital Corp.
4.158% due 08/19/22 (Ê)	184	183	8.750% due 03/15/32	190	228
Pfizer, Inc.			Sprint Communications, Inc.
1.431% due 06/15/18 (Ê)	1,323	1,328	9.000% due 11/15/18 (Þ)	50	54
Pharmacia LLC			Sprint Spectrum Co. LLC / Sprint
6.500% due 12/01/18	240	259	Spectrum Co II LLC / Sprint Spectrum
Philip Morris International, Inc.			Co III LLC
2.000% due 02/21/20	1,255	1,252	Series A-1
2.500% due 08/22/22	90	89	3.360% due 09/20/21 (Þ)	380	379
4.500% due 03/20/42	40	41	Taylor Morrison Communities, Inc. /
Prime Security Services Borrower LLC /			Monarch Communities Inc
Prime Finance, Inc.			5.625% due 03/01/24 (Þ)	100	104
9.250% due 05/15/23 (Þ)	120	132	Teachers Insurance & Annuity
			Association of America
Procter & Gamble Co. (The)			4.900% due 09/15/44 (Þ)	40	43
1.304% due 11/01/19 (Ê)	230	231
			Tenet Healthcare Corp.
Progress Energy, Inc.			4.631% due 06/15/20 (Ê)	80	80
4.400% due 01/15/21	30	32
			Tennessee Gas Pipeline Co. LLC
Quicken Loans, Inc.			8.375% due 06/15/32	380	483
5.750% due 05/01/25 (Þ)	30	29
			Time Warner Cable LLC
QVC, Inc.			4.125% due 02/15/21	150	156
4.375% due 03/15/23	230	231
Range Resources Corp.			7.300% due 07/01/38	30	37
Series WI			5.875% due 11/15/40	120	127
4.875% due 05/15/25	100	96	Time Warner, Inc.
Raytheon Co.			4.750% due 03/29/21	860	923

See accompanying notes which are an integral part of this quarterly report.

32 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
3.800% due 02/15/27	610	603	2.450% due 11/20/19 (Þ)	425	426
TJX Cos., Inc. (The)			Wachovia Capital Trust II
2.250% due 09/15/26	10	9	1.523% due 01/15/27 (Ê)	485	434
Toyota Motor Credit Corp.			Walgreens Boots Alliance, Inc.
1.269% due 01/09/19 (Ê)	1,200	1,202	3.450% due 06/01/26	70	68
Series GMTN			4.800% due 11/18/44	100	102
2.800% due 07/13/22	365	368	Wal-Mart Stores, Inc.
Transcontinental Gas Pipe Line Co. LLC			6.200% due 04/15/38	10	13
Series WI			4.750% due 10/02/43	100	111
7.850% due 02/01/26	220	282	Waste Management, Inc.
Tyson Foods, Inc.			3.500% due 05/15/24	190	196
5.150% due 08/15/44	10	10	Wells Fargo & Co.
Union Pacific Railroad Co. Pass-Through			2.440% due 03/04/21 (Ê)	1,100	1,128
Trust			2.500% due 03/04/21	400	399
Series 06-1			4.600% due 04/01/21	220	237
5.866% due 07/02/30	137	154	3.069% due 01/24/23	1,150	1,157
United Rentals NA, Inc.			2.269% due 10/31/23 (Ê)	1,455	1,482
5.750% due 11/15/24	60	63
United Technologies Corp.			3.000% due 04/22/26	400	384
3.100% due 06/01/22	100	103	3.000% due 10/23/26	270	259
4.500% due 06/01/42	30	32	4.650% due 11/04/44	10	10
UnitedHealth Group, Inc.			4.400% due 06/14/46	30	29
1.900% due 07/16/18	560	562	4.750% due 12/07/46	150	153
3.875% due 10/15/20	10	11	Series GMTN
4.625% due 07/15/35	100	109	2.600% due 07/22/20	880	889
5.700% due 10/15/40	60	73	4.300% due 07/22/27	320	333
Univision Communications, Inc.			4.900% due 11/17/45	250	261
5.125% due 05/15/23 (Þ)	50	49	West Corp.
3.898% due 03/15/24	238	237	5.375% due 07/15/22 (Þ)	110	108
5.125% due 02/15/25 (Þ)	60	59	Western Gas Partners, LP
US Airways Pass-Through Trust			4.650% due 07/01/26	40	41
Series 2012-1 Class A			Westlake Chemical Corp.
5.900% due 10/01/24	534	595	4.875% due 05/15/23 (Þ)	390	406
Series A Class A			Williams Partners, LP
7.125% due 10/22/23	329	380	3.600% due 03/15/22	845	857
USF&G Capital III			5.800% due 11/15/43	220	236
8.312% due 07/01/46 (Þ)	730	946	XPO Logistics, Inc.
Valeant Pharmaceuticals International,			3.371% due 10/30/21	127	127
Inc.			ZFS Finance USA Trust V
6.500% due 03/15/22 (Þ)	40	41	6.500% due 05/09/37 (Þ)	350	350
7.000% due 03/15/24 (Þ)	395	405			159,944
Verizon Communications, Inc.			International Debt - 7.0%
2.871% due 09/14/18 (Ê)	100	102	1011778 B.C. Unlimited Liability Co.
5.150% due 09/15/23	990	1,089	1st Lien Term Loan B
2.625% due 08/15/26	20	18	3.302% due 02/17/24 (Ê)	148	148
4.125% due 03/16/27	835	849	1011778 BC Unlimited Liability Co. /
			New Red Finance, Inc.
5.250% due 03/16/37	10	10	6.000% due 04/01/22 (Þ)	110	114
Series WI			Actavis Funding SCS
4.862% due 08/21/46	90	87	3.450% due 03/15/22	40	41
4.672% due 03/15/55	1,840	1,643	3.800% due 03/15/25	60	61
Viacom, Inc.			4.750% due 03/15/45	70	70
3.875% due 04/01/24	20	20
			AerCap Global Aviation Trust
6.250% due 02/28/57	500	504	6.500% due 06/15/45 (Þ)	265	277
Virginia Electric & Power Co.			America Movil SAB de CV
Series B			5.000% due 03/30/20	695	745
2.950% due 11/15/26	150	146
			ArcelorMittal
Series C			7.000% due 02/25/22	110	125
4.000% due 11/15/46	405	400	6.125% due 06/01/25	295	327
Visa, Inc.
3.150% due 12/14/25	150	151	7.500% due 03/01/41	155	173
			Argentine Republic Government
4.300% due 12/14/45	190	199
Volkswagen Group of America Finance			International Bond
LLC			5.625% due 01/26/22 (Þ)	440	451

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 33

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
7.500% due 04/22/26 (Þ)	170	181	Credit Suisse Group Funding Guernsey,
Aristocrat Leisure, Ltd. Term Loan B			Ltd.
3.780% due 10/20/21	159	160	Series WI
AstraZeneca PLC			4.875% due 05/15/45	300	305
2.375% due 11/16/20	820	821	Danone SA
Bancolombia SA			2.077% due 11/02/21 (Þ)	690	671
5.950% due 06/03/21	655	718	Dryden 34 Senior Loan Fund
Bank of Montreal			Series 2014-34A Class A
2.100% due 12/12/19	400	401	2.310% due 10/15/26 (Ê)(Þ)	1,220	1,224
1.900% due 08/27/21	420	409	Dryden 37 Senior Loan Fund
Series YCD			Series 2015-37A Class A
1.367% due 08/16/18 (Ê)(~)	1,150	1,150	2.380% due 04/15/27 (Ê)(Þ)	1,300	1,309
Bank of Nova Scotia (The)			Ecopetrol SA
1.781% due 06/14/19 (Ê)	1,300	1,305	4.125% due 01/16/25	895	867
Barclays PLC			5.375% due 06/26/26	60	61
3.684% due 01/10/23	540	543	5.875% due 05/28/45	300	273
4.337% due 01/10/28	1,265	1,263	Ensco PLC
Barrick Gold Corp.			Series WI
4.100% due 05/01/23	513	550	8.000% due 01/31/24	29	29
BBVA Bancomer SA			Equate Petrochemical BV
6.750% due 09/30/22 (Þ)	635	711	4.250% due 11/03/26 (Þ)	200	200
Bharti Airtel, Ltd.			ESAL GmbH
4.375% due 06/10/25 (Þ)	500	500	6.250% due 02/05/23 (Þ)	435	435
BHP Billiton Finance USA, Ltd.			GlaxoSmithKline Capital PLC
2.875% due 02/24/22	8	8	2.850% due 05/08/22	60	61
5.000% due 09/30/43	40	45	HBOS PLC
			Series GMTN
BP Capital Markets PLC			6.750% due 05/21/18 (Þ)	300	314
3.245% due 05/06/22	10	10
3.216% due 11/28/23	650	654	HSBC Bank PLC
			7.650% due 05/01/25	375	458
3.119% due 05/04/26	120	117	Series 1M
Braskem Finance, Ltd.			1.625% due 06/29/49	760	603
6.450% due 02/03/24	225	242	HSBC Holdings PLC
Brazilian Government International Bond			3.262% due 03/13/23	600	603
2.625% due 01/05/23	220	204	3.900% due 05/25/26	220	223
5.625% due 01/07/41	270	263	4.041% due 03/13/28	210	212
British Telecommunications PLC			Indonesia Government International
9.125% due 12/15/30	30	45	Bond
Canadian Oil Sands, Ltd.			Series REGS
7.750% due 05/15/19 (Þ)	450	493	3.750% due 04/25/22	430	439
4.500% due 04/01/22 (Þ)	680	683	ING Groep NV
Carlyle Global Market Strategies CLO,			3.150% due 03/29/22	330	331
Ltd.			3.950% due 03/29/27	735	737
Series 2015-2A Class A1
2.356% due 04/27/27 (Ê)(Þ)	1,400	1,409	Intelsat Jackson Holdings SA
			7.250% due 04/01/19	725	691
CDP Financial, Inc.
5.600% due 11/25/39 (Þ)	215	269	Kuwait International Government Bond
			3.500% due 03/20/27 (Þ)	210	212
Cedar Funding III CLO, Ltd.			Lukoil International Finance BV
Series 2014-3A Class A1			6.125% due 11/09/20 (Þ)	650	712
1.863% due 05/20/26 (Ê)(Þ)	1,500	1,508
			LyondellBasell Industries NV
Celulosa Arauco y Constitucion SA			5.000% due 04/15/19	395	416
4.750% due 01/11/22	40	42
Colombia Government International			Mallinckrodt International Finance SA
Bond			4.750% due 04/15/23	70	59
5.625% due 02/26/44	270	294	Medtronic Global Holdings SCA
Commonwealth Bank of Australia			3.350% due 04/01/27	160	161
5.000% due 10/15/19 (Þ)	30	32	Mexico Government International Bond
Cooperatieve Rabobank UA			4.750% due 03/08/44	20	19
4.375% due 08/04/25	400	410	5.550% due 01/21/45	520	562
Credit Suisse Group AG			Mitsubishi UFJ Financial Group, Inc.
3.574% due 01/09/23 (Þ)	495	494	2.998% due 02/22/22	60	60
4.282% due 01/09/28 (Þ)	855	851	Mondelez International Holdings
6.250% due 12/31/49 (ƒ)(Þ)	505	513	Netherlands BV
			1.625% due 10/28/19 (Þ)	810	798

See accompanying notes which are an integral part of this quarterly report.

34 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
MTN (Mauritius) Investment, Ltd.			7.375% due 05/01/26 (Þ)	430	443
6.500% due 10/13/26 (Þ)	485	494	Shell International Finance BV
Nationwide Building Society			1.614% due 11/10/18 (Ê)	1,000	1,007
4.000% due 09/14/26 (Þ)	970	939	4.375% due 03/25/20	10	11
NCL Corp., Ltd.			2.875% due 05/10/26	40	39
4.625% due 11/15/20 (Þ)	40	41	4.375% due 05/11/45	250	254
Nokia OYJ			4.000% due 05/10/46	80	77
6.625% due 05/15/39	785	833	Shire Acquisitions Investments Co.
NXP BV / NXP Funding LLC			1.900% due 09/23/19	1,175	1,167
4.625% due 06/15/22 (Þ)	450	476	Shire Acquisitions Investments Ireland
Ontario Teachers' Cadillac Fairview			DAC
Properties Trust			3.200% due 09/23/26	545	519
3.125% due 03/20/22 (Þ)	1,450	1,466	Siemens Financieringsmaatschappij NV
Pernod Ricard SA			2.700% due 03/16/22 (Þ)	390	390
4.450% due 01/15/22 (Þ)	150	160	3.400% due 03/16/27 (Þ)	715	721
Perrigo Co. PLC			Sirius International Group, Ltd.
4.000% due 11/15/23	1,375	1,400	7.506% due 05/29/49 (ƒ)(Þ)	365	372
Perrigo Finance PLC			Smurfit Kappa Treasury Funding, Ltd.
3.500% due 12/15/21	560	569	7.500% due 11/20/25	345	407
Peru Government International Bond			Southern Copper Corp.
6.550% due 03/14/37	10	13	6.750% due 04/16/40	10	11
Peruvian Government International Bond			5.250% due 11/08/42	390	382
5.625% due 11/18/50	130	155	Standard Chartered PLC
Petrobras Global Finance BV			5.700% due 03/26/44 (Þ)	200	206
5.375% due 01/27/21	940	965	Sumitomo Mitsui Financial Group, Inc.
6.250% due 03/17/24	100	103	Series 5FXD
7.375% due 01/17/27	10	11	2.058% due 07/14/21	90	88
Petroleos Mexicanos			Telefonica Emisiones SAU
5.375% due 03/13/22 (Þ)	750	786	5.134% due 04/27/20	40	43
6.625% due 06/15/35	10	10	Tengizchevroil Finance Co. International,
6.375% due 01/23/45	70	68	Ltd.
Series WI			4.000% due 08/15/26 (Þ)	225	216
6.875% due 08/04/26	220	244	Teva Pharmaceutical Finance
5.625% due 01/23/46	825	738	Netherlands III BV
Province of Quebec Canada			2.200% due 07/21/21	650	627
1.330% due 09/04/18 (Ê)	335	335	2.800% due 07/21/23	560	532
1.321% due 07/21/19 (Ê)	480	480	3.150% due 10/01/26	635	585
Provincia de Buenos Aires/Argentina			Toronto-Dominion Bank (The)
6.500% due 02/15/23 (Þ)	140	140	1.881% due 01/22/19 (Ê)	250	253
PT Pertamina (Persero)			2.125% due 04/07/21	555	550
4.300% due 05/20/23 (Þ)	520	536	3.625% due 09/15/31	310	304
Republic of Poland Government			UBS Group Funding Switzerland AG
International Bond			3.491% due 05/23/23 (Þ)	270	272
5.125% due 04/21/21	370	405	4.253% due 03/23/28 (Þ)	200	203
4.000% due 01/22/24	40	42	Vale Overseas, Ltd.
Rio Tinto Finance USA, Ltd.			6.875% due 11/21/36	370	398
3.750% due 09/20/21	50	52	Valeant Pharmaceuticals International,
Royal Bank of Canada			Inc.
Series GMTN			5.875% due 05/15/23 (Þ)	190	147
2.125% due 03/02/20	770	770	Validus Holdings, Ltd.
Royal Bank of Scotland Group PLC			8.875% due 01/26/40	270	376
6.400% due 10/21/19	180	196	Vodafone Group PLC
6.125% due 12/15/22	70	74	5.450% due 06/10/19	300	321
3.875% due 09/12/23	935	921	6.150% due 02/27/37	840	966
5.125% due 05/28/24	220	222			59,081
Royal Bank of Scotland NV			Loan Agreements - 0.6%
4.650% due 06/04/18	30	31	Air Medical Group Holdings, Inc. Term
Schlumberger Norge AS			Loan B
Series 144a			4.250% due 04/28/22 (Ê)	99	99
4.200% due 01/15/21 (Þ)	70	74	Albertson's LLC 1st Lien Term Loan B4
Seagate HDD Cayman			3.778% due 08/23/21 (Ê)	75	75
4.875% due 03/01/24 (Þ)	580	570	Albertsons LLC Term Loan B6
SFR Group SA			4.061% due 06/23/23 (Ê)	165	165

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 35

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
	Principal		Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
	or Shares		$			or Shares	$
American Airlines, Inc. Term Loan B					UPC Financing Partnership Term Loan
2.982% due 06/26/20		150		150	3.662% due 04/15/25	100	100
American Builders & Contractors Supply					Virgin Media Bristol LLC 1st Lien Term
Co., Inc. Term Loan B					Loan
3.526% due 09/23/23 (Ê)		150		150	3.906% due 01/31/25 (Ê)	147	148
Avolon Holdings, Ltd. Term Loan B					Zebra Technologies Corp. 1st Lien Term
1.000% due 01/13/22 (v)		150		152	Loan B
B/E Aerospace, Inc. Term Loan B					4.750% due 10/27/21 (Ê)	84	85
4.040% due 12/16/21 (Ê)		175		175			5,391
Berry Plastics Corp. 1st Lien Term					Mortgage-Backed Securities - 20.8%
Loan I					American Home Mortgage Investment
3.500% due 10/01/22 (Ê)		117		118	Trust
Boyd Gaming Corp. Term Loan B2					Series 2004-4 Class 4A
3.947% due 03/06/24		100		101	3.361% due 02/25/45 (Ê)	29	29
Catalent Pharma Solutions, Inc. Term					Banc of America Commercial Mortgage
Loan B					Trust
3.750% due 05/20/21 (Ê)		185		187	Series 2007-2 Class AJ
Charter Communications Operating LLC					5.634% due 04/10/49	120	115
1st Lien Term Loan					Series 2007-3 Class AJ
3.247% due 01/15/24		174		175	5.730% due 06/10/49	1,140	1,144
CSC Holdings LLC Term Loan B					Banc of America Funding Trust
3.876% due 10/31/24 (Ê)		166		165	Series 2006-6 Class 2A1
CWGS Group LLC Term Loan					6.000% due 08/25/36	1,167	1,120
4.516% due 11/08/23 (Ê)		70		70	Banc of America Merrill Lynch
First Data Corp. Term Loan					Commercial Mortgage Securities Trust
3.775% due 03/24/21		237		238	Series 2014-520M Class A
HCA, Inc. Term Loan B8					4.325% due 08/15/46 (Þ)	200	210
3.304% due 02/15/24		179		180	Banc of America Mortgage Securities,
Hilton Worldwide Finance LLC Term					Inc.
Loan					Series 2004-11 Class 2A1
3.034% due 10/25/23 (Ê)		184		186	5.750% due 01/25/35	28	29
Landry's, Inc. 1st Lien Term Loan					Banc of America Re-REMIC Trust
5.750% due 09/22/23 (Ê)		125		126	Series 2010-UB5 Class A4A
Lions Gate Enterntainment, Inc. 1st Lien					5.649% due 02/17/51 (Þ)	99	99
Term Loan					Bayview Commercial Asset Trust
3.766% due 10/12/23		120		121	Series 2006-2A Class A2
MacDermid, Inc. Term Loan B4					0.804% due 07/25/36 (Ê)(Þ)	271	245
5.000% due 06/07/23 (Ê)		536		536	BCAP LLC Trust
MGM Growth Properties Operating					Series 2009-RR11 Class 7A1
Partnership, LP Term Loan B					2.893% due 02/26/36 (Ê)(Þ)	40	40
3.528% due 04/25/23 (Ê)		99		100	Series 2010-RR7 Class 3A1
Michaels Stores, Inc. Term Loan B					3.011% due 08/26/35 (Ê)(Þ)	84	84
3.750% due 01/28/23 (Ê)		184		183	Series 2010-RR7 Class 3A12
MultiPlan, Inc. Term Loan B					2.798% due 08/26/35 (Ê)(Þ)	999	748
5.000% due 05/25/23 (Ê)		167		170	Series 2011-R11 Class 15A1
Petco Animal Supplies, Inc. 1st Lien					3.037% due 10/26/33 (Ê)(Å)	182	183
Term Loan B1					Series 2011-R11 Class 20A5
4.289% due 01/26/23		119		112	3.069% due 03/26/35 (Ê)(Þ)	3	3
PetSmart, Inc. Term Loan B2					3.069% due 03/26/35 (Ê)(Þ)	89	89
4.020% due 03/10/22 (Ê)		194		185	Series 2014-RR3 Class 3A2
Pharmaceutical Product Development					0.293% due 07/26/36 (Þ)	1,330	1,115
LLC Term Loan B					Series 2014-RR3 Class 5A2
1.000% due 08/18/22 (Ê)(v)		169		169	0.920% due 10/26/36 (Þ)	780	654
Prime Security Services Borrower LLC					Bear Stearns Adjustable Rate Mortgage
Term Loan B1					Trust
4.250% due 05/02/22 (Ê)		200		202	Series 2005-2 Class A1
Reynolds Group Holdings, Inc. 1st Lien					2.920% due 03/25/35 (Ê)	194	195
Term Loan B
4.032% due 02/05/23 (Ê)		199		200	Bear Stearns Alterative-A Trust
					Series 2005-2 Class 1M1
RPI Finance Trust Term Loan B5					1.342% due 03/25/35 (Ê)	900	831
3.498% due 10/05/22 (Ê)		188		188
Sungard Availability Services Capital,					Series 2005-4 Class 24A1
Inc. Covenant-Lite 1st Lien Term					3.510% due 05/25/35	507	517
					Bear Stearns Commercial Mortgage
Loan B					Securities Trust
6.000% due 03/31/19 (Ê)		393		380	Series 2007-T26 Class AM

See accompanying notes which are an integral part of this quarterly report.

36 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.513% due 01/12/45	320	324	3.170% due 2018	1,151	1,169
CFCRE Commercial Mortgage Trust			3.950% due 2020	405	427
Series 2016-C3 Class A3			5.500% due 2020	9	10
3.865% due 01/10/48	1,150	1,195	4.250% due 2021	395	424
CGBAM Commercial Mortgage Trust			4.283% due 2021	617	654
Series 2016-IMC Class E			2.500% due 2022	435	441
7.920% due 11/15/21 (Ê)(Þ)	590	604	2.860% due 2022	217	222
CHL Mortgage Pass-Through Trust			5.500% due 2022	47	49
Series 2005-3 Class 1A2			2.000% due 2023	1,432	1,439
1.046% due 04/25/35 (Ê)	11	10	2.500% due 2024	660	669
Citigroup Commercial Mortgage Trust
Series 2013-375P Class A			4.000% due 2025	222	234
3.251% due 05/10/35 (Þ)	380	388	4.500% due 2025	286	304
Series 2015-GC29 Class C			4.000% due 2026	218	229
4.293% due 04/10/48	100	97	6.000% due 2026	59	67
Citigroup Mortgage Loan Trust, Inc.			2.500% due 2027	488	495
Series 2005-2 Class 1A2A			4.500% due 2027	298	306
3.140% due 05/25/35	611	621	6.000% due 2027	36	41
Series 2005-11 Class A2A			2.560% due 2028	370	351
2.930% due 10/25/35 (Ê)	13	13	3.500% due 2030	202	210
Series 2006-AR9 Class 1M1			2.600% due 2031	375	347
0.865% due 11/25/36 (Ê)	1,060	846	5.000% due 2031	187	205
Series 2007-AR8 Class 2A1A			6.000% due 2032	40	46
3.126% due 07/25/37 (Ê)	256	233	3.000% due 2033	1,352	1,383
Series 2015-2 Class 5A1			3.500% due 2033	1,058	1,105
0.444% due 03/25/47 (Ê)(Þ)	467	440	5.000% due 2033	9	10
Commercial Mortgage Trust			3.500% due 2034	225	235
Series 2013-300P Class A1			5.500% due 2034	26	30
4.353% due 08/10/30 (Þ)	390	422	4.500% due 2035	645	699
Series 2013-CR6 Class B			5.500% due 2037	199	223
3.397% due 03/10/46 (Þ)	211	210
Series 2013-CR13 Class A1			5.500% due 2038	780	876
1.259% due 11/10/18	394	393	6.000% due 2039	75	85
Series 2014-277P Class A			4.000% due 2040	413	439
3.732% due 08/10/49 (Þ)	410	424	5.500% due 2040	931	1,044
Series 2014-UBS4 Class A1			6.000% due 2040	220	249
1.309% due 08/10/47	169	168	4.000% due 2041	707	748
Series 2015-LC19 Class A4			6.000% due 2041	239	271
3.183% due 02/10/48	191	192	3.000% due 2042	790	787
Series 2015-LC19 Class B			3.500% due 2043	1,531	1,572
3.829% due 02/10/48	100	101	4.000% due 2044	1,335	1,419
Series 2016-GCT Class A			3.500% due 2045	2,095	2,147
2.681% due 08/10/29 (Þ)	140	141	3.000% due 2046	691	686
Countrywide Alternative Loan Trust			4.000% due 2046	2,342	2,469
Series 2007-16CB Class 1A5			4.500% due 2046	747	812
1.171% due 08/25/37 (Ê)	670	512	3.000% due 2047	796	791
CSAIL Commercial Mortgage Trust			15 Year TBA(Ï)
Series 2015-C4 Class E			2.500%	900	900
3.585% due 11/15/48	500	345	3.000%	1,000	1,025
CSMC Mortgage-Backed Trust			3.500%	900	936
Series 2011-4R Class 5A1			4.000%	400	413
4.005% due 05/27/36 (Å)	111	110	30 Year TBA(Ï)
DBJPM Mortgage Trust			2.500%	1,595	1,517
Series 2016-C3 Class A5
2.890% due 09/10/49	240	233	3.000%	18,810	18,613
Deutsche Mortgage Securities, Inc. Re-			3.500%	2,100	2,148
REMIC Trust			4.000%	3,500	3,671
Series 2007-WM1 Class A1			4.500%	2,600	2,788
4.078% due 06/27/37 (Ê)(Þ)	677	682	5.000%	1,400	1,530
EQTY Mortgage Trust			Fannie Mae Connecticut Avenue
Series 2014-INNS Class E			Securities
3.954% due 05/08/31 (Ê)(Þ)	500	497	Series 2016-C02 Class 1M2
Fannie Mae			6.438% due 09/25/28 (Ê)	220	251
			Series 2016-C04 Class 1M2

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 37

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
4.726% due 01/25/29 (Ê)	720	764	3.500% due 2030	172	180
Fannie Mae Grantor Trust			5.500% due 2038	521	595
Series 2001-T4 Class A1			6.000% due 2038	121	138
7.500% due 07/25/41	292	341	5.000% due 2040	353	385
Fannie Mae REMIC Trust			4.000% due 2041	1,706	1,814
Series 2004-W5 Class A1			4.500% due 2041	342	368
6.000% due 02/25/47	216	245	5.500% due 2041	360	406
Fannie Mae REMICS			3.500% due 2043	1,310	1,352
Series 1999-56 Class Z			4.000% due 2044	813	859
7.000% due 12/18/29	16	18	3.500% due 2045	2,290	2,354
Series 2005-24 Class ZE
5.000% due 04/25/35	321	353	4.000% due 2045	1,414	1,487
Series 2009-96 Class DB			3.000% due 2046	257	255
4.000% due 11/25/29	254	268	3.500% due 2046	2,509	2,568
Series 2012-55 Class PC			4.000% due 2046	2,621	2,759
3.500% due 05/25/42	700	724	3.000% due 2047	794	790
Series 2016-23 Class ST			4.000% due 2047	1,500	1,575
Interest Only STRIP			30 Year TBA(Ï)
5.547% due 11/25/45 (Ê)	540	115	3.000%	1,200	1,189
Series 2016-40 Class FA			3.500%	1,800	1,841
1.632% due 07/25/46	2,988	3,029	4.000%	1,100	1,154
Series 2016-61 Class BS			Freddie Mac Multifamily Structured Pass
Interest Only STRIP			Through Certificates
5.613% due 09/25/46 (Ê)	527	86	Series 2013-K024 Class A2
Series 2017-6 Class PA			2.573% due 09/25/22	1,530	1,545
3.500% due 06/25/46	2,059	2,124	Series 2013-K029 Class A2
Fannie Mae-Aces			3.320% due 02/25/23	1,450	1,517
Series 2012-M8 Class ASQ2			Series 2015-K045 Class A2
1.520% due 12/25/19	631	632	3.023% due 01/25/25	1,020	1,039
Series 2014-M1 Class A1			Series 2015-K046 Class A2
2.325% due 07/25/23	149	150	3.205% due 03/25/25	400	412
Series 2014-M13 Class AB2			Series 2015-K047 Class A2
2.951% due 08/25/24	505	500	3.329% due 05/25/25	760	789
Series 2015-M7 Class ASQ1			Series 2015-K048 Class A2
0.882% due 04/25/18	115	115	3.284% due 06/25/25	1,290	1,336
Series 2015-M7 Class ASQ2			Series 2015-K049 Class A2
1.550% due 04/25/18	465	465	3.010% due 08/25/25	1,470	1,490
Series 2015-M11 Class A1			Series 2015-K050 Class A2
2.097% due 04/25/25	699	687	3.334% due 08/25/25	1,270	1,318
Series 2015-M15 Class ASQ1			Series 2016-K052 Class A2
0.849% due 01/25/19	325	324	3.151% due 11/25/25	1,110	1,136
Series 2016-M2 Class ABV2			Series 2016-K053 Class A2
2.131% due 01/25/23	640	627	2.995% due 12/25/25	390	394
Series 2016-M3 Class ASQ2			Series 2016-K058 Class A2
2.263% due 02/25/23	895	876	2.653% due 08/25/26	1,100	1,076
Series 2016-M6 Class AB2			Series 2016-K058 Class X1
2.395% due 05/25/26	860	803	Interest Only STRIP
Series 2016-M7 Class A2			0.931% due 08/25/26	4,153	292
2.499% due 09/25/26	210	201	Series 2016-KF15 Class A
Series 2016-M7 Class AV2			1.204% due 02/25/23 (Ê)	2,154	2,164
2.157% due 10/25/23	2,035	1,979	Series 2016-KF17 Class A
FDIC Trust			1.321% due 03/25/23 (Ê)	1,380	1,385
Series 2010-R1 Class A			Freddie Mac Reference REMIC
2.184% due 05/25/50 (Å)	437	438	Series 2006-R006 Class ZA
Series 2011-R1 Class A			6.000% due 04/15/36	441	503
2.672% due 07/25/26 (Þ)	8	8	Series 2006-R007 Class ZA
First Horizon Mortgage Pass-Through			6.000% due 05/15/36	380	427
Trust			Freddie Mac REMICS
Series 2005-AR4 Class 2A1			Series 2003-2624 Class QH
2.892% due 10/25/35 (Ê)	425	352	5.000% due 06/15/33	121	133
Freddie Mac			Series 2009-3569 Class NY
4.500% due 2018	891	912	5.000% due 08/15/39	1,400	1,517
4.500% due 2020	2,503	2,563	Series 2010-3632 Class PK

See accompanying notes which are an integral part of this quarterly report.

38 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
5.000% due 02/15/40	253	275	4.194% due 11/05/38 (Å)	600	488
Series 2010-3653 Class B			JPMBB Commercial Mortgage Securities
4.500% due 04/15/30	339	369	Trust
Series 2012-4010 Class KM			Series 2013-C14 Class AS
3.000% due 01/15/42	174	177	4.409% due 08/15/46	250	266
Series 2013-4233 Class MD			JPMDB Commercial Mortgage Securities
1.750% due 03/15/25	185	185	Trust
Freddie Mac Strips			Series 2017-C5 Class B
Series 2012-271 Class 30			4.009% due 03/15/50	150	154
3.000% due 08/15/42	1,203	1,185	Series 2017-C5 Class C
			4.512% due 03/15/50	220	225
Series 2014-334 Class S7			JPMorgan Chase Commercial Mortgage
Interest Only STRIP
5.592% due 08/15/44 (Ê)	236	50	Securities Trust
Freddie Mac Structured Agency Credit			Series 2004-LN2 Class B
Risk Debt Notes			5.466% due 07/15/41	150	148
Series 2015-DN1 Class M3			Series 2015-MAR7 Class E
4.331% due 01/25/25 (Ê)	900	960	5.962% due 06/05/32 (Þ)	500	493
Series 2016-DNA2 Class M3			JPMorgan Mortgage Trust
5.786% due 10/25/28 (Ê)	380	412	Series 2015-3 Class A5
Series 2017-DNA1 Class M2			3.500% due 05/25/45	512	523
4.232% due 07/25/29	740	739	LB Commercial Mortgage Trust
Freddie Mac Structured Pass-Through			Series 2007-C3 Class AM
Certificates			5.967% due 07/15/44	920	925
Series 2003-56 Class A5			LB-UBS Commercial Mortgage Trust
5.231% due 05/25/43	4	4	Series 2005-C7 Class F
Freddie Mac Whole Loan Securities			5.350% due 11/15/40	405	412
Trust			Series 2007-C6 Class AM
Series 2016-SC01 Class M1			6.114% due 07/15/40	680	689
3.883% due 07/25/46	202	199	ML-CFC Commercial Mortgage Trust
Ginnie Mae			Series 2007-5 Class AJ
Series 2012-135 Class IO			5.450% due 08/12/48	430	335
Interest Only STRIP			Series 2007-5 Class AJFL
0.615% due 01/16/53	2,060	82	5.450% due 08/12/48 (Þ)	389	303
Series 2016-21 Class ST			Morgan Stanley Bank of America Merrill
Interest Only STRIP			Lynch Trust
5.638% due 02/20/46 (Ê)	350	71	Series 2015-C24 Class A4
Series 2016-51 Class NS			3.732% due 05/15/48	835	865
Interest Only STRIP			Series 2015-C26 Class A3
5.518% due 04/20/46 (Ê)	181	33	3.211% due 10/15/48	875	879
Ginnie Mae I			Series 2016-C31 Class A1
2.140% due 2023	521	510	1.511% due 11/15/21	391	385
Ginnie Mae II			Morgan Stanley Capital I Trust
3.500% due 2047	400	415	Series 2007-IQ15 Class A4
4.000% due 2047	500	529	5.942% due 06/11/49	247	248
30 Year TBA(Ï)			Series 2007-IQ16 Class AM
3.000%	6,000	6,053	6.277% due 12/12/49	1,140	1,163
3.500%	3,000	3,111	Series 2011-C1 Class A3
GMACM Mortgage Loan Trust			4.700% due 09/15/47 (Þ)	828	863
Series 2005-AR2 Class 4A			Series 2011-C3 Class A4
3.407% due 05/25/35 (Ê)	5	5	4.118% due 07/15/49	115	122
GS Mortgage Securities Trust			Series 2015-MS1 Class A4
Series 2013-GC14 Class AS			3.779% due 05/15/48	200	209
4.507% due 08/10/46 (Þ)	235	253	Series 2016-UBS9 Class A4
Series 2013-GC16 Class A1			3.594% due 03/15/49	205	210
1.264% due 11/10/46	2	2	MSCG Trust
Series 2015-GS1 Class C			Series 2015-ALDR Class A2
4.570% due 11/10/48	180	180	3.577% due 06/07/35 (Þ)	255	252
GSMPS Mortgage Loan Trust			New Residential Mortgage Loan Trust
Series 2006-RP1 Class 1A2			Series 2016-3A Class A1B
7.500% due 01/25/36 (Þ)	2	2	3.250% due 09/25/56 (Þ)	205	205
Hilton USA Trust			Nomura Resecuritization Trust
Series 2016-HHV Class D			Series 2015-4R Class 1A14
4.194% due 11/05/38 (Þ)	1,240	1,176	0.590% due 03/26/47 (Ê)(Þ)	1,290	853
Series 2016-HHV Class E			One Market Plaza Trust

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 39

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair			Principal	Fair
	Amount ($)	Value		Amount ($)		Value
	or Shares	$			or Shares	$
Series 2017-1MKT Class A			Series 2014-C19 Class A3
3.614% due 02/10/32 (Þ)	370	383	3.660% due 03/15/47		500	520
Series 2017-1MKT Class C			Series 2014-C24 Class D
4.016% due 02/10/32 (Þ)	217	225	3.692% due 11/15/47 (Þ)		280	176
Series 2017-1MKT Class D			WinWater Mortgage Loan Trust
4.146% due 02/10/32 (Þ)	400	405	Series 2014-1 Class A1
Series 2017-1MKT Class E			3.926% due 06/20/44 (Þ)		896	921
4.142% due 02/10/32 (Å)	595	583				177,299
RBS Commercial Funding, Inc. Trust			Municipal Bonds - 0.2%
Series 2013-GSP Class A			Municipal Electric Authority of Georgia
3.961% due 01/13/32 (Þ)	200	211	Revenue Bonds
RBSSP Resecuritization Trust			6.637% due 04/01/57		750	842
Series 2010-3 Class 9A1			7.055% due 04/01/57		600	659
5.500% due 02/26/35 (Þ)	54	54	Tender Option Bond Trust Receipts/
Residential Accredit Loans, Inc.			Certificates General Obligation
Series 2006-QO7 Class 2A1			Unlimited
1.464% due 09/25/46 (Ê)	1,496	1,203	1.230% due 08/01/49 (Ê)(Þ)		500	500
Residential Asset Securitization Trust						2,001
Series 2003-A15 Class 1A2			Non-US Bonds - 4.6%
0.975% due 02/25/34 (Ê)	30	27	Australia Government International
Sequoia Mortgage Trust			Bond
Series 2013-6 Class A2			Series 126
3.000% due 05/25/43	758	743	4.500% due 04/15/20	AUD	2,810	2,310
Series 2015-1 Class A1			Series 133
3.500% due 01/25/45 (Þ)	797	803	5.500% due 04/21/23	AUD	1,190	1,070
SG Commercial Mortgage Securities			Series 140
Trust			4.500% due 04/21/33	AUD	1,250	1,124
Series 2016-C5 Class A4			Brazil Notas do Tesouro Nacional Serie B
3.055% due 10/10/48	475	461	Series NTNB
Structured Adjustable Rate Mortgage			6.000% due 05/15/45	BRL	404	434
Loan Trust			Brazil Notas do Tesouro Nacional Serie F
Series 2006-5 Class 3A			Series NTNF
3.101% due 06/25/36 (Ê)	1,781	1,415	10.000% due 01/01/21	BRL	3,630	1,196
Towd Point Mortgage Trust			10.000% due 01/01/23	BRL	4,755	1,562
Series 2016-3 Class A1			10.000% due 01/01/25	BRL	4,060	1,329
2.250% due 08/25/55 (Þ)	462	458
Washington Mutual Mortgage Pass-			Colombian TES
Through Certificates Trust			Series B
Series 2003-AR7 Class A7			10.000% due 07/24/24	COP	8,206,800	3,425
2.676% due 08/25/33 (Ê)	112	112	6.000% due 04/28/28	COP	847,700	277
Series 2005-10 Class 3CB1			Ireland Government International Bond
6.000% due 11/25/35	1,278	1,162	5.400% due 03/13/25	EUR	1,470	2,130
Series 2005-AR9 Class A1A			Malaysia Government International Bond
1.164% due 07/25/45 (Ê)	518	502	Series 0111
Series 2006-AR1 Class 2A1A			4.160% due 07/15/21	MYR	150	34
1.577% due 01/25/46 (Ê)	616	599	Series 0114
Wells Fargo Commercial Mortgage Trust			4.181% due 07/15/24	MYR	540	122
Series 2016-BNK1 Class A3			Series 0116
2.652% due 08/15/49	460	438	3.800% due 08/17/23	MYR	3,850	858
Series 2016-C37 Class C			Series 0215
4.495% due 12/15/49	150	150	3.795% due 09/30/22	MYR	1,610	361
Series 2017-RB1 Class XA			Series 0314
1.446% due 03/15/50	1,980	194	4.048% due 09/30/21	MYR	610	139
Wells Fargo Mortgage Backed Securities			Series 0315
Trust			3.659% due 10/15/20	MYR	1,274	287
Series 2004-P Class 2A1			Series 0414
2.994% due 09/25/34 (Ê)	143	147	3.654% due 10/31/19	MYR	1,060	239
Series 2006-AR2 Class 2A1			Series 0515
3.087% due 03/25/36	88	88	3.759% due 03/15/19	MYR	710	161
WFRBS Commercial Mortgage Trust			Mexican Bonos
Series 2012-C9 Class A1			Series M 20
0.673% due 11/15/45	4	4	7.500% due 06/03/27	MXN	6,762	371
Series 2013-C14 Class A1			Series M 30
0.836% due 06/15/46	20	20	10.000% due 11/20/36	MXN	24,459	1,651

See accompanying notes which are an integral part of this quarterly report.

40 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair			Principal	Fair
	Amount ($)		Value			Amount ($)	Value
		or Shares	$			or Shares	$
8.500% due 11/18/38	MXN	11,830	703	3.500% due 03/01/27	SGD	430	341
Series M							39,560
7.750% due 05/29/31	MXN	2,940	163	United States Government Treasuries - 30.1%
7.750% due 11/13/42	MXN	37,400	2,067	United States Treasury Inflation Indexed
New Zealand Government International				Bonds
Bond				1.375% due 07/15/18		7,392	7,645
Series 0423				0.125% due 04/15/20		3,439	3,490
5.500% due 04/15/23	NZD	1,710	1,377	0.125% due 04/15/21		2,981	3,012
Series 0427				0.375% due 07/15/23		5,597	5,687
4.500% due 04/15/27	NZD	810	630	0.250% due 01/15/25		1,543	1,530
Series 0521				0.375% due 07/15/25		1,106	1,109
6.000% due 05/15/21	NZD	4,120	3,282	0.125% due 07/15/26		1,114	1,087
Series 0925				2.375% due 01/15/27		72	85
2.000% due 09/20/25	NZD	490	359	3.875% due 04/15/29		3,257	4,503
Norway Government International Bond
Series 473				2.125% due 02/15/40		3,550	4,477
4.500% due 05/22/19 (Þ)	NOK	6,600	832	0.625% due 02/15/43		634	589
Series 477				1.375% due 02/15/44		1,448	1,597
1.750% due 03/13/25 (Þ)	NOK	1,250	149	0.750% due 02/15/45		1,361	1,296
Peru Government International Bond				1.000% due 02/15/46		338	343
5.700% due 08/12/24	PEN	4,510	1,417	1.000% due 02/15/46		1,158	1,175
6.900% due 08/12/37	PEN	3,220	1,059	United States Treasury Notes
Poland Government International Bond				0.625% due 04/30/18		2,000	1,990
Series 0721				0.750% due 07/31/18		1,505	1,497
1.750% due 07/25/21	PLN	1,080	262	1.250% due 12/15/18		3,250	3,252
Republic of Aregentina Governemnt				1.000% due 03/15/19		10,000	9,948
International Bond				0.875% due 04/15/19		7,320	7,261
18.200% due 10/03/21	ARS	5,390	375	1.250% due 02/29/20		9,303	9,236
Republic of Poland Government				3.500% due 05/15/20		1,415	1,498
International Bond				8.750% due 05/15/20		828	1,009
Series 0420
1.500% due 04/25/20	PLN	1,490	366	2.625% due 08/15/20		1,360	1,404
Series 0421				2.125% due 08/31/20		520	528
2.000% due 04/25/21	PLN	1,480	364	1.375% due 09/30/20		12,670	12,542
Series 0726				2.625% due 11/15/20		2,240	2,313
2.500% due 07/25/26	PLN	1,130	265	2.000% due 11/30/20		1,450	1,465
Republic of South Africa Government				2.375% due 12/31/20		1,422	1,455
International Bond				2.125% due 01/31/21		1,453	1,473
Series R186				3.625% due 02/15/21		2,490	2,666
10.500% due 12/21/26	ZAR	5,270	434	2.000% due 02/28/21		1,725	1,740
Series R207				2.250% due 03/31/21		1,805	1,837
7.250% due 01/15/20	ZAR	5,710	420	3.125% due 05/15/21		2,422	2,548
Series R209				1.125% due 07/31/21		15,650	15,177
6.250% due 03/31/36	ZAR	8,450	448	1.250% due 10/31/21		27,900	27,118
Series R214				1.750% due 11/30/21		310	308
6.500% due 02/28/41	ZAR	20,700	1,089	1.875% due 01/31/22		2,240	2,235
Russian Federal Bond - OFZ				1.750% due 02/28/22		810	803
Series 6207
8.150% due 02/03/27	RUB	41,540	757	1.875% due 02/28/22		850	848
Series 6219				1.750% due 03/31/22		1,320	1,308
7.750% due 09/16/26	RUB	42,660	751	2.000% due 07/31/22		1,423	1,423
Singapore Government International				1.750% due 01/31/23		4,500	4,417
Bond				1.250% due 07/31/23		350	331
0.500% due 04/01/18	SGD	500	355	2.500% due 08/15/23		885	903
1.625% due 10/01/19	SGD	90	65	1.375% due 08/31/23		7,900	7,528
2.000% due 07/01/20	SGD	350	254	1.375% due 09/30/23		1,350	1,285
2.250% due 06/01/21	SGD	490	359	1.625% due 10/31/23		8,610	8,321
1.250% due 10/01/21	SGD	90	63	2.750% due 11/15/23		1,410	1,460
3.125% due 09/01/22	SGD	450	343	2.125% due 11/30/23		1,590	1,585
2.750% due 07/01/23	SGD	470	352	2.250% due 01/31/24		1,160	1,164
3.000% due 09/01/24	SGD	530	402	2.750% due 02/15/24		1,017	1,052
2.375% due 06/01/25	SGD	400	291	2.125% due 02/29/24		960	955
2.125% due 06/01/26	SGD	120	86	2.125% due 03/31/24		530	527

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 41

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)					Amounts in thousands (except share amounts)
		Principal		Fair			Principal		Fair
	Amount ($)			Value		Amount ($)			Value
		or Shares		$			or Shares		$
2.500% due 05/15/24		1,155		1,176	Apr 2017 152.00 Call (11)	USD	1,672	(ÿ)	7
2.000% due 02/15/25		2,230		2,181	Apr 2017 153.00 Call (3)	USD	459	(ÿ)	1
2.250% due 11/15/25		130		129	Apr 2017 149.00 Put (6)	USD	894	(ÿ)	3
1.625% due 05/15/26		3,000		2,814	Total Options Purchased
2.000% due 11/15/26		7,860		7,593	(cost $114)				124
2.250% due 02/15/27		13,500		13,328
5.500% due 08/15/28		1,325		1,720	Short-Term Investments - 18.1%
5.250% due 02/15/29		1,245		1,596
6.250% due 05/15/30		600		850	America Movil SAB de CV
4.625% due 02/15/40		1,185		1,522	5.625% due 11/15/17		40		41
3.750% due 11/15/43		6,760		7,692	American Express Credit Corp.
3.375% due 05/15/44		6,180		6,595	1.456% due 09/22/17 (Ê)		400		400
3.125% due 08/15/44		575		586	American Honda Finance Corp.
2.500% due 02/15/46		2,700		2,420	1.430% due 12/11/17 (Ê)		100		100
2.500% due 05/15/46		1,200		1,075	Anheuser-Busch InBev Worldwide, Inc.
2.875% due 11/15/46		685		665	1.212% due 04/21/17 (ç)(Þ)(~)		460		460
2.875% due 11/15/46 (§)		4,550		4,415	1.574% due 06/08/17 (Þ)(~)		250		250
2.250% due 02/15/47		10,380		8,785	Antalis SA
3.000% due 02/15/47		8,700		8,669	1.204% due 06/14/17 (Þ)(~)		1,000		998
				255,846	Anthem, Inc.
Total Long-Term Investments					1.875% due 01/15/18		790		791
(cost $749,706)				746,844	Assurant, Inc.
					2.500% due 03/15/18		660		664
Common Stocks - 0.0%					AT&T, Inc.
Financial Services - 0.0%					1.700% due 06/01/17		745		745
Escrow GM Corp. (Å)		80,000		—	Bank of America Corp.
Total Common Stocks					2.000% due 01/11/18		1,000		1,003
(cost $—)				—	Series GMTN
					6.400% due 08/28/17		200		204

Preferred Stocks - 0.1%					Bank of America NA
					Series BKNT
Financial Services - 0.1%					1.458% due 05/08/17 (Ê)		300		300
XLIT, Ltd.		700		606	Bear Stearns Cos. LLC (The)
					7.250% due 02/01/18		195		204
Total Preferred Stocks					BNP Paribas SA
(cost $583)				606	2.375% due 09/14/17		40		40
					Capital One Bank NA
					Series BKNT
Options Purchased - 0.0%					1.650% due 02/05/18		645		645
(Number of Contracts)
Cross Currency Options					Cardinal Health, Inc.
(USD/JPY)					1.700% due 03/15/18		781		781
Apr 2017 115.00 Call (1)	USD	900	(ÿ)	1	Chevron Corp.
United States 5 Year					1.209% due 11/15/17 (Ê)		280		280
Treasury Note Futures					Citigroup, Inc.
May 2017 124.50 Call (8)	USD	996	(ÿ)	7	1.754% due 11/24/17 (Ê)		1,250		1,254
Apr 2017 118.00 Call (38)	USD	4,484	(ÿ)	7
United States 10 Year					1.800% due 02/05/18		1,180		1,181
Treasury Note Futures					Commonwealth Bank of Australia
Apr 2017 123.50 Call (5)	USD	618	(ÿ)	6	1.282% due 03/23/18 (Ê)(Þ)(~)		1,000		1,000
Apr 2017 124.00 Call (16)	USD	1,984	(ÿ)	13	Commonwealth Edison Co.
Apr 2017 124.70 Call (0)	USD	1,497	(ÿ)	5	5.800% due 03/15/18		290		302
Apr 2017 125.00 Call (20)	USD	2,500	(ÿ)	6	Compass Bank
Apr 2017 125.50 Call (14)	USD	1,757	(ÿ)	2	Series BKNT
May 2017 121.00 Put (3)	USD	363	(ÿ)	—	6.400% due 10/01/17		735		750
Apr 2017 123.50 Put (5)	USD	618	(ÿ)	1	Credit Suisse AG
United States Treasury					1.750% due 01/29/18		755		756
Note Futures
Apr 2017 148.00 Call (6)	USD	888	(ÿ)	19	Danske Corp.
Apr 2017 149.00 Call (15)	USD	2,235	(ÿ)	34	0.010% due 02/16/18 (Þ)(~)		595		586
Apr 2017 151.00 Call (5)	USD	1,661	(ÿ)	12	DCP Midstream Operating, LP

See accompanying notes which are an integral part of this quarterly report.

42 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
		Principal	Fair		Principal		Fair
	Amount ($)		Value		Amount ($)		Value
		or Shares	$		or Shares		$
2.500% due 12/01/17		115	115	Societe Generale SA
DNB Bank ASA				0.010% due 08/10/17 (~)	750		747
Series YCD				State Street Corp.
1.446% due 06/09/17 (Ê)(~)		1,330	1,331	4.956% due 03/15/18	150		154
eBay, Inc.				Statoil ASA
1.350% due 07/15/17		610	610	3.125% due 08/17/17	20		20
Fannie Mae-Aces				Sumitomo Mitsui Banking Corp.
Series 2012-M13 Class ASQ2				Series YCD
1.246% due 08/25/17		246	246	1.268% due 08/10/17 (Ê)(~)	750		750
Series 2013-M4 Class ASQ2				Thomson Reuters Corp.
1.451% due 02/25/18		382	382	1.650% due 09/29/17	700		700
Series 2014-M13 Class ASQ2				Total Capital International SA
1.637% due 11/25/17		1,255	1,256	1.550% due 06/28/17	895		896
Series 2015-M1 Class ASQ2				Transocean, Inc.
1.626% due 02/25/18		1,022	1,022	4.250% due 10/15/17	414		416
FirstEnergy Corp.				Tyco Electronics Group SA
Series A				6.550% due 10/01/17	620		635
2.750% due 03/15/18		30	30	U.S. Cash Management Fund	85,691,160	(8)	85,698
Ford Motor Credit Co. LLC				UBS AG
Series FXD				Series BKNT
2.145% due 01/09/18		1,575	1,579	1.800% due 03/26/18	1,390		1,391
Freddie Mac Multifamily Structured Pass				United States Treasury Bills
Through Certificates				0.566% due 04/13/17 (~)	50		50
Series 2011-K702 Class X1
1.451% due 02/25/18		10	—	0.630% due 04/20/17 (~)	5,050		5,048
General Mills, Inc.				0.754% due 07/06/17 (~)	5,030		5,020
1.080% due 04/04/17 (ç)(Þ)(~)		700	700	United States Treasury Notes
Gotham Funding Corp.				0.750% due 10/31/17	1,800		1,798
0.010% due 04/20/17 (ç)(Þ)(~)		400	400	0.750% due 12/31/17	6,965		6,951
JPMorgan Chase & Co.				0.875% due 01/15/18	7,100		7,091
6.000% due 01/15/18		100	103	Zero coupon due 03/31/18	6,503		6,490
JPMorgan Chase Bank NA				Verizon Communications, Inc.
Series BKNT				1.506% due 06/09/17 (Ê)	650		650
6.000% due 10/01/17		400	408	Victory Receivables Corp.
LMA-Americas LLC				Zero coupon due 04/21/17 (ç)(Þ)(~)	900		899
0.971% due 04/13/17 (ç)(Þ)(~)		650	650	Voya Financial, Inc.
Malaysia Government International Bond				2.900% due 02/15/18	455		459
Series 0512				Total Short-Term Investments
3.314% due 10/31/17	MYR	460	104	(cost $154,490)			154,456
Manhattan Asset Funding Co. LLC

0.010% due 04/17/17 (ç)(Þ)(~)		1,000	1,000	Total Investments 105.9%
Manufacturers & Traders Trust Co.
Series BKNT				(identified cost $904,893)			902,030
1.400% due 07/25/17		780	780
Morgan Stanley				Other Assets and Liabilities,
5.950% due 12/28/17		150	155	Net - (5.9%)			(50,308)
National Australia Bank, Ltd.
1.432% due 06/30/17 (Ê)(Þ)		520	520	Net Assets - 100.0%			851,722
New York Life Global Funding
1.450% due 12/15/17 (Þ)		645	645
NGPL PipeCo LLC
7.119% due 12/15/17 (Þ)		685	704
Samsung Electronics America, Inc.
1.750% due 04/10/17 (Þ)		305	305
Sheffield Receivables Co. LLC
0.010% due 06/29/17 (Þ)(~)		1,150	1,145
Sky PLC
6.100% due 02/15/18 (Þ)		645	668

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 43

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal	Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)	Unit	(000)	(000)
Securities	Date	or shares	$	$	$
0.2%
BCAP LLC Trust	11/23/13	181,710	104.08	189	183
CSMC Mortgage-Backed Trust	07/26/13	110,519	97.49	108	110
Escrow GM Corp.	04/21/11	80,000	—	—	—
FDIC Trust	06/08/12	436,727	103.91	454	438
Hilton USA Trust	11/22/16	600,000	80.97	486	488
One Market Plaza Trust	02/15/17	595,000	97.51	580	583
					1,802
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Australia 10 Year Government Bond Futures	385	AUD	49,452	06/17	859
British Pound Currency Futures	12	USD	942	06/17	1
Euro-BTP Futures	49	EUR	6,404	06/17	24
Eurodollar Futures	56	USD	13,719	12/18	14
United States 2 Year Treasury Note Futures	79	USD	17,099	06/17	12
United States 5 Year Treasury Note Futures	697	USD	82,055	06/17	109
United States 10 Year Treasury Note Futures	719	USD	89,561	06/17	104
United States Long Bond Futures	84	USD	12,671	06/17	65
United States Ultra Treasury Bond Futures	9	USD	1,446	06/17	9
Short Positions
Cross Currency Futures (AUD/USD)	12	USD	916	06/17	4
Euro Currency Futures	7	USD	938	06/17	—
Euro-Bobl Futures	42	EUR	5,536	06/17	39
Euro-Bund Futures	4	EUR	2	04/17	—
Euro-Bund Futures	34	EUR	11	05/17	11
Euro-Bund Futures	251	EUR	40,516	06/17	(143)
Eurodollar Futures	56	USD	13,676	12/19	(15)
Euro-OAT Futures	20	EUR	2,941	06/17	9
Japan Government 10 Year Bond Futures	5	JPY	751,400	06/17	(3)
Japanese Yen Currency Futures	16	USD	1,802	06/17	(6)
Long Gilt Futures	243	GBP	31,002	06/17	(565)
United States 10 Year Treasury Note Futures	37	USD	4,609	06/17	(8)
United States Long Bond Futures	15	USD	2,263	06/17	(9)
United States Ultra Treasury Bond Futures	17	USD	2,276	06/17	(9)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					502

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
Cross Currency Options (USD/JPY)	Call	1	119.00	USD	900	04/28/17	—
Cross Currency Options (USD/JPY)	Put	1	105.00	USD	900	04/28/17	—
United States 5 Year Treasury Note Futures	Call	15	117.50	USD	1,763	04/21/17	(6)
United States 5 Year Treasury Note Futures	Call	11	117.75	USD	1,295	04/21/17	(3)
United States 5 Year Treasury Note Futures	Call	6	118.75	USD	713	04/21/17	—
United States 5 Year Treasury Note Futures	Call	33	119.25	USD	3,935	04/21/17	(1)
United States 5 Year Treasury Note Futures	Call	5	118.00	USD	590	05/26/17	(2)
United States 5 Year Treasury Note Futures	Call	24	118.25	USD	2,838	05/26/17	(8)
United States 5 Year Treasury Note Futures	Put	6	115.75	USD	695	04/21/17	—
United States 5 Year Treasury Note Futures	Put	33	116.00	USD	3,828	04/21/17	(1)
United States 10 Year Treasury Note Futures	Call	11	124.50	USD	1,370	04/21/17	(6)
United States 10 Year Treasury Note Futures	Call	16	125.00	USD	2,000	05/26/17	(11)
United States 10 Year Treasury Note Futures	Call	5	126.00	USD	630	05/26/17	(2)
United States 10 Year Treasury Note Futures	Call	12	126.50	USD	1,518	05/26/17	(4)

See accompanying notes which are an integral part of this quarterly report.

44 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
United States 10 Year Treasury Note Futures	Call	25	127.00	USD	3,175	05/26/17	(5)
United States 10 Year Treasury Note Futures	Call	68	127.50	USD	8,670	05/26/17	(11)
United States 10 Year Treasury Note Futures	Call	8	128.00	USD	1,024	05/26/17	(1)
United States 10 Year Treasury Note Futures	Put	33	119.50	USD	3,944	05/26/17	(1)
United States Long Bond Futures	Call	3	153.00	USD	459	04/13/17	(1)
United States Long Bond Futures	Put	3	149.00	USD	447	04/13/17	(1)
United States Treasury Bond Futures	Call	8	155.00	USD	1,240	05/26/17	(6)
United States Treasury Bond Futures	Call	6	158.00	USD	948	05/26/17	(2)
United States Treasury Bond Futures	Call	11	160.00	USD	1,760	05/26/17	(2)
United States Treasury Note Futures	Call	7	150.00	USD	1,050	04/21/17	(11)
United States Treasury Note Futures	Call	5	152.00	USD	760	05/26/17	(8)
United States Treasury Note Futures	Call	25	153.00	USD	3,825	05/26/17	(31)
United States Treasury Note Futures	Call	6	154.00	USD	924	05/26/17	(6)
Total Liability for Options Written (premiums received $148)							(130)

Transactions in options written contracts for the period ended March 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2016	155	$76
Opened	827	276
Closed	(238)	(82)
Expired	(357)	(122)
Outstanding March 31, 2017	387	$148

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	12	BRL	39	05/23/17	—
Bank of America	USD	1,514	BRL	4,713	05/23/17	(25)
Bank of America	USD	52	COP	157,337	05/23/17	2
Bank of America	USD	1,492	COP	4,354,236	05/23/17	12
Bank of America	USD	14	CZK	365	05/23/17	—
Bank of America	USD	3,441	CZK	86,722	05/23/17	8
Bank of America	USD	297	EUR	280	04/20/17	2
Bank of America	USD	319	EUR	300	04/20/17	1
Bank of America	USD	491	EUR	460	04/20/17	—
Bank of America	USD	9	HUF	2,666	05/23/17	—
Bank of America	USD	3,427	HUF	989,820	05/23/17	—
Bank of America	USD	5	IDR	61,869	05/23/17	—
Bank of America	USD	15	KRW	17,687	05/23/17	—
Bank of America	USD	3,404	PLN	13,849	05/23/17	87
Bank of America	USD	16	RUB	966	05/23/17	1
Bank of America	USD	1,502	RUB	87,876	05/23/17	42
Bank of America	USD	16	TRY	60	05/23/17	—
Bank of America	USD	36	TRY	135	05/23/17	1
Bank of America	USD	1,480	TRY	5,571	05/23/17	32
Bank of America	USD	3,329	TRY	12,535	05/23/17	71
Bank of America	USD	10	TWD	296	05/23/17	—
Bank of America	BRL	87	USD	27	05/23/17	—
Bank of America	BRL	10,605	USD	3,407	05/23/17	57
Bank of America	CLP	72,482	USD	108	05/23/17	(2)
Bank of America	CLP	2,189,555	USD	3,411	05/23/17	101
Bank of America	CNY	20,140	USD	2,861	04/20/17	(61)
Bank of America	CZK	822	USD	33	05/23/17	—
Bank of America	CZK	38,543	USD	1,529	05/23/17	(4)
Bank of America	HUF	1,185	USD	4	05/23/17	—
Bank of America	HUF	439,920	USD	1,523	05/23/17	—
Bank of America	IDR	45,362,641	USD	3,366	05/23/17	(30)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 45

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	KRW	1,742,602	USD	1,526	05/23/17	(34)
Bank of America	PLN	45	USD	11	05/23/17	—
Bank of America	RUB	2,174	USD	36	05/23/17	(2)
Bank of America	RUB	197,721	USD	3,380	05/23/17	(94)
Bank of America	TWD	46,920	USD	1,532	05/23/17	(17)
Bank of Montreal	HKD	11,738	USD	1,514	05/23/17	2
Bank of New York	USD	5,695	EUR	5,299	04/24/17	(38)
Bank of New York	DKK	17,507	USD	2,532	04/24/17	19
Bank of New York	EUR	8,242	USD	8,859	04/24/17	59
Citibank	USD	376	CNH	2,590	04/20/17	—
Citibank	USD	746	GBP	610	04/20/17	18
Citibank	USD	1,084	INR	74,910	04/20/17	72
Citibank	USD	1,112	MXN	24,311	04/20/17	184
Citibank	USD	469	RUB	27,000	04/28/17	8
Citibank	USD	450	TRY	1,639	04/28/17	(2)
Citibank	USD	1,532	ZAR	20,174	05/23/17	(41)
Citibank	CNH	2,590	USD	371	04/20/17	(6)
Citibank	EUR	225	CZK	6,061	06/06/17	1
Citibank	EUR	150	USD	162	04/20/17	2
Citibank	EUR	170	USD	181	04/20/17	(1)
Citibank	EUR	1,270	USD	1,355	04/20/17	(1)
Citibank	JPY	263,648	USD	2,291	04/20/17	(78)
Citibank	SEK	22,483	USD	2,549	04/24/17	38
JPMorgan Chase	USD	1,500	CAD	2,000	04/20/17	5
JPMorgan Chase	USD	1,944	CAD	2,554	05/12/17	(22)
JPMorgan Chase	USD	1,551	CLP	1,026,671	04/26/17	3
JPMorgan Chase	USD	3,538	GBP	2,820	04/12/17	(4)
JPMorgan Chase	USD	1,741	MXN	37,990	06/28/17	262
JPMorgan Chase	USD	1,818	NOK	15,095	05/12/17	(59)
JPMorgan Chase	USD	772	PLN	3,116	05/12/17	14
JPMorgan Chase	USD	4,043	SEK	35,657	05/12/17	(57)
JPMorgan Chase	USD	1,004	ZAR	13,724	05/12/17	13
JPMorgan Chase	AUD	9,406	USD	7,186	04/12/17	1
JPMorgan Chase	BRL	9,971	USD	3,176	04/26/17	7
JPMorgan Chase	CHF	2,648	USD	2,678	05/12/17	29
JPMorgan Chase	COP	4,134,882	USD	1,407	04/26/17	(27)
JPMorgan Chase	CZK	2,629	USD	105	05/12/17	—
JPMorgan Chase	DKK	284	USD	41	05/11/17	—
JPMorgan Chase	EUR	5,199	USD	5,576	04/12/17	28
JPMorgan Chase	HKD	632	USD	82	05/12/17	—
JPMorgan Chase	HUF	430,801	USD	1,494	05/12/17	3
JPMorgan Chase	IDR	30,634,297	USD	2,289	04/26/17	(10)
JPMorgan Chase	JPY	17,896	USD	160	04/12/17	—
JPMorgan Chase	MXN	16,152	USD	776	05/12/17	(82)
JPMorgan Chase	MXN	37,990	USD	1,875	06/28/17	(128)
JPMorgan Chase	NZD	12,761	USD	9,320	04/12/17	376
JPMorgan Chase	PEN	14,179	USD	4,342	04/26/17	(14)
JPMorgan Chase	PHP	79,603	USD	1,581	04/26/17	(3)
JPMorgan Chase	SGD	4,142	USD	2,930	05/12/17	(32)
JPMorgan Chase	THB	81,120	USD	2,319	04/26/17	(42)
Royal Bank of Canada	USD	2,543	AUD	3,314	04/24/17	(12)
Royal Bank of Canada	USD	8,901	AUD	11,599	04/24/17	(44)
Royal Bank of Canada	USD	911	ILS	3,312	04/28/17	4
Royal Bank of Canada	USD	450	TRY	1,642	04/28/17	(1)
Royal Bank of Canada	CHF	2,530	USD	2,543	04/24/17	15
Royal Bank of Canada	CHF	5,692	USD	5,722	04/24/17	33
State Street	USD	5,709	GBP	4,621	04/24/17	83
State Street	USD	4	HKD	34	05/23/17	—
State Street	USD	8,864	ILS	32,150	04/24/17	16
State Street	USD	5,725	JPY	648,029	04/24/17	100
State Street	USD	2,526	NZD	3,627	04/24/17	15
State Street	USD	3,408	SGD	4,845	05/23/17	57
State Street	GBP	7,188	USD	8,881	04/24/17	(130)

See accompanying notes which are an integral part of this quarterly report.

46 Core Bond Fund

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
State Street	ILS	20,668	USD	5,698	04/24/17	(10)
State Street	JPY	1,008,046	USD	8,906	04/24/17	(156)
State Street	NOK	48,308	USD	5,665	04/24/17	38
State Street	SGD	52	USD	37	05/23/17	—
State Street	ZAR	404	USD	31	05/23/17	1
Toronto Dominion Bank	USD	460	INR	30,000	04/28/17	3
Toronto Dominion Bank	USD	462	INR	30,000	04/28/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						657

Total Return Swap Contracts (*)
Amounts in thousands
		Notional		Termination	Fair Value
Underlying Reference Entity	Counterparty	Amount		Date	$
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	17,019	04/28/17	(10)
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	10,011	04/28/17	(6)
Barclays Capital U.S. Aggregate Bond Index	Barclays	USD	21,630	06/30/17	(12)
Total Fair Value of Open Total Return Swap Contracts Premiums Paid (Received) - $— (å)					(28)

(*) Total return swaps (which includes index swaps) are agreements between counterparties to exchange cash flows, one based on a market-linked returns of an individual asset or a basket of assets (i.e. an index), and the other on a fixed or floating rate. The floating rate fees were all based on the 1 Month LIBOR rate plus a fee of 0.10%.

Interest Rate Swap Contracts

Amounts in thousands
					Termination	Fair Value
Counterparty	Notional Amount		Fund Receives	Fund Pays	Date	$
JPMorgan Chase	DKK	7,200	Six Month CIBOR	0.510%	05/05/25	23
JPMorgan Chase	DKK	10,470	Six Month CIBOR	0.943%	05/05/25	(18)
JPMorgan Chase	HKD	8,440	Three Month HIBOR	1.420%	05/14/25	68
JPMorgan Chase	HKD	11,750	Three Month HIBOR	2.160%	05/14/25	9
JPMorgan Chase	CZK	26,650	Six Month PRIBOR	0.495%	06/19/25	36
JPMorgan Chase	CZK	36,930	Six Month PRIBOR	1.280%	06/19/25	(43)
Merrill Lynch	USD	18,688	Three Month LIBOR	1.267%	05/15/23	975
Total Fair Value on Open Interest Rate Swap Contracts Premiums Paid (Received) - $299 (å)						1,050

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Goldman Sachs	USD	1,470	5.000%	06/20/22	(103)
CDX NA High Yield Index	Barclays	USD	485	(5.000%)	12/20/21	(37)
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $53						(140)

See accompanying notes which are an integral part of this quarterly report.

Core Bond Fund 47

Russell Investment Funds
Core Bond Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Long-Term Investments
Asset-Backed Securities	$—	$46,498	$1,224	$—	$47,722
Corporate Bonds and Notes	—	159,944	—	—	159,944
International Debt	—	59,081	—	—	59,081
Loan Agreements	—	5,391	—	—	5,391
Mortgage-Backed Securities	—	176,041	1,258	—	177,299
Municipal Bonds	—	2,001	—	—	2,001
Non-US Bonds	—	39,560	—	—	39,560
United States Government Treasuries	—	255,846	—	—	255,846
Preferred Stocks	—	606	—	—	606
Options Purchased	123	1	—	—	124
Short-Term Investments	—	68,758	—	85,698	154,456
Total Investments	123	813,727	2,482	85,698	902,030

Other Financial Instruments
Assets
Futures Contracts	1,260	—	—	—	1,260
Foreign Currency Exchange Contracts	—	1,926	—	—	1,926
Interest Rate Swap Contracts	—	1,111	—	—	1,111

Liabilities
Futures Contracts	(758)	—	—	—	(758)
Options Written	(130)	—	—	—	(130)
Foreign Currency Exchange Contracts	—	(1,269)	—	—	(1,269)
Total Return Swap Contracts	—	(28)	—	—	(28)
Interest Rate Swap Contracts	—	(61)	—	—	(61)
Credit Default Swap Contracts	—	(140)	—	—	(140)
Total Other Financial Instruments*	$372	$1,539	$—	$—	$1,911

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2017, were less than 1% of net assets.

See accompanying notes which are an integral part of this quarterly report.

48 Core Bond Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
Common Stocks - 97.2%			Vonovia SE	86,190	3,037
Australia - 5.6%					26,045
BGP Holdings PLC(Æ)(Å)	926,311	13
Dexus Property Group(Æ)(ö)	1,143,517	8,551	Hong Kong - 8.0%
Goodman Group(ö)	1,537,111	9,091	Champion REIT(Æ)(ö)	303,000	185
GPT Group (The)(ö)	1,187,397	4,676	Cheung Kong Property Holdings, Ltd.	1,827,000	12,334
Investa Office Fund(ö)	364,979	1,324	Hang Lung Properties, Ltd. - ADR	2,977,000	7,754
Mirvac Group(ö)	2,721,653	4,553	Henderson Land Development Co., Ltd.	234,904	1,455
Scentre Group(ö)	2,613,982	8,566	Hongkong Land Holdings, Ltd.	743,900	5,728
Stockland(ö)	437,214	1,551	Hopewell Holdings, Ltd.	267,000	1,003
Vicinity Centres(ö)	547,671	1,184	Hysan Development Co., Ltd.	534,000	2,422
Viva Energy REIT(ö)	573,458	1,045	Link Real Estate Investment Trust(ö)	1,245,500	8,725
Westfield Corp.(ö)	826,356	5,606	New World Development Co., Ltd.	1,306,155	1,610
		46,160	Sino Land Co., Ltd.	260,000	455
			Sun Hung Kai Properties, Ltd.	1,112,125	16,340
Austria - 0.6%			Swire Properties, Ltd.	1,729,268	5,539
Atrium European Real Estate, Ltd.(Æ)	58,199	235	Wharf Holdings, Ltd. (The)	254,810	2,187
Buwog AG(Æ)	196,999	4,971			65,737
		5,206
			Ireland - 0.4%
Belgium - 0.1%			Green REIT PLC(ö)	552,975	802
Aedifica(ö)	10,605	798	Hibernia REIT PLC(ö)	1,611,012	2,136
					2,938
Canada - 1.9%
Allied Properties Real Estate Investment			Italy - 0.0%
Trust(ö)	126,961	3,446	Beni Stabili SpA SIIQ(ö)	123,512	77
Boardwalk Real Estate Investment
Trust(Ñ)(ö)	26,962	957	Japan - 10.4%
Brookfield Canada Office Properties(ö)	30,586	719	Activia Properties, Inc.(ö)	979	4,669
Chartwell Retirement Residences	210,882	2,472	Advance Residence Investment Corp.(ö)	818	2,236
Crombie Real Estate Investment Trust(ö)	38,618	404	Daiwa Office Investment Corp.(ö)	63	322
First Capital Realty, Inc. Class A	223,948	3,373	Frontier Real Estate Investment Corp.(ö)	308	1,400
H&R Real Estate Investment Trust(ö)	50,512	876	Global One Real Estate Investment(ö)	363	1,282
RioCan Real Estate Investment Trust(ö)	98,480	1,940	GLP J-REIT(ö)	550	636
Smart Real Estate Investment Trust(ö)	70,380	1,729	Hulic Co., Ltd.	50,000	472
		15,916	Hulic REIT, Inc.(ö)	761	1,262
			Invesco Office J-REIT Inc(ö)	662	592
China - 0.0%			Invincible Investment Corp.(ö)	2,427	976
China Overseas Land & Investment, Ltd.	68,000	195	Japan Hotel REIT Investment Corp.(ö)	472	326
China Resources Land, Ltd.	12,000	32	Japan Logistics Fund, Inc.(ö)	824	1,773
		227	Japan Real Estate Investment Corp.(ö)	665	3,524
			Japan Retail Fund Investment Corp.(ö)	2,834	5,563
Finland - 0.1%			Kenedix Office Investment Corp. Class
Citycon OYJ	270,916	642	A(ö)	402	2,369

France - 3.3%			Mitsubishi Estate Co., Ltd.	635,000	11,612
Fonciere Des Regions(ö)	7,833	654	Mitsui Fudosan Co., Ltd.	984,129	21,052
Gecina SA(ö)	48,089	6,525	Mori Hills REIT Investment Corp. Class
Icad, Inc.(ö)	14,492	1,060	A(ö)	1,608	2,155
Klepierre - GDR(ö)	323,993	12,605	MORI TRUST Hotel REIT, Inc.(ö)	191	263
Mercialys SA(ö)	22,512	420	Mori Trust Sogo REIT, Inc.(ö)	1,467	2,270
Unibail-Rodamco SE(Ñ)(ö)	23,897	5,582	Nippon Building Fund, Inc.(ö)	612	3,347
		26,846	Nippon Prologis REIT, Inc.(ö)	272	590
			Nomura Real Estate Master Fund, Inc.(ö)	1,055	1,638
Germany - 3.2%			NTT Urban Development Corp.	262,400	2,281
ADO Properties SA(Þ)	47,729	1,713	Orix JREIT, Inc.(ö)	371	588
alstria office REIT-AG(Æ)(ö)	324,391	3,969	Sekisui House REIT, Inc.(ö)	18	24
Deutsche Wohnen AG	322,920	10,633	Sumitomo Realty & Development Co.,
LEG Immobilien AG(Æ)	36,672	3,007	Ltd.	232,000	6,041
TLG Immobilien AG	189,162	3,686	Tokyo Tatemono Co., Ltd.	352,700	4,662

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 49

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Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)			Amounts in thousands (except share amounts)
	Principal	Fair		Principal	Fair
	Amount ($)	Value		Amount ($)	Value
	or Shares	$		or Shares	$
United Urban Investment Corp.(ö)	790	1,214	Capital & Regional PLC(ö)	324,117	227
		85,139	Derwent London PLC(ö)	67,568	2,383
			Great Portland Estates PLC(ö)	469,040	3,822
Netherlands - 0.4%			Hammerson PLC(ö)	400,040	2,863
Eurocommercial Properties NV	32,240	1,155	Intu Properties PLC Class H(ö)	190,876	668
InterXion Holding NV(Æ)	44,847	1,773	Kennedy Wilson Europe Real Estate
Vastned Retail NV(ö)	3,932	149	PLC	36,562	432
Wereldhave NV(ö)	9,951	439	Land Securities Group PLC(ö)	347,908	4,617
		3,516	LondonMetric Property PLC(ö)	1,679,813	3,365
			LXB Retail Properties PLC(Æ)	353,168	178
Norway - 0.3%			Safestore Holdings PLC(ö)	160,463	762
Entra ASA(Þ)	187,206	2,044	Segro PLC(ö)	1,464,226	8,369
Norwegian Property ASA	88,880	103	St. Modwen Properties PLC	352,529	1,438
		2,147	UNITE Group PLC (The)(ö)	519,466	4,147

Singapore - 1.4%			Urban & Civic PLC	192,677	575
Ascendas Real Estate Investment			Workspace Group PLC(ö)	86,777	856
Trust(ö)	335,800	605			45,811

CapitaLand Commercial Trust, Ltd.(Æ)			United States - 54.0%
(ö)	388,400	430	Acadia Realty Trust(ö)	16,991	510
CapitaLand Mall Trust Class A(Æ)(ö)	458,700	647	Agree Realty Corp.(ö)	75,493	3,621
CapitaLand, Ltd.	216,800	562	Alexandria Real Estate Equities, Inc.(ö)	92,820	10,259
CDL Hospitality Trusts(Æ)(ö)	639,700	657	American Homes 4 Rent Class A(ö)	355,357	8,160
City Developments, Ltd.	444,600	3,244	Apartment Investment & Management
EC World Real Estate Investment Trust			Co. Class A(ö)	151,330	6,711
Unit(Æ)(Ñ)(ö)	105,600	57	Apple Hospitality REIT, Inc.(ö)	79,742	1,523
Frasers Logistics & Industrial Trust(Æ)			AvalonBay Communities, Inc.(ö)	107,160	19,674
(ö)	1,091,500	768	Boston Properties, Inc.(ö)	67,034	8,876
Global Logistic Properties, Ltd.	876,800	1,744	Brixmor Property Group, Inc.(ö)	334,895	7,187
Mapletree Commercial Trust(Æ)(ö)	1,177,200	1,287	Camden Property Trust(ö)	95,170	7,657
Mapletree Greater China Commercial			CBL & Associates Properties, Inc.(ö)	19,155	183
Trust(Æ)(ö)	674,200	492	Chesapeake Lodging Trust(ö)	59,531	1,426
Suntec Real Estate Investment Trust(Æ)			Colony Starwood Homes(ö)	61,041	2,072
(ö)	233,800	300	Columbia Property Trust, Inc.(ö)	32,041	713
UOL Group, Ltd.	67,800	338	CoreSite Realty Corp. Class A(ö)	15,138	1,363
		11,131	Corporate Office Properties Trust(ö)	171,711	5,683
Spain - 0.7%			Cousins Properties, Inc.(ö)	567,697	4,695
Hispania Activos Inmobiliarios Socimi			CubeSmart(ö)	176,746	4,588
SA(ö)	122,198	1,755	CyrusOne, Inc.(ö)	52,835	2,720
Inmobiliaria Colonial SA	68,054	508	DCT Industrial Trust, Inc.(ö)	26,268	1,264
Merlin Properties Socimi SA(ö)	294,489	3,293	DiamondRock Hospitality Co.(ö)	312,845	3,488
		5,556	Digital Realty Trust, Inc.(ö)	41,057	4,368
			Douglas Emmett, Inc.(ö)	158,182	6,074
Sweden - 0.8%			Duke Realty Corp.(ö)	54,056	1,420
Atrium Ljungberg AB Class B	25,503	388	DuPont Fabros Technology, Inc.(ö)	113,670	5,637
Castellum AB(Ñ)	58,165	771	Education Realty Trust, Inc.(ö)	94,405	3,857
Fabege AB(Ñ)	104,233	1,659	Empire State Realty Trust, Inc. Class
Fastighets AB Balder Class B(Æ)	52,813	1,102	A(ö)	221,941	4,580
Hufvudstaden AB Class A(Ñ)	149,420	2,215	Equinix, Inc.(ö)	5,275	2,112
Wihlborgs Fastigheter AB	6,117	116	Equity LifeStyle Properties, Inc. Class
		6,251	A(ö)	46,924	3,616
			Equity Residential(ö)	147,061	9,150
Switzerland - 0.4%			Essex Property Trust, Inc.(ö)	83,981	19,444
PSP Swiss Property AG	31,956	2,908	Extra Space Storage, Inc.(ö)	62,877	4,678
Swiss Prime Site AG Class A(Æ)	6,203	546	Federal Realty Investment Trust(ö)	11,235	1,500
		3,454	Four Corners Property Trust, Inc.(ö)	148,975	3,401
			Gaming and Leisure Properties, Inc.(ö)	36,468	1,219
United Kingdom - 5.6%			GEO Group, Inc. (The)(ö)	43,504	2,018
Assura PLC(ö)	2,216,499	1,607	GGP, Inc.(Æ)	542,706	12,580
Big Yellow Group PLC(ö)	288,891	2,647	HCP, Inc.(ö)	270,944	8,475
British Land Co. PLC (The)(ö)	896,234	6,855

See accompanying notes which are an integral part of this quarterly report.

50 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)				Amounts in thousands (except share amounts)
	Principal	Fair			Principal		Fair
	Amount ($)	Value			Amount ($)		Value
	or Shares	$			or Shares		$
Healthcare Realty Trust, Inc.(ö)	80,940	2,630		U.S. Cash Management Fund	18,882,940	(8)	18,885
Healthcare Trust of America, Inc. Class				Total Short-Term Investments
A(ö)	140,902	4,433		(cost $18,886)			18,885
Hilton Worldwide Holdings, Inc.	118,174	6,908
Host Hotels & Resorts, Inc.(ö)	281,399	5,251		Other Securities - 0.6%
Hudson Pacific Properties, Inc.(ö)	194,913	6,752		U.S. Cash Collateral Fund(×)	5,257,234	(8)	5,257
Invitation Homes, Inc.(Æ)(ö)	95,326	2,081		Total Other Securities
Kilroy Realty Corp.(ö)	65,081	4,690		(cost $5,257)			5,257
Kimco Realty Corp.(ö)	51,981	1,148
LaSalle Hotel Properties(ö)	181,093	5,242		Total Investments 100.1%
Lexington Realty Trust(ö)	9,277	93		(identified cost $745,434)			820,471
Liberty Property Trust(ö)	26,090	1,006
Life Storage, Inc.(Æ)	23,883	1,961
Macerich Co. (The)(ö)	43,178	2,781		Other Assets and Liabilities, Net
Mack-Cali Realty Corp.(ö)	13,073	352	-	(0.1%)			(978)
MedEquities Realty Trust, Inc.(ö)	42,440	476		Net Assets - 100.0%			819,493
Mid-America Apartment Communities,
Inc.(ö)	7,774	791
Monogram Residential Trust, Inc.(ö)	26,135	260
National Retail Properties, Inc.(ö)	47,147	2,057
Paramount Group, Inc.(ö)	149,425	2,422
Park Hotels & Resorts, Inc.(ö)	1,888	49
Parkway, Inc.(ö)	111,417	2,216
Pennsylvania Real Estate Investment
Trust(ö)	163,818	2,480
Prologis, Inc.(ö)	279,939	14,524
Public Storage(ö)	89,783	19,654
QTS Realty Trust, Inc. Class A(ö)	36,324	1,771
Quality Care Properties, Inc.(Æ)(ö)	56,158	1,060
Realty Income Corp.(ö)	111,885	6,661
Red Rock Resorts, Inc. Class A	59,230	1,314
Regency Centers Corp.(ö)	91,948	6,105
Retail Properties of America, Inc. Class
A(ö)	228,689	3,298
Rexford Industrial Realty, Inc.(ö)	213,530	4,808
Sabra Health Care REIT, Inc.(ö)	92,057	2,571
Senior Housing Properties Trust(ö)	12,542	254
Simon Property Group, Inc.(ö)	218,247	37,544
SL Green Realty Corp.(ö)	73,907	7,880
Spirit Realty Capital, Inc.(ö)	45,550	461
STORE Capital Corp.(ö)	39,348	940
Sun Communities, Inc.(ö)	76,844	6,173
Sunstone Hotel Investors, Inc.(ö)	395,166	6,058
Tanger Factory Outlet Centers, Inc.(ö)	181,784	5,957
UDR, Inc.(ö)	174,576	6,330
Urban Edge Properties(ö)	154,690	4,068
Ventas, Inc.(ö)	61,648	4,009
VEREIT, Inc.(ö)	412,357	3,501
Vornado Realty Trust(ö)	232,922	23,366
Weingarten Realty Investors(ö)	127,596	4,261
Welltower, Inc.(ö)	234,957	16,640
WP Glimcher, Inc.(ö)	36,968	321
Xenia Hotels & Resorts, Inc.(ö)	36,464	622
		442,732

Total Common Stocks
(cost $721,291)		796,329

Short-Term Investments - 2.3%
United States - 2.3%

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 51

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Restricted Securities

Amounts in thousands (except share and cost per unit amounts)

		Principal		Cost per	Cost	Fair Value
% of Net Assets	Acquisition	Amount ($)		Unit	(000)	(000)
Securities	Date	or shares		$	$	$
0.0%
BGP Holdings PLC	08/06/09	EUR	926,311	—	—	13
						13
For a description of restricted securities see note 6 in the Notes to Quarterly Report.

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Dow Jones U.S. Real Estate Index Futures	327	USD	10,157	06/17	298
FTSE/EPRA Europe Index Futures	129	EUR	2,617	06/17	88
Hang Seng Index Futures	8	HKD	9,652	04/17	(11)
MSCI Singapore Index Futures	17	SGD	594	04/17	4
S&P/TSX 60 Index Futures	3	CAD	547	06/17	—
SPI 200 Index Futures	9	AUD	1,316	06/17	17
TOPIX Index Futures	14	JPY	211,750	06/17	(36)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					360

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	61	EUR	57	04/03/17	—
Bank of America	USD	78	EUR	73	04/03/17	—
Bank of America	USD	10	EUR	9	04/04/17	—
Bank of America	USD	17	EUR	16	04/04/17	—
Bank of America	USD	79	EUR	74	04/04/17	—
Bank of America	AUD	850	USD	651	06/21/17	2
Bank of America	EUR	20	USD	22	04/03/17	—
Bank of America	EUR	26	USD	28	04/03/17	—
Bank of America	EUR	9	USD	10	04/04/17	—
Bank of America	EUR	9	USD	10	04/04/17	—
Bank of America	EUR	13	USD	13	04/04/17	—
Bank of America	EUR	26	USD	28	04/04/17	—
Bank of America	EUR	190	USD	205	06/21/17	2
Bank of America	EUR	1,710	USD	1,856	06/21/17	26
Bank of America	HKD	7,290	USD	940	06/21/17	1
Bank of America	JPY	15,400	USD	139	06/21/17	—
Bank of America	JPY	136,430	USD	1,235	06/21/17	5
Bank of America	NOK	187	USD	22	04/04/17	—
Bank of America	NOK	609	USD	71	04/04/17	—
Bank of America	SGD	480	USD	343	06/21/17	—
Bank of Montreal	USD	444	AUD	581	06/21/17	(1)
Bank of Montreal	USD	211	CAD	281	06/21/17	1
Bank of Montreal	USD	1,381	EUR	1,305	06/21/17	16
Bank of Montreal	USD	577	HKD	4,473	06/21/17	—
Bank of Montreal	USD	799	JPY	90,725	06/21/17	19
Bank of Montreal	USD	162	SGD	229	06/21/17	1
Brown Brothers Harriman	USD	121	AUD	160	06/21/17	1
Brown Brothers Harriman	USD	99	SGD	140	06/21/17	1
Commonwealth Bank of Australia	USD	444	AUD	581	06/21/17	—
Commonwealth Bank of Australia	USD	211	CAD	281	06/21/17	1
Commonwealth Bank of Australia	USD	1,381	EUR	1,305	06/21/17	16
Commonwealth Bank of Australia	USD	577	HKD	4,473	06/21/17	—
Commonwealth Bank of Australia	USD	800	JPY	90,725	06/21/17	17
Commonwealth Bank of Australia	USD	162	SGD	229	06/21/17	1

See accompanying notes which are an integral part of this quarterly report.

52 Global Real Estate Securities Fund

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Merrill Lynch	USD	160	SGD	223	04/04/17	—
Merrill Lynch	JPY	8,625	USD	77	04/04/17	(1)
Royal Bank of Canada	USD	441	AUD	581	06/21/17	3
Royal Bank of Canada	USD	211	CAD	281	06/21/17	1
Royal Bank of Canada	USD	1,378	EUR	1,305	06/21/17	19
Royal Bank of Canada	USD	577	HKD	4,473	06/21/17	—
Royal Bank of Canada	USD	797	JPY	90,725	06/21/17	19
Royal Bank of Canada	USD	162	SGD	229	06/21/17	2
Royal Bank of Canada	AUD	300	USD	230	06/21/17	1
Royal Bank of Canada	CAD	470	USD	352	06/21/17	(1)
Royal Bank of Canada	HKD	1,580	USD	204	06/21/17	—
Royal Bank of Canada	JPY	27,820	USD	246	06/21/17	(4)
Standard Chartered	USD	444	AUD	581	06/21/17	(1)
Standard Chartered	USD	211	CAD	281	06/21/17	1
Standard Chartered	USD	1,380	EUR	1,305	06/21/17	17
Standard Chartered	USD	577	HKD	4,473	06/21/17	—
Standard Chartered	USD	799	JPY	90,725	06/21/17	18
Standard Chartered	USD	162	SGD	229	06/21/17	1
State Street	EUR	68	USD	73	04/03/17	—
State Street	GBP	3	USD	3	04/03/17	—
State Street	JPY	2,380	USD	21	04/03/17	—
State Street	JPY	4,186	USD	38	04/03/17	—
State Street	SEK	18	USD	2	04/03/17	—
State Street	SGD	2	USD	1	04/03/17	—
UBS AG	USD	99	AUD	130	06/21/17	—
UBS AG	USD	590	EUR	550	06/21/17	(1)
UBS AG	USD	246	HKD	1,910	06/21/17	—
UBS AG	USD	415	JPY	46,100	06/21/17	—
UBS AG	AUD	270	USD	206	06/21/17	—
UBS AG	CAD	180	USD	136	06/21/17	—
UBS AG	EUR	650	USD	698	06/21/17	2
UBS AG	HKD	3,120	USD	402	06/21/17	—
UBS AG	JPY	61,490	USD	554	06/21/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						185

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Common Stocks
Australia	$—	$46,147	$13	$—	$46,160
Austria	—	5,206	—	—	5,206
Belgium	—	798	—	—	798
Canada	15,916	—	—	—	15,916
China	—	227	—	—	227
Finland	—	642	—	—	642
France	3,530	23,316	—	—	26,846
Germany	—	26,045	—	—	26,045
Hong Kong	—	65,737	—	—	65,737
Ireland	—	2,938	—	—	2,938
Italy	—	77	—	—	77
Japan	263	84,876	—	—	85,139
Netherlands	1,773	1,743	—	—	3,516

See accompanying notes which are an integral part of this quarterly report.

Global Real Estate Securities Fund 53

Russell Investment Funds
Global Real Estate Securities Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Norway	—	2,147	—	—	2,147
Singapore	57	11,074	—	—	11,131
Spain	—	5,556	—	—	5,556
Sweden	—	6,251	—	—	6,251
Switzerland	—	3,454	—	—	3,454
United Kingdom	—	45,811	—	—	45,811
United States	442,732	—	—	—	442,732
Short-Term Investments	—	—	—	18,885	18,885
Other Securities	—	—	—	5,257	5,257
Total Investments	464,271	332,045	13	24,142	820,471

Other Financial Instruments
Assets
Futures Contracts	407	—	—	—	407
Foreign Currency Exchange Contracts	—	194	—	—	194
Liabilities
Futures Contracts	(47)	—	—	—	(47)
Foreign Currency Exchange Contracts	—	(9)	—	—	(9)
Total Other Financial Instruments*	$360	$185	$—	$—	$545

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2017, see note 2 in the Notes to
Quarterly Report.
Investments in which significant unobservable inputs (Level 3) were used in determining a fair value for the period ended March 31,
2017, were less than 1% of net assets.

Amounts in thousands
Fair Value
Property Sector Exposure	$
Diversified	235,229
Healthcare	44,627
Industrial	46,599
Lodging/Resorts	32,790
Office	119,034
Residential	122,769
Retail	160,990
Self Storage	34,291
Short-Term Investments	18,885
Other Securities	5,257
Total Investments	820,471

See accompanying notes which are an integral part of this quarterly report.

54 Global Real Estate Securities Fund

Russell Investment Funds

Notes to Schedules of Investments — March 31, 2017 (Unaudited)

Footnotes:
(Æ) Nonincome-producing security.
(ö) Real Estate Investment Trust (REIT).
(§) All or a portion of the shares of this security are pledged as collateral in connection with futures contracts purchased (sold), options written, or swaps entered into by the Fund.
(~) Rate noted is yield-to-maturity from date of acquisition.
(ç) At amortized cost, which approximates market.
(Ê) Adjustable or floating rate security. Rate shown reflects rate in effect at period end.
(Ï) Forward commitment.
(ƒ) Perpetual floating rate security. Rate shown reflects rate in effect at period end.
(µ) Bond is insured by a guarantor.
(æ) Pre-refunded: These bonds are collateralized by U.S. Treasury securities, which are held in escrow by a trustee and used to pay principal and interest in the tax-exempt issue and to retire the bonds in full at the earliest refunding date.
(Ø) In default.
(ß) Illiquid security.
(x) The security is purchased with the cash collateral from the securities loaned.
(Ñ) All or a portion of the shares of this security are on loan.
(Þ) Restricted security. Security may have contractual restrictions on resale, may have been offered in a private placement transaction, and may not be registered under the Securities Act of 1933.
(Å) Illiquid and restricted security.
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Note 2.
(8) Unrounded units
(v) Loan agreement still pending. Rate not available at period end. 1.000% rate is used as a placeholder.

Abbreviations:
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.
ADR - American Depositary Receipt
ADS - American Depositary Share
BBSW - Bank Bill Swap Reference Rate
CIBOR - Copenhagen Interbank Offered Rate
CME - Chicago Mercantile Exchange
CMO - Collateralized Mortgage Obligation
CVO - Contingent Value Obligation
EMU - European Economic and Monetary Union
EURIBOR - Euro Interbank Offered Rate
FDIC - Federal Deposit Insurance Company
GDR - Global Depositary Receipt
GDS - Global Depositary Share
HIBOR – Hong Kong Interbank Offered Rate
LIBOR - London Interbank Offered Rate
NIBOR - Norwegian Interbank Offered Rate
PIK - Payment in Kind
PRIBOR – Prague Interbank Offered Rate
REMIC - Real Estate Mortgage Investment Conduit
SIBOR – Singapore Interbank Offered Rate
STRIP - Separate Trading of Registered Interest and Principal of Securities
TBA - To Be Announced Security
UK - United Kingdom

Notes to Schedules of Investments 55

Russell Investment Funds

Notes to Schedules of Investments, continued — March 31, 2017 (Unaudited)

Foreign Currency Abbreviations:
ARS - Argentine peso	HKD – Hong Kong dollar	PHP – Philippine peso
AUD - Australian dollar	HUF - Hungarian forint	PKR - Pakistani rupee
BRL - Brazilian real	IDR - Indonesian rupiah	PLN - Polish zloty
CAD - Canadian dollar	ILS - Israeli shekel	RUB - Russian ruble
CHF - Swiss franc	INR - Indian rupee	SEK - Swedish krona
CLP - Chilean peso	ISK - Icelandic krona	SGD - Singapore dollar
CNH - Chinese renminbi yuan (offshore)	ITL - Italian lira	SKK - Slovakian koruna
CNY - Chinese renminbi yuan	JPY - Japanese yen	THB - Thai baht
COP - Colombian peso	KES - Kenyan schilling	TRY - Turkish lira
CRC - Costa Rican colon	KRW - South Korean won	TWD - Taiwanese dollar
CZK - Czech koruna	MXN - Mexican peso	USD - United States dollar
DKK - Danish krone	MYR – Malaysian ringgit	VEB - Venezuelan bolivar
EGP - Egyptian pound	NOK - Norwegian krone	VND - Vietnamese dong
EUR - Euro	NZD - New Zealand dollar	ZAR - South African rand
GBP - British pound sterling	PEN - Peruvian nuevo sol

56 Notes to Schedules of Investments

Russell Investment Funds

Notes to Quarterly Report — March 31, 2017 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds (each a “Fund” and collectively the “Funds”). This Quarterly Report reports on five of these Funds.
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value (“NAV”) to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended (“Investment
Company Act”), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master Trust
Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the
Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of its total assets is represented by cash and cash items (including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.
2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its Quarterly Report.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017.
Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’
financial statements and related disclosures.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC ("RIFUS").

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and

Notes to Quarterly Report 57

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Equity securities, including common and preferred stock, short securities and restricted securities that are traded on a national securities exchange (or reported on the NASDAQ national market), are stated at the last reported sales price on the day of valuation or official closing price, as applicable. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are categorized as Level 2 of the fair value hierarchy. Certain foreign equity securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds, and the movement of certain indexes of securities, based on the statistical analysis of historical relationships. Foreign equity securities prices as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities including corporate, convertible, U.S. government agency, municipal bonds and notes, U.S. treasury obligations, sovereign issues, bank loans, bank notes and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads and default rates. Such fixed income securities that use pricing service internal models as described above are categorized as Level
2 of the fair value hierarchy. Such fixed income securities that use broker dealer quotations are categorized as Level 3 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis and marked-to-market daily until settlement at the forward settlement date are categorized as Level 2 of the fair value hierarchy.

Mortgage and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, including estimated cash flows of each tranche, market-based yield spreads for each tranche, and current market data, as well as incorporate deal collateral performance, as available. Mortgage and asset-backed securities that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Investments in privately held investment funds will be valued based upon the NAV of such investments and are categorized as Level
2 of the fair value hierarchy if the privately-held investment funds’ redemption terms require 90 days notice or less. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated
NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.

58 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the NAV of Fund shares is determined may be reflected in the calculation of NAV for each applicable
Fund when the Fund deems that the particular event or circumstance would materially affect such Fund’s NAV. Funds that invest primarily in frequently traded exchange-listed securities will use fair value pricing in limited circumstances since reliable market quotations will often be readily available. Funds that invest in foreign securities use fair value pricing daily as events may occur between the close of foreign markets and the time of pricing. Although there are observable inputs assigned on a security level, prices are derived from factors using proprietary models or matrix pricing. For this reason, fair value factors will cause movement between Levels 1 and 2. Significant events that could trigger fair value pricing of one or more securities include: a company development such as a material business development; a natural disaster or emergency situation; or an armed conflict.

The NAV of a Fund’s portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem Fund shares, since foreign securities can trade on non-business days.

There were no funds in this complex that had transfers between Levels 1, 2, and 3 for the period ended March 31, 2017.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

The significant unobservable input used in fair value measurement of certain of the Funds’ preferred equity securities is the redemption value calculated on a fully-diluted basis if converted to common stock. Significant increases or decreases in the redemption value would have a direct and proportional impact to fair value.

The significant unobservable input used in the fair value measurement of certain Funds’ debt securities is the yield to worst ratio.
Significant increases (decreases) in the yield to worst ratio would result in a lower (higher) fair value measurement.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

Notes to Quarterly Report 59

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund.

Investment Income
Dividend income is recorded net of applicable withholding taxes on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the dividend, subsequent to the ex-dividend date. To the extent the dividend represents a return of capital or capital gain for tax purposes, reclassifications are made which may be based on management's estimates. Interest income is recorded daily on the accrual basis. The Core Bond Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as an adjustment to interest income. All premiums and discounts, including original issue discounts, are amortized/ accreted using the effective interest method. Debt obligation securities may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful.

Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

(a) Fair value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

(b) Purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

Net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities;
sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S.
dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in the exchange rates.

The Funds do not isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes, the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

60 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

Derivatives
Certain Funds may invest in derivatives. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. In addition, the
Non-U.S. and Global Real Estate Securities Funds may enter into foreign exchange contracts for trade settlement purposes. The
Funds may pursue their strategy of being fully invested by exposing cash to the performance of appropriate markets by purchasing securities and/or derivatives. This is intended to cause the Funds to perform as though cash were actually invested in those markets.

Hedging may be used by certain Funds to limit or control risks, such as adverse movements in exchange rates and interest rates.
Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In December 2015, the SEC proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objectives.

Foreign Currency Exchange Contracts
Certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). From time to time, certain Funds may enter into FX contracts to hedge certain foreign currency-denominated assets.
FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the FX contracts, if any, that are disclosed in the Statements of Assets and Liabilities.

For the period ended March 31, 2017, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Return enhancement, hedging and exposing cash to markets
Core Bond Fund	Return enhancement and hedging
Global Real Estate Securities Fund	Exposing cash to markets and trade settlement

As of March 31, 2017, the Funds had no cash collateral balances in connection with forward contracts purchased (sold).

The Funds' period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2017.

Notes to Quarterly Report 61

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

Options
Certain Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended March 31, 2017, the following Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Non-U.S. Fund	Return enhancement and hedging
Core Bond Fund	Return enhancement and hedging

The Funds' period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2017.

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts). The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated
in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation
(depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended March 31, 2017, the following Funds entered into futures contracts primarily for the strategies listed below:

62 Notes to Quarterly Report

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

Funds	Strategies
Multi-Style Equity Fund	Exposing cash to markets
Aggressive Equity Fund	Exposing cash to markets
Non-U.S. Fund	Return enhancement, hedging and exposing cash to market
Core Bond Fund	Return enhancement, hedging and exposing cash to market
Global Real Estate Securities Fund	Exposing cash to markets

As of March 31, 2017, the Funds had cash collateral balances in connection with futures contracts purchased (sold) as follows:

Cash Collateral for Futures
Multi-Style Equity Fund	$1,019,980
Aggressive Equity Fund	$345,000
Non-U.S. Fund	$4,600,000
Core Bond Fund	$4,040,000
Global Real Estate Securities Fund	$1,270,000

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return (equity and/
or index) and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk
(the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a pre-defined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’ investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of March 31, 2017, the Funds have cash collateral balances in connection with swap contracts purchased/sold as follows:

	Cash Collateral for Swaps	Due to Broker
Core Bond Fund	$170,000	$(260,000)

Notes to Quarterly Report 63

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

Credit Default Swaps
The Core Bond Fund may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Fund may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Fund may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Fund may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, the Fund enters into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow the Fund to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

The Fund may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Fund may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. The Core Bond Fund may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and

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may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31,
2017, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Fund does not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. The Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, the Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by the Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of the Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Fund will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Fund will be able to do so, the Fund may be able to reduce or eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Fund may have limited ability to eliminate its exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended March 31, 2017, the Core Bond Fund entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Core Bond Fund	Return enhancement, hedging and exposing cash to markets

The Core Bond Fund's period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2017.

Interest Rate Swaps
The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If RIM or a money manager using this technique is incorrect in its forecast of fair values, interest rates and other applicable factors, the investment performance of a Fund might diminish compared to what it would have been if this investment technique were not used.

Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make.
Interest rate swaps are traded on exchanges and are subject to central clearing. If the clearing house or futures commission merchant defaults, a Funds' risk of loss consists of the net amount of interest payments that a Fund is contractually entitled to receive. The counterparty risk for cleared derivatives is generally lower than for uncleared derivatives. However, clearing may subject a Fund to increased costs or margin requirements.

For the period ended March 31, 2017, the Core Bond Fund entered into interest rate swaps primarily for the strategies listed below:

Funds	Strategies
Core Bond Fund	Return enhancement, hedging and exposing cash to markets

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Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

The Core Bond Fund's period end interest rate swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2017.

Total Return Swaps
Certain Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended March 31, 2017, the Funds entered into total return swaps primarily for the strategies listed below:

Funds	Strategies
Core Bond Fund	Exposing cash to markets

The Core Bond Fund's period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2017.

Currency Swaps
Certain Funds may enter into currency swap agreements to enhance returns or for hedging purposes. Currency swap agreements are agreements where two parties exchange specified amounts of different currencies which are followed by paying the other a series of interest payments that are based on the principal cash flow. At maturity, the principal amounts are exchanged.

For the period ended March 31, 2017, none of the Funds entered into currency swaps.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Repurchase Agreements (“Master Repo Agreements”) govern transactions between a Fund and select counterparties.
The Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral for repurchase and reverse repurchase agreements.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

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Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

Disclosure about Offsetting Assets and Liabilities
Balance sheet disclosure is based on various netting agreements between brokers and counterparties, such as ISDA Master
Agreements, Master Repo Agreements and Master Forward Agreements. Certain funds utilize multiple counterparties. The quantitative disclosure begins with disaggregation of counterparties by legal entity and the roll up of the data to reflect a single counterparty in the table within the Funds’ financial statements. Net exposure represents the net receivable (payable) that would be due from/to the counterparty in the event of default. Exposure from OTC derivatives can only be netted across transactions governed under the same Master Agreement with the same legal entity.

Loan Agreements
The Core Bond Fund may invest in direct debt instruments, which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution
(the “agent”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement.
When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the agent selling the loan agreement and only upon receipt by the agent of payments from the borrower. The
Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the agent that is selling the loan agreement. When the Fund purchases assignments from agents it acquires direct rights against the borrower on the loan. As of March 31, 2017, the Core Bond Fund had no unfunded loan commitments.

Local Access Products
Certain Funds may invest in local access products, also known as certificates of participation, participation notes or participation interest notes. Local access products are issued by banks or broker-dealers and are designed to replicate the performance of foreign companies or foreign securities markets and can be used by the Fund as an alternative means to access the securities market of a frontier emerging market country. The performance results of local access products will not replicate exactly the performance of the foreign companies or foreign securities markets that they seek to replicate due to transaction and other expenses. Investments in local access products involve certain risks in addition to those associated with a direct investment in the underlying foreign companies or foreign securities markets whose return they seek to replicate. There can be no assurance that there will be a trading market or that the trading price of local access products will equal the underlying value of the foreign company or foreign securities market that it seeks to replicate. The Funds rely on the creditworthiness of the counterparty issuing the local access products and have no rights against the issuer of the underlying security. The Funds minimize this risk by entering into agreements only with counterparties that RIM deems creditworthy. Due to liquidity and transfer restrictions, the secondary markets on which the local access products are traded may be less liquid than the markets for other securities, or may be completely illiquid.

Emerging Markets Securities
Certain Funds may invest in emerging markets securities. Investing in emerging markets securities can pose some risks different from, and greater than, risks of investing in U.S. or developed markets securities. These risks include: a risk of loss due to exposure to economic structures that are generally less diverse and mature, and to political systems which may have less stability, than those of more developed countries; smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible difficulties in the repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Funds. Emerging market securities may be subject to currency transfer restrictions and may experience delays and disruptions in settlement procedures. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Emerging Markets Debt
The Core Bond Fund may invest in emerging markets debt. The Fund's emerging markets debt securities may include obligations of governments and corporations. As with any fixed income securities, emerging markets debt securities are subject to the risk of being downgraded in credit rating due to the risk of default. In the event of a default on any investments in foreign debt obligations,

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it may be more difficult for the Fund to obtain or to enforce a judgment against the issuers of such securities. With respect to debt issued by emerging market governments, such issuers may be unwilling to pay interest and repay principal when due, either due to an inability to pay or submission to political pressure not to pay, and as a result may default, declare temporary suspensions of interest payments or require that the conditions for payment be renegotiated.

Repurchase Agreements
The Core Bond Fund may enter into repurchase agreements. A repurchase agreement is an agreement under which a Fund acquires a fixed income security from a commercial bank, broker or dealer and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally within a few days or weeks). The resale price reflects an agreed upon interest rate effective for the period the security is held by a Fund and is unrelated to the interest rate on the security. The securities acquired by a Fund constitute collateral for the repurchase obligation. In these transactions, the securities acquired by a Fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and must be held by the custodian bank until repurchased. A Fund will not invest more than 15% of its net assets (taken at current fair value) in repurchase agreements maturing in more than seven days.

Mortgage-Related and Other Asset-Backed Securities
The Core Bond Fund may invest in mortgage or other asset-backed securities (“ABS”). These securities may include mortgage instruments issued by U.S. government agencies (“agency mortgages”) or those issued by private entities (“non-agency mortgages”).
Specific types of instruments may include reverse mortgages, mortgage pass-through securities, collateralized mortgage obligations
(“CMO”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in, or are secured by a payable from, mortgage loans on real property. The value of a Fund’s mortgage-backed securities (“MBS”) may be affected by, among other things, changes or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the mortgage, or the quality of the underlying assets. The mortgages underlying the securities may default or decline in quality or value. Through its investments in MBS, a Fund has exposure to subprime loans, Alt-A loans and non-conforming loans as well as to the mortgage and credit markets generally. Underlying collateral related to subprime, Alt-A and non-conforming mortgage loans has become increasingly susceptible to defaults and declines in quality or value, especially in a declining residential real estate market. In addition, regulatory or tax changes may adversely affect the mortgage securities markets as a whole.

Mortgage-Backed Securities
MBS often have stated maturities of up to thirty years when they are issued, depending upon the length of the mortgages underlying the securities. In practice, however, unscheduled or early payments of principal and interest on the underlying mortgages may make the securities’ effective maturity shorter than this, and the prevailing interest rates may be higher or lower than the current yield of a Fund’s portfolio at the time resulting in reinvestment risk.

Rising or high interest rates may result in slower than expected principal payments which may tend to extend the duration of MBS, making them more volatile and more sensitive to changes in interest rates. This is known as extension risk.

MBS may have less potential for capital appreciation than comparable fixed income securities due to the likelihood of increased prepayments of mortgages resulting from foreclosures or declining interest rates. These foreclosed or refinanced mortgages are paid off at face value (par) or less, causing a loss, particularly for any investor who may have purchased the security at a premium or a price above par. In such an environment, this risk limits the potential price appreciation of these securities.

Agency Mortgage-Backed Securities
Certain MBS may be issued or guaranteed by the U.S. government or a government sponsored entity, such as Fannie Mae (the Federal
National Mortgage Association) or Freddie Mac (the Federal Home Loan Mortgage Corporation). Although these instruments may be guaranteed by the U.S. government or a government sponsored entity, many such MBS are not backed by the full faith and credit of the United States and are still exposed to the risk of non-payment.

Privately Issued Mortgage-Backed Securities
MBS held by a Fund may be issued by private issuers including commercial banks, savings associations, mortgage companies, investment banking firms, finance companies and special purpose finance entities (called special purpose vehicles or SPVs) and other entities that acquire and package mortgage loans for resale as MBS. These privately issued non-agency MBS may offer higher

68 Notes to Quarterly Report

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Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

yields than those issued by government agencies, but also may be subject to greater price changes than governmental issues.
Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. Alt-A loans refer to loans extended to borrowers who have incomplete documentation of income, assets, or other variables that are important to the credit underwriting processes. Non-conforming mortgages are loans that do not meet the standards that allow purchase by government-sponsored enterprises. MBS with exposure to subprime loans, Alt-A loans or nonconforming loans have had in many cases higher default rates than those loans that meet government underwriting requirements. The risk of non-payment is greater for MBS that are backed by mortgage pools that contain subprime, Alt-A and non-conforming loans, but a level of risk exists for all loans.

Unlike agency MBS issued or guaranteed by the U.S. government or a government-sponsored entity (e.g., Fannie Mae and Freddie
Mac), MBS issued by private issuers do not have a government or government-sponsored entity guarantee, but may have credit enhancements provided by external entities such as banks or financial institutions or achieved through the structuring of the transaction itself. Examples of such credit support arising out of the structure of the transaction include the issue of senior and subordinated securities (e.g., the issuance of securities by an SPV in multiple classes or tranches, with one or more classes being senior to other subordinated classes as to the payment of principal and interest, with the result that defaults on the underlying mortgage loans are borne first by the holders of the subordinated class); creation of reserve funds (in which case cash or investments, sometimes funded from a portion of the payments on the underlying mortgage loans, are held in reserve against future losses); and
overcollateralization (in which case the scheduled payments on, or the principal amount of, the underlying mortgage loans exceeds that required to make payment on the securities and pay any servicing or other fees). However, there can be no guarantee that credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. In addition, MBS that are issued by private issuers are not subject to the underwriting requirements for the underlying mortgages that are applicable to those MBS that have a government or government-sponsored entity guarantee. As a result, the mortgage loans underlying private
MBS may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics than government or government-sponsored MBS and have wider variances in a number of terms including interest rate, term, size, purpose and borrower characteristics. Privately issued pools more frequently include second mortgages, high loan-to-value mortgages and manufactured housing loans. The coupon rates and maturities of the underlying mortgage loans in a private-label MBS pool may vary to a greater extent than those included in a government guaranteed pool, and the pool may include subprime mortgage loans.

Privately issued MBS are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, MBS held in a Fund's portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loans.

Asset-Backed Securities
ABS may include MBS, loans, receivables or other assets. The value of the Funds’ ABS may be affected by, among other things, actual or perceived changes in interest rates, factors concerning the interests in and structure of the issuer or the originator of the receivables, the market’s assessment of the quality of underlying assets or actual or perceived changes in the credit worthiness of the individual borrowers, the originator, the servicing agent or the financial institution providing the credit support.

Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
Rising or high interest rates tend to extend the duration of ABS, making them more volatile and more sensitive to changes in interest rates. The underlying assets are sometimes subject to prepayments which can shorten the security’s weighted average life and may lower its return. Defaults on loans underlying ABS have become an increasing risk for ABS that are secured by home equity loans related to sub-prime, Alt-A or non-conforming mortgage loans, especially in a declining residential real estate market.

ABS (other than MBS) present certain risks that are not presented by MBS. Primarily, these securities may not have the benefit of any security interest in the related assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. There is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. ABS are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection, and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses results from payment of the insurance obligations on at least a portion of the assets in the pool. This protection may be provided through guarantees, policies or letters of credit obtained by the issuer or sponsor from
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third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets.

Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. The availability of ABS may be affected by legislative or regulatory developments. It is possible that such developments may require the Funds to dispose of any then-existing holdings of such securities.

Forward Commitments
The Core Bond Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Fund may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and may realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be earmarked on the
Fund's records at the trade date and until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

The Core Bond Fund may invest in to-be-announced ("TBA") mortgage-backed securities. A TBA security is a forward mortgage-
backed securities trade in which a seller agrees to issue a TBA mortgage-backed security at a future date. The securities are purchased and sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. These securities are within the parameters of industry “good delivery” standards.

As of March 31, 2017, the Core Bond Fund had no cash collateral balances in connection with TBAs.

Inflation-Indexed Bonds
The Core Bond Fund may invest in inflation-indexed securities, which are typically bonds or notes designed to provide a return higher than the rate of inflation (based on a designated index) if held to maturity. A common type of inflation-indexed security is a
U.S. Treasury Inflation-Protected Security (“TIPS”). The principal of a TIPS increases with inflation and decreases with deflation, as measured by the Consumer Price Index. When a TIPS matures, the adjusted principal or original principal is paid, whichever is greater. TIPS pay interest twice a year, at a fixed rate. The rate is applied to the adjusted principal; so, like the principal, interest payments rise with inflation and fall with deflation.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the financial statements (the “Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds'
exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the
Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund to underperform other types of investments.

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Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

3. Investment Transactions

Securities Lending
The Investment Company has a securities lending program whereby each Fund can loan securities with a value up to 33 1/3% of each Fund’s total assets. The maturity associated with these securities is considered continuous. The Fund receives cash (U.S.
currency), U.S. Government or U.S. Government Agency obligations as collateral against the loaned securities. The cash collateral cannot be resold, repledged or rehypothecated. As of March 31, 2017, to the extent that a loan was collateralized by cash, such collateral was invested by the securities lending agent, Brown Brothers Harriman & Co. (“BBH”), in the U.S. Cash Collateral Fund,
an unregistered fund advised by RIM. The collateral received is recorded on a lending Fund’s Statement of Assets and Liabilities along with the related obligation to return the collateral.

Affiliated income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers, is divided between the Fund and BBH and is reported as securities lending income on the Fund's Statement of Operations. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders’ fees, which are divided between the
Fund and BBH and are recorded as securities lending income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for loans of non-U.S. securities) of the fair value of the loaned securities at the inception of each loan. The fair value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next day. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral.
4. Related Party Transactions, Fees and Expenses

Adviser, Administrator, Transfer and Dividend Disbursing Agent
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. From its advisory fees received from the Funds, RIM, as agent for RIF, pays all fees to the money managers for their investment advisory services. Each money manager has agreed that it will look only to RIM for the payment of the money manager’s fee, after RIF has paid RIM. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations.

RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of March 31, 2017, the Funds had invested
$151,776,211 in the U.S. Cash Management Fund. In addition, all or a portion of the collateral received from the Investment
Company’s securities lending program in the amount of $23,997,662 is invested in the U.S. Cash Collateral Fund, an unregistered fund advised by RIM.
5. Federal Income Taxes
At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Multi-Style		Aggressive
	Equity Fund		Equity Fund	Non-U.S. Fund
Cost of Investments	$395,974,110		$214,151,160	$350,194,550
Unrealized Appreciation	$77,420,780		$38,083,582	$31,462,904
Unrealized Depreciation		(5,261,563)	(6,217,434)	(12,344,294)
Net Unrealized Appreciation (Depreciation)	$72,159,217		$31,866,148	$19,118,610

			Global Real
		Estate Securities
	Core Bond Fund		Fund
Cost of Investments	$906,290,221		$772,151,824
Unrealized Appreciation	$10,523,901		$60,039,987
Unrealized Depreciation		(14,784,016)	(11,720,558)
Net Unrealized Appreciation (Depreciation)	$(4,260,115	) $	48,319,429

Notes to Quarterly Report 71

Russell Investment Funds

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

6. Restricted Securities
Restricted securities are subject to contractual limitations on resale, are often issued in private placement transactions, and are not registered under the Act. The most common types of restricted securities are those sold under Rule 144A of the Act and commercial paper sold under Section 4(2) of the Act.

A Fund may invest a portion of its net assets not to exceed 15% in securities that are illiquid. This limitation is applied at the time of purchase. Illiquid securities are securities that may not be readily marketable, and that cannot be sold within seven days in the ordinary course of business at the approximate amount at which the Fund has valued the securities. Restricted securities are generally considered to be illiquid.

See each Fund’s Schedule of Investments for a list of restricted securities held by a Fund that are illiquid.
7. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:

On April 3, 2017, the Board declared dividends payable from net investment income. Dividends will be payable on April 5, 2017, to shareholders of record on April 4, 2017.

Effective May 1, 2017, the names of the following Funds changed:

Multi-Style Equity Fund changed to U.S. Strategic Equity Fund.

Aggressive Equity Fund changed to U.S. Small Cap Equity Fund.

Non-U.S. Fund changed to International Developed Markets Fund.

Core Bond Fund changed to Strategic Bond Fund.

72 Notes to Quarterly Report

Russell Investment Funds

Shareholder Requests for Additional Information — March 31, 2017 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s Office of
Investor Education and Advocacy (formerly, the Public Reference Room).

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”). The
Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2016 are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your insurance company.

Some insurance companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your insurance company for further details.

Shareholder Requests for Additional Information 73

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

2017 QUARTERLY REPORT

Russell Investment Funds

LifePoints® Funds Variable Target Portfolio Series

March 31, 2017

FUND

Moderate Strategy Fund
Balanced Strategy Fund
Growth Strategy Fund
Equity Growth Strategy Fund

Russell Investment
Funds

Russell Investment Funds is
a series investment company
with nine different investment
portfolios referred to as Funds.
This Quarterly Report reports on
four of these Funds.

Russell Investment Funds

LifePoints® Funds
Variable Target Portfolio Series

Quarterly Report

March 31, 2017 (Unaudited)

Table of Contents

Russell Investment Funds - LifePoints® Funds Variable Target Portfolio Series

Copyright © Russell Investments 2017. All rights reserved.

Russell Investments’ ownership is composed of a majority stake held by funds managed by TA Associates with minority stakes held by funds managed by Reverence Capital Partners and Russell Investments’ management.

Frank Russell Company is the owner of the Russell trademarks contained in this material and all trademark rights related to the Russell trademarks, which the members of the Russell Investments group of companies are permitted to use under license from Frank Russell Company. The members of the Russell Investments group of companies are not affiliated in any manner with Frank Russell Company or any entity operating under the “FTSE RUSSELL”
brand.

Fund objectives, risks, charges and expenses should be carefully considered before in-
vesting. A prospectus containing this and other important information must precede or accompany this material. Please read the prospectus carefully before investing.

Securities distributed through Russell Investments Financial Services, LLC., member FINRA, part of
Russell Investments.

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Mutual Funds - 98.3%
Alternative - 7.6%
RIC Commodity Strategies Fund Class Y		583,578		3,244
RIC Global Infrastructure Fund Class Y		275,383		3,214
RIF Global Real Estate Securities Fund		127,897		1,828
				8,286

Domestic Equities - 5.9%
RIC U.S. Defensive Equity Fund Class Y		1,267		64
RIC U.S. Dynamic Equity Fund Class Y		22,550		246
RIF Aggressive Equity Fund		284,927		4,413
RIF Multi-Style Equity Fund		99,655		1,738
				6,461

Fixed Income - 55.7%
RIC Global Opportunistic Credit Fund Class Y		1,855,679		17,963
RIC Investment Grade Bond Fund Class Y		630,699		13,276
RIC Unconstrained Total Return Fund Class Y		549,424		5,445
RIF Core Bond Fund		2,345,297		23,993
				60,677

International Equities - 19.1%
RIC Emerging Markets Fund Class Y		388,762		6,959
RIC Global Equity Fund Class Y		699,093		7,403
RIF Non-U.S. Fund		541,644		6,462
				20,824

Multi-Asset - 10.0%
RIC Multi-Strategy Income Fund Class Y		1,083,932		10,861

Total Investments in Affiliated Mutual Funds
(cost $101,471)				107,109

Options Purchased - 0.1%
(Number of Contracts)
EURO STOXX 50 Index
May 2017 3,303.33 Call (456)	EUR	1,607	(ÿ)	92
S&P 500 Index
Jun 2017 2,395.40 Call (1,476)	USD	3,536	(ÿ)	42
Total Options Purchased
(cost $106)				134

Short-Term Investments - 0.3%
U.S. Cash Management Fund		325,307	(8)	325
Total Short-Term Investments
(cost $325)				325

Total Investments 98.7%
(identified cost $101,902)				107,568

Other Assets and Liabilities, Net - 1.3%				1,451
Net Assets - 100.0%				109,019

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 3

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	4	EUR	412	04/17	6
CAC40 Euro Index Futures	25	EUR	1,279	04/17	43
DAX Index Futures	4	EUR	1,233	06/17	33
FTSE/MIB Index Futures	2	EUR	201	06/17	10
IBEX 35 Index Futures	4	EUR	417	04/17	23
OMXS 30 Index Futures	18	SEK	2,848	04/17	6
S&P 500 E-Mini Index Futures	19	USD	2,241	06/17	(12)
Short Positions
Dow Jones U.S. Real Estate Index Futures	43	USD	1,336	06/17	(53)
EURO STOXX 50 Index Futures	23	EUR	788	06/17	(23)
FTSE 100 Index Futures	6	GBP	437	06/17	1
MSCI Emerging Markets Mini Index Futures	19	USD	913	06/17	(33)
Russell 1000 Mini Index Futures	4	USD	262	06/17	—
S&P 500 E-Mini Index Futures	32	USD	3,775	06/17	4
S&P Mid 400 E-Mini Index Futures	2	USD	344	06/17	(3)
S&P/TSX 60 Index Futures	8	CAD	1,459	06/17	—
SPI 200 Index Futures	9	AUD	1,316	06/17	(18)
TOPIX Index Futures	9	JPY	136,125	06/17	23
United States 2 Year Treasury Note Futures	7	USD	1,515	06/17	(1)
United States 5 Year Treasury Note Futures	21	USD	2,472	06/17	(3)
United States 10 Year Treasury Note Futures	13	USD	1,619	06/17	(1)
United States Long Bond Futures	1	USD	151	06/17	(1)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					1

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
EURO STOXX 50 Index	Put	456	2,939.96	EUR	1,430	05/19/17	(3)
S&P 500 Index	Put	1,476	2,134.52	USD	3,151	06/16/17	(12)
Total Liability for Options Written (premiums received $38)							(15)

Transactions in options written contracts for the period ended March 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2016	45,083	$72
Opened	1,932	38
Closed	(45,083)	(72)
Expired	—	—
Outstanding March 31, 2017	1,932	$38

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	295	INR	20,020	06/21/17	12
Bank of America	USD	212	RUB	12,590	06/21/17	8
Bank of America	CNY	2,030	USD	291	06/21/17	(2)
Bank of America	KRW	349,910	USD	306	06/21/17	(7)
Bank of America	TWD	9,520	USD	311	06/21/17	(4)
Bank of Montreal	USD	132	CAD	177	06/21/17	1
Bank of Montreal	USD	212	EUR	200	06/21/17	3
Bank of Montreal	USD	29	GBP	23	06/21/17	1
Bank of Montreal	USD	56	JPY	6,343	06/21/17	1

See accompanying notes which are an integral part of this quarterly report.

4 Moderate Strategy Fund

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	94	MXN	1,900	06/21/17	5
Bank of Montreal	USD	144	ZAR	1,910	06/21/17	(3)
Bank of Montreal	AUD	393	USD	301	06/21/17	—
Commonwealth Bank of Australia	USD	132	CAD	177	06/21/17	—
Commonwealth Bank of Australia	USD	212	EUR	200	06/21/17	2
Commonwealth Bank of Australia	USD	29	GBP	23	06/21/17	1
Commonwealth Bank of Australia	USD	56	JPY	6,343	06/21/17	1
Commonwealth Bank of Australia	USD	94	MXN	1,900	06/21/17	7
Commonwealth Bank of Australia	USD	143	ZAR	1,910	06/21/17	(3)
Commonwealth Bank of Australia	AUD	393	USD	300	06/21/17	—
Royal Bank of Canada	USD	132	CAD	177	06/21/17	1
Royal Bank of Canada	USD	211	EUR	200	06/21/17	3
Royal Bank of Canada	USD	29	GBP	23	06/21/17	1
Royal Bank of Canada	USD	56	JPY	6,343	06/21/17	1
Royal Bank of Canada	USD	94	MXN	1,900	06/21/17	6
Royal Bank of Canada	USD	143	ZAR	1,910	06/21/17	(3)
Royal Bank of Canada	AUD	393	USD	298	06/21/17	(2)
State Street	USD	219	AUD	287	04/07/17	—
State Street	USD	294	CAD	392	04/07/17	1
State Street	USD	257	CHF	257	04/07/17	—
State Street	USD	966	EUR	904	04/07/17	(2)
State Street	USD	519	GBP	415	04/07/17	1
State Street	USD	104	HKD	805	04/07/17	—
State Street	USD	6	JPY	692	04/07/17	—
State Street	USD	648	JPY	72,453	04/07/17	3
State Street	USD	108	SEK	960	04/07/17	—
State Street	USD	37	SGD	52	04/07/17	—
State Street	AUD	2	USD	2	04/07/17	—
State Street	AUD	285	USD	219	04/07/17	1
State Street	AUD	287	USD	219	05/15/17	—
State Street	CAD	13	USD	10	04/07/17	—
State Street	CAD	379	USD	287	04/07/17	2
State Street	CAD	392	USD	294	05/15/17	(1)
State Street	CHF	6	USD	6	04/07/17	—
State Street	CHF	251	USD	250	04/07/17	—
State Street	CHF	257	USD	257	05/15/17	—
State Street	EUR	18	USD	19	04/07/17	—
State Street	EUR	886	USD	941	04/07/17	(4)
State Street	EUR	904	USD	968	05/15/17	2
State Street	GBP	10	USD	12	04/07/17	—
State Street	GBP	405	USD	504	04/07/17	(4)
State Street	GBP	415	USD	519	05/15/17	(1)
State Street	HKD	17	USD	2	04/07/17	—
State Street	HKD	788	USD	102	04/07/17	—
State Street	HKD	805	USD	104	05/15/17	—
State Street	JPY	73,145	USD	653	04/07/17	(4)
State Street	JPY	72,453	USD	649	05/15/17	(3)
State Street	SEK	20	USD	2	04/07/17	—
State Street	SEK	940	USD	104	04/07/17	(1)
State Street	SEK	960	USD	108	05/15/17	—
State Street	SGD	1	USD	1	04/07/17	—
State Street	SGD	51	USD	36	04/07/17	—
State Street	SGD	52	USD	37	05/15/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						20

See accompanying notes which are an integral part of this quarterly report.

Moderate Strategy Fund 5

Russell Investment Funds
Moderate Strategy Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$

CDX Emerging Markets Index	Bank of America	USD	3,700	(1.000%)	06/20/22	194
CDX NA High Yield Index	Bank of America	USD	2,800	5.000%	06/20/22	196
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $376						390

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Mutual Funds	$107,109	$—	$—	$—	$107,109
Options Purchased	—	134	—	—	134
Short-Term Investments	—	—	—	325	325
Total Investments	107,109	134	—	325	107,568

Other Financial Instruments
Assets
Futures Contracts	149	—	—	—	149
Foreign Currency Exchange Contracts	5	59	—	—	64
Credit Default Swap Contracts	—	390	—	—	390
Liabilities
Futures Contracts	(148)	—	—	—	(148)
Options Written	—	(15)	—	—	(15)
Foreign Currency Exchange Contracts	(3)	(41)	—	—	(44)
Total Other Financial Instruments*	$3	$393	$—	$—	$396

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

6 Moderate Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Mutual Funds - 97.9%
Alternative - 8.1%
RIC Commodity Strategies Fund Class Y		1,650,720		9,178
RIC Global Infrastructure Fund Class Y		736,384		8,594
RIF Global Real Estate Securities Fund		378,441		5,408
				23,180

Domestic Equities - 21.9%
RIC U.S. Defensive Equity Fund Class Y		108,743		5,476
RIC U.S. Dynamic Equity Fund Class Y		1,022,728		11,148
RIF Aggressive Equity Fund		1,148,967		17,797
RIF Multi-Style Equity Fund		1,628,947		28,409
				62,830

Fixed Income - 36.2%
RIC Global Opportunistic Credit Fund Class Y		2,977,564		28,823
RIC Unconstrained Total Return Fund Class Y		2,028,580		20,103
RIF Core Bond Fund		5,390,016		55,139
				104,065

International Equities - 27.6%
RIC Emerging Markets Fund Class Y		1,106,580		19,808
RIC Global Equity Fund Class Y		2,884,662		30,548
RIF Non-U.S. Fund		2,431,614		29,009
				79,365

Multi-Asset - 4.1%
RIC Multi-Strategy Income Fund Class Y		1,161,333		11,637

Total Investments in Affiliated Mutual Funds
(cost $249,284)				281,077

Options Purchased - 0.2%
(Number of Contracts)
EURO STOXX 50 Index
May 2017 3,303.33 Call (2,336)	EUR	8,232	(ÿ)	475
S&P 500 Index
Jun 2017 2,395.40 Call (7,590)	USD	18,181	(ÿ)	214
Total Options Purchased
(cost $547)				689

Short-Term Investments - 0.5%
U.S. Cash Management Fund		1,533,374	(8)	1,534
Total Short-Term Investments
(cost $1,534)				1,534

Total Investments 98.6%
(identified cost $251,365)				283,300

Other Assets and Liabilities, Net - 1.4%				3,920
Net Assets - 100.0%				287,220

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 7

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	14	EUR	1,443	04/17	22
CAC40 Euro Index Futures	85	EUR	4,348	04/17	145
DAX Index Futures	13	EUR	4,007	06/17	108
FTSE/MIB Index Futures	9	EUR	902	06/17	46
IBEX 35 Index Futures	14	EUR	1,458	04/17	79
OMXS30 Index Futures	59	SEK	9,334	04/17	19
S&P 500 E-Mini Index Futures	2	USD	236	06/17	(1)
Short Positions
Dow Jones U.S. Real Estate Index Futures	51	USD	1,584	06/17	(64)
EURO STOXX 50 Index Futures	155	EUR	5,310	06/17	(159)
FTSE 100 Index Futures	27	GBP	1,964	06/17	4
Hang Seng Index Futures	1	HKD	1,207	04/17	1
MSCI Emerging Markets Mini Index Futures	20	USD	961	06/17	(35)
MSCI Singapore Index Futures	1	SGD	35	04/17	—
Russell 1000 Mini Index Futures	6	USD	392	06/17	—
S&P 500 E-Mini Index Futures	190	USD	22,413	06/17	25
S&P Mid 400 E-Mini Index Futures	3	USD	515	06/17	(5)
S&P/TSX 60 Index Futures	27	CAD	4,925	06/17	—
SPI 200 Index Futures	12	AUD	1,754	06/17	(23)
TOPIX Index Futures	30	JPY	453,751	06/17	76
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					238

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
EURO STOXX 50 Index	Put	2,336	2,939.96	EUR	7,327	05/19/17	(14)
S&P 500 Index	Put	7,590	2,134.52	USD	16,201	06/16/17	(63)
Total Liability for Options Written (premiums received $193)							(77)

Transactions in options written contracts for the period ended March 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2016	229,657	$367
Opened	9,926	193
Closed	(229,657)	(367)
Expired	—	—
Outstanding March 31, 2017	9,926	$193

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	295	INR	20,020	06/21/17	12
Bank of America	USD	740	RUB	44,070	06/21/17	27
Bank of America	CNY	9,470	USD	1,358	06/21/17	(8)
Bank of America	JPY	23,160	USD	208	06/21/17	—
Bank of America	KRW	349,890	USD	306	06/21/17	(7)
Bank of America	TWD	28,550	USD	932	06/21/17	(11)
Bank of Montreal	USD	505	AUD	661	04/07/17	—
Bank of Montreal	USD	676	CAD	903	04/07/17	2
Bank of Montreal	USD	315	CAD	420	06/21/17	1
Bank of Montreal	USD	592	CHF	592	04/07/17	(1)
Bank of Montreal	USD	271	CHF	273	06/21/17	2

See accompanying notes which are an integral part of this quarterly report.

8 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	2,225	EUR	2,081	04/07/17	(5)
Bank of Montreal	USD	1,195	GBP	956	04/07/17	3
Bank of Montreal	USD	239	HKD	1,854	04/07/17	—
Bank of Montreal	USD	1,492	JPY	166,810	04/07/17	7
Bank of Montreal	USD	464	JPY	52,645	06/21/17	11
Bank of Montreal	USD	177	MXN	3,565	06/21/17	12
Bank of Montreal	USD	248	SEK	2,211	04/07/17	(1)
Bank of Montreal	USD	28	SEK	253	06/21/17	—
Bank of Montreal	USD	86	SGD	120	04/07/17	—
Bank of Montreal	USD	269	ZAR	3,580	06/21/17	(6)
Bank of Montreal	AUD	661	USD	505	05/15/17	—
Bank of Montreal	AUD	1,038	USD	793	06/21/17	1
Bank of Montreal	CAD	903	USD	677	05/15/17	(2)
Bank of Montreal	CHF	592	USD	593	05/15/17	1
Bank of Montreal	EUR	2,081	USD	2,229	05/15/17	5
Bank of Montreal	EUR	108	USD	114	06/21/17	(1)
Bank of Montreal	GBP	956	USD	1,196	05/15/17	(3)
Bank of Montreal	GBP	195	USD	240	06/21/17	(5)
Bank of Montreal	HKD	1,854	USD	239	05/15/17	—
Bank of Montreal	HKD	290	USD	37	06/21/17	—
Bank of Montreal	JPY	166,810	USD	1,494	05/15/17	(7)
Bank of Montreal	SEK	2,211	USD	248	05/15/17	1
Bank of Montreal	SGD	120	USD	86	05/15/17	—
Citibank	USD	505	AUD	661	04/07/17	(1)
Citibank	USD	676	CAD	903	04/07/17	2
Citibank	USD	592	CHF	592	04/07/17	(1)
Citibank	USD	2,224	EUR	2,081	04/07/17	(3)
Citibank	USD	1,193	GBP	956	04/07/17	5
Citibank	USD	239	HKD	1,854	04/07/17	—
Citibank	USD	1,493	JPY	166,810	04/07/17	6
Citibank	USD	248	SEK	2,211	04/07/17	(1)
Citibank	USD	86	SGD	120	04/07/17	—
Citibank	AUD	661	USD	505	05/15/17	1
Citibank	CAD	903	USD	677	05/15/17	(2)
Citibank	CHF	592	USD	593	05/15/17	1
Citibank	EUR	2,081	USD	2,227	05/15/17	3
Citibank	GBP	956	USD	1,194	05/15/17	(5)
Citibank	HKD	1,854	USD	239	05/15/17	—
Citibank	JPY	166,810	USD	1,495	05/15/17	(6)
Citibank	SEK	2,211	USD	248	05/15/17	1
Citibank	SGD	120	USD	86	05/15/17	—
Commonwealth Bank of Australia	USD	315	CAD	420	06/21/17	1
Commonwealth Bank of Australia	USD	271	CHF	273	06/21/17	2
Commonwealth Bank of Australia	USD	464	JPY	52,645	06/21/17	10
Commonwealth Bank of Australia	USD	176	MXN	3,565	06/21/17	13
Commonwealth Bank of Australia	USD	28	SEK	253	06/21/17	—
Commonwealth Bank of Australia	USD	269	ZAR	3,580	06/21/17	(5)
Commonwealth Bank of Australia	AUD	656	USD	503	04/07/17	2
Commonwealth Bank of Australia	AUD	1,038	USD	792	06/21/17	—
Commonwealth Bank of Australia	CAD	873	USD	661	04/07/17	5
Commonwealth Bank of Australia	CHF	579	USD	577	04/07/17	(1)
Commonwealth Bank of Australia	EUR	2,040	USD	2,164	04/07/17	(12)
Commonwealth Bank of Australia	EUR	108	USD	114	06/21/17	(1)
Commonwealth Bank of Australia	GBP	934	USD	1,160	04/07/17	(10)
Commonwealth Bank of Australia	GBP	195	USD	240	06/21/17	(5)
Commonwealth Bank of Australia	HKD	1,815	USD	234	04/07/17	—
Commonwealth Bank of Australia	HKD	290	USD	37	06/21/17	—
Commonwealth Bank of Australia	JPY	168,396	USD	1,504	04/07/17	(9)
Commonwealth Bank of Australia	SEK	2,165	USD	240	04/07/17	(2)
Commonwealth Bank of Australia	SGD	119	USD	85	04/07/17	—
National Australia Bank	AUD	656	USD	503	04/07/17	2
National Australia Bank	CAD	873	USD	660	04/07/17	4
National Australia Bank	CHF	579	USD	578	04/07/17	(1)

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 9

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
National Australia Bank	EUR	2,040	USD	2,165	04/07/17	(12)
National Australia Bank	GBP	934	USD	1,161	04/07/17	(9)
National Australia Bank	HKD	1,815	USD	234	04/07/17	—
National Australia Bank	JPY	168,396	USD	1,505	04/07/17	(8)
National Australia Bank	SEK	2,165	USD	240	04/07/17	(1)
National Australia Bank	SGD	119	USD	85	04/07/17	—
Royal Bank of Canada	USD	314	CAD	420	06/21/17	2
Royal Bank of Canada	USD	271	CHF	273	06/21/17	3
Royal Bank of Canada	USD	463	JPY	52,645	06/21/17	11
Royal Bank of Canada	USD	177	MXN	3,565	06/21/17	12
Royal Bank of Canada	USD	28	SEK	253	06/21/17	—
Royal Bank of Canada	USD	269	ZAR	3,580	06/21/17	(5)
Royal Bank of Canada	AUD	1,038	USD	786	06/21/17	(5)
Royal Bank of Canada	EUR	108	USD	114	06/21/17	(2)
Royal Bank of Canada	GBP	195	USD	240	06/21/17	(5)
Royal Bank of Canada	HKD	290	USD	37	06/21/17	—
Standard Chartered	USD	315	CAD	420	06/21/17	1
Standard Chartered	USD	271	CHF	273	06/21/17	2
Standard Chartered	USD	464	JPY	52,645	06/21/17	11
Standard Chartered	USD	176	MXN	3,565	06/21/17	11
Standard Chartered	USD	28	SEK	253	06/21/17	—
Standard Chartered	USD	269	ZAR	3,580	06/21/17	(5)
Standard Chartered	AUD	1,038	USD	793	06/21/17	1
Standard Chartered	EUR	108	USD	114	06/21/17	(1)
Standard Chartered	GBP	195	USD	240	06/21/17	(5)
Standard Chartered	HKD	290	USD	37	06/21/17	—
State Street	USD	28	JPY	3,173	04/07/17	1
State Street	AUD	10	USD	8	04/07/17	—
State Street	CAD	60	USD	45	04/07/17	—
State Street	CHF	26	USD	26	04/07/17	—
State Street	EUR	82	USD	87	04/07/17	(1)
State Street	GBP	45	USD	55	04/07/17	(1)
State Street	HKD	79	USD	10	04/07/17	—
State Street	SEK	93	USD	10	04/07/17	—
State Street	SGD	3	USD	2	04/07/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						16

Credit Default Swap Contracts

Amounts in thousands

Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX Emerging Markets Index	Bank of America	USD	6,500	(1.000%)	06/20/22	340
CDX NA High Yield Index	Bank of America	USD	7,600	5.000%	06/20/22	533
CDX NA High Yield Index	Morgan Stanley	USD	—	5.000%	12/20/21	—
CDX NA Investment Grade Index	Bank of America	USD	8,600	1.000%	06/20/22	140
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $964						1,013

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Mutual Funds	$281,077	$—	$—	$—	$281,077

See accompanying notes which are an integral part of this quarterly report.

10 Balanced Strategy Fund

Russell Investment Funds
Balanced Strategy Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Options Purchased	—	689	—	—	689
Short-Term Investments	—	—	—	1,534	1,534
Total Investments	281,077	689	—	1,534	283,300

Other Financial Instruments
Assets
Futures Contracts	525	—	—	—	525
Foreign Currency Exchange Contracts	—	198	—	—	198
Credit Default Swap Contracts	—	1,013	—	—	1,013
Liabilities
Futures Contracts	(287)	—	—	—	(287)
Options Written	—	(77)	—	—	(77)
Foreign Currency Exchange Contracts	—	(182)	—	—	(182)
Total Other Financial Instruments*	$238	$952	$—	$—	$1,190

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

Balanced Strategy Fund 11

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Mutual Funds - 97.9%
Alternative - 8.6%
RIC Commodity Strategies Fund Class Y		1,098,985		6,111
RIC Global Infrastructure Fund Class Y		510,986		5,963
RIF Global Real Estate Securities Fund		394,834		5,642
				17,716

Domestic Equities - 33.9%
RIC U.S. Defensive Equity Fund Class Y		199,952		10,070
RIC U.S. Dynamic Equity Fund Class Y		960,815		10,473
RIF Aggressive Equity Fund		1,275,563		19,758
RIF Multi-Style Equity Fund		1,724,964		30,083
				70,384

Fixed Income - 21.3%
RIC Global Opportunistic Credit Fund Class Y		1,678,669		16,250
RIC Unconstrained Total Return Fund Class Y		1,759,670		17,438
RIF Core Bond Fund		1,020,530		10,440
				44,128

International Equities - 34.1%
RIC Emerging Markets Fund Class Y		999,247		17,887
RIC Global Equity Fund Class Y		2,430,139		25,735
RIF Non-U.S. Fund		2,270,444		27,086
				70,708

Total Investments in Affiliated Mutual Funds
(cost $176,306)				202,936

Options Purchased - 0.1%
(Number of Contracts)
EURO STOXX 50 Index
May 2017 3,303.33 Call (627)	EUR	2,210	(ÿ)	128
S&P 500 Index
Jun 2017 2,395.40 Call (2,108)	USD	5,050	(ÿ)	59
Total Options Purchased
(cost $150)				187

Short-Term Investments - 0.5%
U.S. Cash Management Fund		1,081,698	(8)	1,082
Total Short-Term Investments
(cost $1,082)				1,082

Total Investments 98.5%
(identified cost $177,538)				204,205

Other Assets and Liabilities, Net - 1.5%				3,152
Net Assets - 100.0%				207,357

See accompanying notes which are an integral part of this quarterly report.

12 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	15	EUR	1,546	04/17	23
CAC 40 Euro Index Futures	80	EUR	4,092	04/17	137
DAX Index Futures	12	EUR	3,699	06/17	100
EURO STOXX 50 Index Futures	14	EUR	480	06/17	14
FTSE/MIB Index Futures	9	EUR	902	06/17	46
IBEX 35 Index Futures	14	EUR	1,458	04/17	79
OMXS30 Index Futures	57	SEK	9,019	04/17	18
Russell 2000 Mini Index Futures	8	USD	554	06/17	10
United States 2 Year Treasury Note Futures	10	USD	2,165	06/17	2
United States 5 Year Treasury Note Futures	34	USD	4,003	06/17	5
United States 10 Year Treasury Note Futures	21	USD	2,616	06/17	1
United States Long Bond Futures	2	USD	301	06/17	1
Short Positions
Dow Jones U.S. Real Estate Index Futures	97	USD	3,013	06/17	(121)
FTSE 100 Index Futures	15	GBP	1,091	06/17	3
MSCI Emerging Markets Mini Index Futures	6	USD	288	06/17	(10)
Russell 1000 Mini Index Futures	12	USD	785	06/17	1
S&P 500 E-Mini Index Futures	138	USD	16,279	06/17	18
S&P Mid 400 E-Mini Index Futures	6	USD	1,031	06/17	(10)
S&P/TSX 60 Index Futures	21	CAD	3,831	06/17	—
SPI 200 Index Futures	24	AUD	3,509	06/17	(47)
TOPIX Index Futures	14	JPY	211,751	06/17	35
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					305

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
EURO STOXX 50 Index	Put	627	2,939.96	EUR	1,966	05/19/17	(4)
S&P 500 Index	Put	2,108	2,134.52	USD	4,500	06/16/17	(17)
Total Liability for Options Written (premiums received $53)							(21)

Transactions in options written contracts for the period ended March 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2016	68,914	$194
Opened	2,735	53
Closed	(68,914)	(194)
Expired	—	—
Outstanding March 31, 2017	2,735	$53

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	666	EUR	620	06/21/17	(2)
Bank of America	USD	423	RUB	25,180	06/21/17	16
Bank of America	CNY	7,440	USD	1,067	06/21/17	(6)
Bank of America	KRW	233,270	USD	204	06/21/17	(5)
Bank of America	TWD	28,550	USD	932	06/21/17	(11)
Bank of Montreal	USD	351	AUD	459	04/07/17	—
Bank of Montreal	USD	470	CAD	627	04/07/17	2
Bank of Montreal	USD	426	CAD	568	06/21/17	2
Bank of Montreal	USD	411	CHF	411	04/07/17	—

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 13

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of Montreal	USD	221	CHF	223	06/21/17	2
Bank of Montreal	USD	1,545	EUR	1,445	04/07/17	(3)
Bank of Montreal	USD	61	EUR	58	06/21/17	1
Bank of Montreal	USD	829	GBP	664	04/07/17	2
Bank of Montreal	USD	166	HKD	1,287	04/07/17	—
Bank of Montreal	USD	1,035	JPY	115,784	04/07/17	5
Bank of Montreal	USD	820	JPY	93,033	06/21/17	18
Bank of Montreal	USD	94	MXN	1,900	06/21/17	6
Bank of Montreal	USD	172	SEK	1,535	04/07/17	(1)
Bank of Montreal	USD	26	SEK	233	06/21/17	—
Bank of Montreal	USD	60	SGD	84	04/07/17	—
Bank of Montreal	USD	161	ZAR	2,148	06/21/17	(4)
Bank of Montreal	AUD	459	USD	350	05/15/17	—
Bank of Montreal	AUD	1,533	USD	1,171	06/21/17	2
Bank of Montreal	CAD	627	USD	470	05/15/17	(2)
Bank of Montreal	CHF	411	USD	412	05/15/17	—
Bank of Montreal	EUR	1,445	USD	1,547	05/15/17	3
Bank of Montreal	GBP	664	USD	830	05/15/17	(2)
Bank of Montreal	GBP	58	USD	71	06/21/17	(1)
Bank of Montreal	HKD	1,287	USD	166	05/15/17	—
Bank of Montreal	JPY	115,784	USD	1,037	05/15/17	(5)
Bank of Montreal	SEK	1,535	USD	172	05/15/17	1
Bank of Montreal	SGD	84	USD	60	05/15/17	—
Citibank	USD	351	AUD	459	04/07/17	—
Citibank	USD	469	CAD	627	04/07/17	2
Citibank	USD	411	CHF	411	04/07/17	(1)
Citibank	USD	1,544	EUR	1,445	04/07/17	(2)
Citibank	USD	828	GBP	664	04/07/17	3
Citibank	USD	166	HKD	1,287	04/07/17	—
Citibank	USD	1,036	JPY	115,784	04/07/17	4
Citibank	USD	172	SEK	1,535	04/07/17	(1)
Citibank	USD	60	SGD	84	04/07/17	—
Citibank	AUD	459	USD	350	05/15/17	—
Citibank	CAD	627	USD	470	05/15/17	(2)
Citibank	CHF	411	USD	412	05/15/17	—
Citibank	EUR	1,445	USD	1,546	05/15/17	2
Citibank	GBP	664	USD	829	05/15/17	(3)
Citibank	HKD	1,287	USD	166	05/15/17	—
Citibank	JPY	115,784	USD	1,037	05/15/17	(3)
Citibank	SEK	1,535	USD	172	05/15/17	1
Citibank	SGD	84	USD	60	05/15/17	—
Commonwealth Bank of Australia	USD	426	CAD	568	06/21/17	2
Commonwealth Bank of Australia	USD	222	CHF	223	06/21/17	1
Commonwealth Bank of Australia	USD	61	EUR	58	06/21/17	1
Commonwealth Bank of Australia	USD	820	JPY	93,033	06/21/17	18
Commonwealth Bank of Australia	USD	94	MXN	1,900	06/21/17	6
Commonwealth Bank of Australia	USD	26	SEK	233	06/21/17	—
Commonwealth Bank of Australia	USD	161	ZAR	2,148	06/21/17	(3)
Commonwealth Bank of Australia	AUD	1,533	USD	1,170	06/21/17	—
Commonwealth Bank of Australia	GBP	58	USD	71	06/21/17	(1)
Royal Bank of Canada	USD	425	CAD	568	06/21/17	2
Royal Bank of Canada	USD	221	CHF	223	06/21/17	2
Royal Bank of Canada	USD	61	EUR	58	06/21/17	1
Royal Bank of Canada	USD	818	JPY	93,033	06/21/17	20
Royal Bank of Canada	USD	94	MXN	1,900	06/21/17	6
Royal Bank of Canada	USD	26	SEK	233	06/21/17	—
Royal Bank of Canada	USD	161	ZAR	2,148	06/21/17	(3)
Royal Bank of Canada	AUD	1,533	USD	1,162	06/21/17	(7)
Royal Bank of Canada	GBP	58	USD	71	06/21/17	(1)
Standard Chartered	USD	426	CAD	568	06/21/17	2
Standard Chartered	USD	222	CHF	223	06/21/17	2
Standard Chartered	USD	61	EUR	58	06/21/17	1
Standard Chartered	USD	819	JPY	93,033	06/21/17	18

See accompanying notes which are an integral part of this quarterly report.

14 Growth Strategy Fund

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Standard Chartered	USD	94	MXN	1,900	06/21/17	6
Standard Chartered	USD	26	SEK	233	06/21/17	—
Standard Chartered	USD	161	ZAR	2,148	06/21/17	(3)
Standard Chartered	AUD	1,533	USD	1,171	06/21/17	1
Standard Chartered	GBP	58	USD	71	06/21/17	(1)
State Street	USD	1	JPY	130	04/07/17	—
State Street	AUD	15	USD	11	04/07/17	—
State Street	AUD	902	USD	692	04/07/17	3
State Street	CAD	53	USD	40	04/07/17	—
State Street	CAD	1,200	USD	910	04/07/17	7
State Street	CHF	26	USD	26	04/07/17	—
State Street	CHF	796	USD	794	04/07/17	(1)
State Street	EUR	82	USD	87	04/07/17	(1)
State Street	EUR	2,807	USD	2,980	04/07/17	(15)
State Street	GBP	43	USD	53	04/07/17	(1)
State Street	GBP	1,284	USD	1,597	04/07/17	(12)
State Street	HKD	78	USD	10	04/07/17	—
State Street	HKD	2,496	USD	322	04/07/17	1
State Street	JPY	231,697	USD	2,069	04/07/17	(12)
State Street	SEK	91	USD	10	04/07/17	—
State Street	SEK	2,978	USD	330	04/07/17	(2)
State Street	SGD	4	USD	3	04/07/17	—
State Street	SGD	163	USD	116	04/07/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						55

Credit Default Swap Contracts

Amounts in thousands
Credit Indices
				Fund (Pays)/
				Receives	Termination	Fair Value
Reference Entity	Counterparty	Notional Amount		Fixed Rate	Date	$
CDX NA High Yield Index	Bank of America	USD	700	5.000%	06/20/22	(49)
CDX NA High Yield Index	Goldman Sachs	USD	—	(5.000%)	12/20/21	—
CDX NA Investment Grade Index	Bank of America	USD	9,200	1.000%	06/20/22	150
Total Fair Value on Open Credit Indices Premiums Paid (Received) - $102						101

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Mutual Funds	$202,936	$—	$—	$—		$202,936
Options Purchased	—	187	—	—		187
Short-Term Investments	—	—	—	1,082		1,082
Total Investments	202,936	187	—	1,082		204,205

Other Financial Instruments
Assets
Futures Contracts	493	—	—	—		493
Foreign Currency Exchange Contracts	—	172	—	—		172
Credit Default Swap Contracts	—	150	—	—		150

See accompanying notes which are an integral part of this quarterly report.

Growth Strategy Fund 15

Russell Investment Funds
Growth Strategy Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Liabilities
Futures Contracts	(188)	—	—	—	(188)
Options Written	—	(21)	—	—	(21)
Foreign Currency Exchange Contracts	—	(117)	—	—	(117)
Credit Default Swap Contracts	—	(49)	—	—	(49)
Total Other Financial Instruments*	$305	$135	$—	$—	$440

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

16 Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments — March 31, 2017 (Unaudited)

Amounts in thousands (except share amounts)
				Fair
				Value
	Shares			$
Investments in Affiliated Mutual Funds - 97.7%
Alternative - 7.8%
RIC Commodity Strategies Fund Class Y		269,784		1,500
RIC Global Infrastructure Fund Class Y		131,908		1,539
RIF Global Real Estate Securities Fund		64,502		922
				3,961

Domestic Equities - 37.2%
RIC U.S. Defensive Equity Fund Class Y		72,121		3,632
RIC U.S. Dynamic Equity Fund Class Y		339,170		3,697
RIF Aggressive Equity Fund		368,991		5,716
RIF Multi-Style Equity Fund		340,264		5,934
				18,979

Fixed Income - 11.6%
RIC Global Opportunistic Credit Fund Class Y		373,505		3,615
RIC Unconstrained Total Return Fund Class Y		231,246		2,292
				5,907

International Equities - 41.1%
RIC Emerging Markets Fund Class Y		340,822		6,101
RIC Global Equity Fund Class Y		773,109		8,187
RIF Non-U.S. Fund		559,703		6,677
				20,965

Total Investments in Affiliated Mutual Funds
(cost $40,700)				49,812

Options Purchased - 0.1%
(Number of Contracts)
EURO STOXX 50 Index
May 2017 3,303.33 Call (154)	EUR	543	(ÿ)	32
S&P 500 Index
Jun 2017 2,395.40 Call (506)	USD	1,212	(ÿ)	14
Total Options Purchased
(cost $36)				46

Short-Term Investments - 0.6%
U.S. Cash Management Fund		297,447	(8)	297
Total Short-Term Investments
(cost $297)				297

Total Investments 98.4%
(identified cost $41,033)				50,155

Other Assets and Liabilities, Net - 1.6%				828
Net Assets - 100.0%				50,983

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 17

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Futures Contracts

Amounts in thousands (except contract amounts)
					Unrealized
					Appreciation
	Number of	Notional		Expiration	(Depreciation)
	Contracts	Amount		Date	$
Long Positions
Amsterdam Index Futures	4	EUR	412	04/17	6
CAC40 Euro Index Futures	24	EUR	1,228	04/17	41
DAX Index Futures	4	EUR	1,233	06/17	33
Dow Jones U.S. Real Estate Index Futures	16	USD	497	06/17	15
EURO STOXX 50 Index Futures	8	EUR	274	06/17	8
FTSE/MIB Index Futures	3	EUR	301	06/17	15
IBEX 35 Index Futures	4	EUR	417	04/17	23
OMX 30 Index Futures	17	SEK	2,690	04/17	6
Russell 2000 Mini Index Futures	2	USD	138	06/17	3
Short Positions
FTSE 100 Index Futures	5	GBP	364	06/17	1
MSCI Emerging Markets Mini Index Futures	9	USD	432	06/17	(16)
Russell 1000 Mini Index Futures	2	USD	131	06/17	—
S&P 500 E-Mini Index Futures	38	USD	4,483	06/17	5
S&P Mid 400 E-Mini Index Futures	2	USD	344	06/17	(3)
S&P/TSX 60 Index Futures	5	CAD	912	06/17	—
SPI 200 Index Futures	6	AUD	877	06/17	(12)
Total Unrealized Appreciation (Depreciation) on Open Futures Contracts (å)					125

Options Written
Amounts in thousands (except contract amounts)
		Number of	Strike		Notional	Expiration	Fair Value
	Call/Put	Contracts	Price		Amount	Date	$
EURO STOXX 50 Index	Put	154	2,939.96	EUR	483	05/19/17	(1)
S&P 500 Index	Put	506	2,134.52	USD	1,080	06/16/17	(4)
Total Liability for Options Written (premiums received $13)							(5)

Transactions in options written contracts for the period ended March 31, 2017 were as follows:
	Number of	Premiums
	Contracts	Received
Outstanding December 31, 2016	16,737	$51
Opened	660	13
Closed	(16,737)	(51)
Expired	—	—
Outstanding March 31, 2017	660	$13

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Bank of America	USD	204	EUR	190	06/21/17	(1)
Bank of America	USD	121	INR	8,180	06/21/17	5
Bank of America	USD	119	RUB	7,110	06/21/17	4
Bank of America	CNY	2,710	USD	389	06/21/17	(2)
Bank of America	GBP	90	USD	113	06/21/17	—
Bank of America	KRW	116,630	USD	102	06/21/17	(2)
Bank of America	TWD	9,520	USD	311	06/21/17	(4)
Bank of Montreal	USD	38	AUD	50	06/21/17	—
Bank of Montreal	USD	170	CAD	227	06/21/17	1
Bank of Montreal	USD	278	JPY	31,563	06/21/17	6
Bank of Montreal	USD	43	MXN	860	06/21/17	3
Bank of Montreal	USD	40	ZAR	537	06/21/17	(1)
Bank of Montreal	EUR	67	USD	71	06/21/17	(1)
Bank of Montreal	GBP	10	USD	12	06/21/17	—

See accompanying notes which are an integral part of this quarterly report.

18 Equity Growth Strategy Fund

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
Amounts in thousands
						Unrealized
						Appreciation
		Amount		Amount		(Depreciation)
Counterparty		Sold		Bought	Settlement Date	$
Commonwealth Bank of Australia	USD	38	AUD	50	06/21/17	—
Commonwealth Bank of Australia	USD	170	CAD	227	06/21/17	1
Commonwealth Bank of Australia	USD	278	JPY	31,563	06/21/17	6
Commonwealth Bank of Australia	USD	43	MXN	860	06/21/17	3
Commonwealth Bank of Australia	USD	40	ZAR	537	06/21/17	(1)
Commonwealth Bank of Australia	EUR	67	USD	71	06/21/17	(1)
Commonwealth Bank of Australia	GBP	10	USD	12	06/21/17	—
Royal Bank of Canada	USD	38	AUD	50	06/21/17	—
Royal Bank of Canada	USD	170	CAD	227	06/21/17	1
Royal Bank of Canada	USD	277	JPY	31,563	06/21/17	6
Royal Bank of Canada	USD	43	MXN	860	06/21/17	3
Royal Bank of Canada	USD	40	ZAR	537	06/21/17	(1)
Royal Bank of Canada	EUR	67	USD	70	06/21/17	(1)
Royal Bank of Canada	GBP	10	USD	12	06/21/17	—
State Street	USD	5	AUD	7	04/07/17	—
State Street	USD	187	AUD	244	04/07/17	—
State Street	USD	250	CAD	334	04/07/17	1
State Street	USD	3	CHF	3	04/07/17	—
State Street	USD	219	CHF	219	04/07/17	—
State Street	USD	13	EUR	12	04/07/17	—
State Street	USD	823	EUR	770	04/07/17	(2)
State Street	USD	5	GBP	4	04/07/17	—
State Street	USD	442	GBP	354	04/07/17	1
State Street	USD	1	HKD	9	04/07/17	—
State Street	USD	88	HKD	686	04/07/17	—
State Street	USD	25	JPY	2,852	04/07/17	1
State Street	USD	552	JPY	61,701	04/07/17	2
State Street	USD	1	SEK	12	04/07/17	—
State Street	USD	92	SEK	818	04/07/17	—
State Street	USD	1	SGD	1	04/07/17	—
State Street	USD	31	SGD	44	04/07/17	—
State Street	AUD	251	USD	192	04/07/17	1
State Street	AUD	244	USD	186	05/15/17	—
State Street	CAD	334	USD	253	04/07/17	2
State Street	CAD	334	USD	250	05/15/17	(1)
State Street	CHF	222	USD	221	04/07/17	—
State Street	CHF	219	USD	219	05/15/17	—
State Street	EUR	782	USD	830	04/07/17	(5)
State Street	EUR	770	USD	825	05/15/17	2
State Street	GBP	358	USD	445	04/07/17	(3)
State Street	GBP	354	USD	443	05/15/17	(1)
State Street	HKD	695	USD	90	04/07/17	—
State Street	HKD	686	USD	88	05/15/17	—
State Street	JPY	64,553	USD	577	04/07/17	(3)
State Street	JPY	61,701	USD	553	05/15/17	(2)
State Street	SEK	830	USD	92	04/07/17	(1)
State Street	SEK	818	USD	92	05/15/17	—
State Street	SGD	45	USD	32	04/07/17	—
State Street	SGD	44	USD	31	05/15/17	—
Total Unrealized Appreciation (Depreciation) on Open Foreign Currency Exchange Contracts						16

See accompanying notes which are an integral part of this quarterly report.

Equity Growth Strategy Fund 19

Russell Investment Funds
Equity Growth Strategy Fund

Schedule of Investments, continued — March 31, 2017 (Unaudited)

Presentation of Portfolio Holdings

Amounts in thousands

		Fair Value
				Practical
Portfolio Summary	Level 1	Level 2	Level 3	Expedient (a)	Total
Investments in Affiliated Mutual Funds	$49,812	$—	$—	$—	$49,812
Options Purchased	—	46	—	—	46
Short-Term Investments	—	—	—	297	297
Total Investments	49,812	46	—	297	50,155

Other Financial Instruments
Assets
Futures Contracts	156	—	—	—	156
Foreign Currency Exchange Contracts	4	45	—	—	49
Liabilities
Futures Contracts	(31)	—	—	—	(31)
Options Written	—	(5)	—	—	(5)
Foreign Currency Exchange Contracts	(3)	(30)	—	—	(33)
Total Other Financial Instruments*	$126	$10	$—	$—	$136

* Futures and foreign currency exchange contract values reflect the unrealized appreciation (depreciation) on the investments.
(a) Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value levels. The fair value amounts presented in the table are intended to permit reconciliation to the amounts presented in the Schedule of Investments.

For a description of the Levels, see note 2 in the Notes to Quarterly Report.
For a disclosure on transfers between Levels 1, 2 and 3 during the period ended March 31, 2017, see note 2 in the Notes to
Quarterly Report.

See accompanying notes which are an integral part of this quarterly report.

20 Equity Growth Strategy Fund

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Schedules of Investments — March 31, 2017 (Unaudited)

Footnotes:
(å) Currency balances were pledged in connection with futures contracts purchased (sold), options written, or swaps entered into by the
Fund. See Notes to Quarterly Report.
(8) Unrounded units.
(ÿ) Notional Amount in thousands.

Notes to Schedules of Investments 21

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report — March 31, 2017 (Unaudited)

1. Organization
Russell Investment Funds (the “Investment Company” or “RIF”) is a series investment company with nine different investment portfolios referred to as Funds. This Quarterly Report reports on four of these Funds (each a “Fund” and collectively the “Funds”).
The Investment Company provides the investment base for one or more variable insurance products issued by one or more insurance companies. These Funds are offered at net asset value to qualified insurance company separate accounts offering variable insurance products. The Investment Company is registered under the Investment Company Act of 1940, as amended ("Investment Company
Act"), as an open-end management investment company. It is organized and operated as a Massachusetts business trust under an Amended and Restated Master Trust Agreement dated October 1, 2008, as amended (“Master Trust Agreement”), and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Investment Company’s Master
Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest. Each of the Funds is diversified. Under the Investment Company Act a diversified company is defined as a management company which meets the following requirements: at least 75% of the value of their total assets is represented by cash and cash items
(including receivables), government securities, securities of other investment companies, and other securities for the purposes of this calculation limited in respect of any one issuer to an amount not greater in value than five percent of the value of the total assets of such management company and to not more than 10% of the outstanding voting securities of such issuer.

Each of the Funds is a “fund of funds” and diversifies its assets by investing principally, at present, in shares of several Russell
Investment Company (“RIC”) Funds and other of the Investment Company’s Funds (together, the “Underlying Funds”). Each
Fund seeks to achieve its specific investment objective by investing in different combinations of Underlying Funds. In addition to investing in the Underlying Funds, Russell Investment Management, LLC (“RIM”), the Funds’ investment adviser, may seek to actively manage the Funds' overall exposure by investing in derivatives, including futures, options, forwards and swaps, that RIM believes will achieve the desired risk/return profile for the Funds. The Funds may hold cash in connection with these investments.
The Funds usually, but not always, pursue a strategy of being fully invested by exposing their cash to the performance of segments of the global equity market by purchasing index futures contracts (also known as "equitization").

Each Fund intends its strategy of investing in combinations of equity, fixed income, alternative and multi-asset Underlying Funds to result in investment diversification that an investor could otherwise achieve only by holding numerous individual investments.
A Fund’s actual allocation may vary from the target strategic asset allocation at any point in time (1) due to market movements, (2)
by up to +/- 5% at the equity, fixed income, alternative or specialty category level based on RIM’s capital markets research, and/
or (3) due to the implementation over a period of time of a change to the target strategic asset allocation including the addition of a new Underlying Fund. There may be no changes in the asset allocation or to the Underlying Funds in a given year or such changes may be made one or more times in a year.

The following table shows each Fund’s target strategic asset allocation effective on or about September 22, 2016 to alternative, equity, fixed and specialty asset classes. The alternative Underlying Funds in which the Funds may invest include the RIC
Commodity Strategies, RIC Global Infrastructure and RIF Global Real Estate Securities Funds. The equity Underlying Funds in which the Funds may invest include the RIC U.S. Defensive Equity, RIC U.S. Dynamic Equity, RIF Aggressive Equity, RIF Multi-
Style Equity, RIC Emerging Markets, RIC Global Equity and RIF Non-U.S. Funds. The fixed income Underlying Funds in which the Funds may invest include the RIC Global Opportunistic Credit, RIC Investment Grade Bond, RIC Short Duration Bond, RIC
Unconstrained Total Return and RIF Core Bond Funds. The multi-asset Underlying Funds in which the Funds may invest include the RIC Multi-Strategy Income Fund.

		Asset Allocation Targets*
	Moderate	Balanced	Growth
	Strategy	Strategy	Strategy	Equity Growth
Asset Allocation	Fund	Fund	Fund	Strategy Fund
Alternative**	7.5%	7%	8%	8%
Equity	29.5%	51%	70%	85%
Fixed Income	53%	38%	22%	7%
Multi-Asset	10%	4%	0%	0%

* Actual asset allocation may vary.
** Alternative Underlying Funds pursue investment strategies that differ from those of traditional broad market equity or fixed income funds or seek returns with a low correlation to global equity markets.

22 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

2. Significant Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of this
Quarterly Report. These policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) which require the use of management estimates and assumptions at the date of the Quarterly Report. Actual results could differ from those estimates. The Funds are considered investment companies under U.S. GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of the significant accounting policies consistently followed by each
Fund in the preparation of its Quarterly Report.

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, “final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017.
Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the Funds’
financial statements and related disclosures.

Security Valuation
The Funds value portfolio securities according to Board-approved securities valuation procedures which include market and fair value procedures. The Board has delegated the responsibility for administration of the securities valuation procedures to Russell
Investments Fund Services, LLC (“RIFUS”). The Funds value the shares of the Underlying Funds at the current net asset value
("NAV") per share of each Underlying Fund. The Funds have adopted the authoritative guidance under U.S. GAAP for estimating the fair value of investments in funds that have calculated NAV per share in accordance with the specialized accounting guidance for investment companies. Accordingly, the Funds estimate the fair value of an investment in a fund using the NAV per share without further adjustment as a practical expedient, if the NAV per share of the investment is determined in accordance with the specialized accounting guidance for investment companies as of the reporting entity’s measurement date.

U.S. GAAP defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires a separate disclosure of the fair value hierarchy for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Inputs other than quoted prices included within Level 1 that are observable, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs such as interest rates, yield curves, implied volatilities, credit spreads or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by RIFUS, acting at the discretion of the Board, that are used in determining the fair value of investments.

All the Funds’ investments for the period ended March 31, 2017, were valued using Level 1 inputs.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The valuation techniques and significant inputs used in determining the fair market values of financial instruments categorized as
Level 1 and Level 2 of the fair value hierarchy are as follows:

Notes to Quarterly Report 23

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

Derivative instruments are instruments such as foreign currency contracts, futures contracts, options contracts, or swap agreements that derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors.
Derivatives may be classified into two groups depending upon the way that they are traded: privately traded over-the-counter
(“OTC”) derivatives that do not go through an exchange or intermediary and exchange-traded derivatives that are traded through specialized derivatives exchanges or other regulated exchanges. OTC derivatives are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the value of the derivative instrument can be estimated by a pricing service provider using a series of techniques, including simulation pricing models.
The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. OTC derivatives that use these and similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy, with the exception of foreign currency spot contracts which are categorized as Level 1 of the fair value hierarchy. OTC derivatives that use broker dealer quotations are categorized as level 3 of the fair value hierarchy. Exchange-traded derivatives are valued based on the last reported sales price on the day of valuation and are categorized as Level 1 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps, the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments
The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows:

Securities and other assets for which market quotes are not readily available, or are not reliable, are valued at fair value as determined in good faith by RIFUS and are categorized as Level 3 of the fair value hierarchy. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes). When RIFUS applies fair valuation methods that use significant unobservable inputs to determine a Fund’s NAV, securities will not be priced on the basis of quotes from the primary market in which they are traded, but instead may be priced by another method that RIFUS believes accurately reflects fair value and will be categorized as Level 3 of the fair value hierarchy. Fair value pricing may require subjective determinations about the value of a security. While the securities valuation procedures are intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the process cannot guarantee that fair values determined by RIFUS would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the security was sold.

RIFUS employs third party pricing vendors to provide fair value measurements. RIFUS oversees third-party pricing service providers in order to support the valuation process throughout the year.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, RIFUS may elect to obtain indicative market quotations (“broker quotes”) directly from the broker or passed through from a third party vendor. In the event that the source of fair value is from a single source broker quote, these securities are classified as Level 3 per the fair value hierarchy. Broker quotes are typically received from established market participants. Although independently received on a daily basis, RIFUS does not have the transparency to view the underlying inputs which support the broker quotes. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security. There is a third-party pricing exception to the quantitative disclosure requirement when prices are not determined by the reporting entity. RIFUS is exercising this exception and has made a reasonable attempt to obtain quantitative information from the third party pricing vendors regarding the unobservable inputs used.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that present changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in/out of the Level 3 category during the period. Additionally, U.S. GAAP requires quantitative information regarding the

24 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, a Level 3 reconciliation and an additional disclosure about fair value measurements, if any, has been included in the Presentation of Portfolio Holdings for each respective Fund.

These significant unobservable inputs are further disclosed in the Presentation of Portfolio Holdings for each respective Fund as applicable.

Investment Transactions
Investment transactions are reflected as of the trade date for financial reporting purposes. This may cause the NAV stated in the financial statements to be different from the NAV at which shareholders may transact. Realized gains and losses from securities transactions, if applicable, are recorded on the basis of specific identified cost incurred within a particular Fund or Underlying
Fund.

Investment Income
Distributions of income and capital gains from the Funds or Underlying Funds are recorded on the ex-dividend date.

Derivatives
The Funds may invest in derivatives. Derivatives are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps and forwards. These instruments offer unique characteristics and risks that facilitate the Funds’ investment strategies.

The Funds typically use derivatives in three ways: exposing cash to markets, hedging and return enhancement. The Funds may pursue their strategy of being fully invested by exposing cash to the performance of segments of the global equity market by purchasing index futures contracts. This is intended to cause the Funds to perform as though cash were actually invested in the global equity market.

Hedging may be used by the Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund, including using derivatives as a substitute for holding physical securities, and using them to express various macro views (e.g., interest rate movements, currency movements, and macro credit strategies). By purchasing certain instruments, the Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks include, but are not limited to, market risk, liquidity risk, leveraging risk, counterparty risk, basis risk, reinvestment risk, political risk, prepayment risk, extension risk, valuation risk and credit risk.

Futures, certain options and cleared swaps are traded or cleared on an exchange or central exchange clearing house. Exchange-
traded or exchange-cleared transactions generally present less counterparty risk to a Fund. The exchange’s clearing house stands between the Fund and the broker to the contract and therefore, credit risk is generally limited to the failure of the clearing house and the clearing member. Cleared swap contracts are subject to clearing house rules, including initial and variation margin requirement, daily settlement of obligations and the clearing house guarantee of payments to the broker. There is, however, still counterparty risk due to the insolvency of the broker with respect to any margin held in the brokers’ customer accounts. While clearing members are required to segregate customer assets from their own assets, in the event of insolvency, there may be a shortfall in the amount of margin held by the broker for its clients. Collateral and margin requirements for exchange-traded or exchange-cleared derivatives are established through regulation, as well as set by the broker or applicable clearing house. Margin for exchange-traded and exchange-cleared transactions are detailed in the Statements of Assets and Liabilities as cash held at the broker for futures contracts and cash held at the broker for swap contracts, respectively. Securities pledged by a Fund for exchange-
traded and exchange-cleared transactions are noted as collateral or margin requirements in the Schedule of Investments. Typically, the Funds and counterparties are not permitted to sell, repledge, rehypothecate or otherwise use collateral pledged by the other party unless explicitly permitted by each respective governing agreement.

In December 2015, the SEC proposed new regulations applicable to a mutual fund's use of derivatives. If adopted as proposed, these regulations could potentially limit or impact a Fund's ability to invest in derivatives and negatively affect the Fund's performance and ability to pursue its stated investment objectives.

Notes to Quarterly Report 25

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

Foreign Currency Exchange Contracts
The Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts (“FX contracts”). FX contracts are recorded at fair value. Certain risks may arise upon entering into these FX contracts from the potential inability of counterparties to meet the terms of their FX contracts and are generally limited to the amount of unrealized gain on the
FX contracts.

For the period ended March 31, 2017, the following Funds entered into foreign currency exchange contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' period end foreign currency exchange contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2017.

Options
The Funds may purchase and sell (write) call and put options on securities and securities indices. Such options are traded on a national securities exchange or in an OTC market. The Funds may also purchase and sell (write) call and put options on foreign currencies.

When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s
Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-
to-market to reflect the current fair value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in the value of the underlying instrument above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying instrument.

When a Fund sells an uncovered call option, it does not simultaneously have a long position in the underlying security. When a
Fund sells an uncovered put option, it does not simultaneously have a short position in the underlying security. Uncovered options are riskier than covered options because there is no underlying security held by the Fund that can act as a partial hedge.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the
Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds’ exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

Certain Funds may enter into a swaption (an option on a swap). In a swaption, in exchange for an option, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying swap.

For the period ended March 31, 2017, the Funds purchased or sold options primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' period end options contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2017.

26 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

Futures Contracts
The Funds may invest in futures contracts (i.e., interest rate, foreign currency and index futures contracts).

The face or contract value of these instruments reflect the extent of the Funds’ exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in fair value of the securities held by the Funds and the prices of futures contracts, and the possibility of an illiquid market. Upon entering into a futures contract, the
Funds are required to deposit with a broker an amount, termed the initial margin, which typically represents 5% to 10% of the purchase price indicated in the futures contract. Payments to and from the broker, known as variation margin, are typically required to be made on a daily basis as the price of the futures contract fluctuates. Changes in initial settlement value are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

For the period ended March 31, 2017, the following Funds entered into futures contracts primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets
Equity Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end futures contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2017.

As of March 31, 2017, the Funds has cash collateral balances in connection with future contracts purchased/sold as follows:

Cash Collateral for Futures
Moderate Strategy Fund	$1,150,000
Balanced Strategy Fund	$2,800,000
Growth Strategy Fund	$2,520,000
Equity Growth Strategy Fund	$800,000

Swap Agreements
The Funds may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether they are hedging their assets or their liabilities, and will usually enter into swaps on a net basis (i.e., the two payment streams are netted out, with the Funds receiving or paying only the net amount of the two payments). When a Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations to pay or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).

The Funds may enter into several different types of swap agreements including credit default, interest rate, total return and currency swaps. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that an issuer will default on its obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments. Interest rate swaps are a counterparty agreement, can be customized to meet each party’s needs, and involve the exchange of a fixed or variable payment per period for a payment that is not fixed. Equity swaps are a counterparty agreement where two parties exchange two sets of cash flows on predetermined dates for an agreed upon amount of time. The cash flows will typically be an equity index value swapped with a floating rate such as LIBOR plus or minus a predefined spread. Index swap agreements are a counterparty agreement intended to expose cash to markets or to effect investment transactions consistent with those Funds’
investment objectives and strategies. Currency swaps are a counterparty agreement where two parties exchange specified amounts of different currencies which are followed by each paying the other a series of interest payments that are based on the principal cash flow. At maturity the principal amounts are returned.

The Funds generally expect to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of their portfolios or to protect against any increase in the price of securities they anticipate purchasing at a later date, or for return enhancement. Under most swap agreements entered into by a Fund, the parties' obligations are determined on a "net basis".
The net amount of the excess, if any, of the Funds’ obligations over their entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid assets having an aggregate NAV at least equal to the accrued excess will be segregated.
To the extent that the Funds enter into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Funds’ obligations, if any, with respect to such swaps, accrued on a daily basis. If there is a default by the other party to such a transaction, the Funds will have contractual remedies pursuant to the agreement related to the transaction.

Notes to Quarterly Report 27

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt.

As of March 31, 2017, the Funds has cash collateral balances in connection with swap contracts purchased/sold as follows:

Cash Collateral for Swaps
Moderate Strategy Fund	$300,000
Balanced Strategy Fund	$1,100,000
Growth Strategy Fund	$500,000
Equity Growth Strategy Fund	$125,000

Credit Default Swaps
The Funds may enter into credit default swaps. A credit default swap can refer to corporate issues, government issues, asset-backed securities or an index of assets, each known as the reference entity or underlying asset. The Funds may act as either the buyer or the seller of a credit default swap involving one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. Depending upon the terms of the contract, the credit default swap may be closed via physical settlement. However, due to the possible or potential instability in the market, there is a risk that the Funds may be unable to deliver the underlying debt security to the other party to the agreement. Additionally, the Funds may not receive the expected amount under the swap agreement if the other party to the agreement defaults or becomes bankrupt. In an unhedged credit default swap, Funds enter into a credit default swap without owning the underlying asset or debt issued by the reference entity. Credit default swaps allow Funds to acquire or reduce credit exposure to a particular issuer, asset or basket of instruments.

As the seller of protection in a credit default swap, a Fund would be required to pay the par or other agreed-upon value (or otherwise perform according to the swap contract) of a reference debt obligation to the counterparty in the event of a default (or other specified credit event) and the counterparty would be required to surrender the reference debt obligation. In return, the Fund would receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As a seller of protection, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, that Fund would be subject to investment exposure on the notional amount of the swap.

Certain Funds may also purchase protection via credit default swap contracts in order to offset the risk of default of debt securities held in their portfolios or to take a short position in a debt security, in which case the Fund would function as the counterparty referenced in the preceding paragraph.

If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where Funds own or have exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood (as measured by the credit default swap’s spread) of a particular issuer’s default.

Deliverable obligations for credit default swaps on asset-backed securities in most instances are limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement generally will be adjusted by corresponding amounts. Certain Funds may use credit default swaps on asset-backed securities to provide a measure of protection against defaults (or other defined credit events) of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default (or another defined credit event).

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized

28 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and, for most indices, each name has an equal weight in the index. Traders may use credit default swaps on indices to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues as of period-end are disclosed in the Schedules of Investments and generally serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default (or other defined credit event) for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of entering into a credit default swap and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-
backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, generally represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that Funds as a seller of protection could be required to make under a credit default swap agreement equals the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of March 31,
2017, for which a Fund is the seller of protection are disclosed in the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Fund for the same referenced entity or entities.

Credit default swaps could result in losses if the Funds do not correctly evaluate the creditworthiness of the company or companies on which the credit default swap is based. Credit default swap agreements may involve greater risks than if the Funds had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to illiquidity and counterparty risk. A Fund will generally incur a greater degree of risk when it sells a credit default swap than when it purchases a credit default swap. As a buyer of a credit default swap, a Fund may lose its investment and recover nothing should a credit event fail to occur and the swap is held to its termination date. As seller of a credit default swap, if a credit event were to occur, the value of any deliverable obligation received by a Fund, coupled with the upfront or periodic payments previously received, may be less than what it pays to the buyer, resulting in a loss of value to the Fund.

If the creditworthiness of a Fund’s swap counterparty declines, the risk that the counterparty may not perform could increase, potentially resulting in a loss to the Fund. To limit the counterparty risk involved in swap agreements, the Funds will only enter into swap agreements with counterparties that meet certain standards of creditworthiness. Although there can be no assurance that the Funds will be able to do so, the Funds may be able to reduce or eliminate their exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or another creditworthy party.
The Funds may have limited ability to eliminate their exposure under a credit default swap if the credit quality of the reference entity or underlying asset has declined.

For the period ended March 31, 2017, the Funds entered into credit default swaps primarily for the strategies listed below:

Funds	Strategies
Moderate Strategy Fund	Return enhancement, hedging and exposing cash to markets
Balanced Strategy Fund	Return enhancement, hedging and exposing cash to markets
Growth Strategy Fund	Return enhancement, hedging and exposing cash to markets

The Funds' period end credit default swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2017.

Total Return Swaps
The Funds may enter into index swap agreements to expose cash to markets or to effect investment transactions. Index swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard index swap transaction, the two parties agree to exchange the returns (or differentials in rates of return)
earned or realized on particular investments or instruments.

The returns to be exchanged between the parties are calculated with respect to a “notional amount” (i.e., a specified dollar amount that is hypothetically invested in a “basket” of securities representing a particular index).

For the period ended March 31, 2017, the Funds entered into total return swaps primarily for the strategies listed below:
Notes to Quarterly Report 29

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

Funds	Strategies
Moderate Strategy Fund	Return enhancement and hedging
Balanced Strategy Fund	Return enhancement and hedging
Growth Strategy Fund	Return enhancement and hedging
Equity Growth Strategy Fund	Return enhancement and hedging

The Funds' period end total return swap contracts, as presented in the table following the Schedule of Investments, generally are indicative of the volume of their derivative activity during the period ended March 31, 2017.

Master Agreements
Certain Funds are parties to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”)
with counterparties that govern transactions in OTC derivative and foreign exchange contracts entered into by the Funds and those counterparties. The ISDA Master Agreements contain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination and default include conditions that may entitle either party to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.
Any election to terminate early could be material to the financial statements. Since different types of forward and OTC financial derivative transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different ISDA Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the ISDA Master Agreements are specific to unique operations of different asset types, they allow a Fund to net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty.

Master Securities Forward Transaction Agreements (“Master Forward Agreements”) govern the considerations and factors surrounding the settlement of certain forward settling transactions, such as delayed delivery by and between a Fund and select counterparties. The Master Forward Agreements maintain provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral.

Guarantees
In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss to be remote.

Market, Credit and Counterparty Risk
In the normal course of business, the Funds and Underlying Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Funds and Underlying Funds may also be exposed to counterparty risk or risk that an institution or other entity with which the Funds and Underlying Funds have unsettled or open transactions will default. The potential loss could exceed the value of the relevant assets recorded in the Funds' and Underlying Funds' financial statements (the
“Assets”). The Assets consist principally of cash due from counterparties and investments. The extent of the Funds' and Underlying
Funds’ exposure to market, credit and counterparty risks with respect to the Assets approximates their carrying value as recorded in the Funds' and Underlying Funds' Statements of Assets and Liabilities.

Global economies and financial markets are becoming increasingly interconnected and political and economic conditions (including recent instability and volatility) and events (including natural disasters) in one country, region or financial market may adversely impact issuers in a different country, region or financial market. As a result, issuers of securities held by a Fund and Underlying
Fund may experience significant declines in the value of their assets and even cease operations. Such conditions and/or events may not have the same impact on all types of securities and may expose a Fund and Underlying Fund to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held. This could cause a Fund and Underlying Fund to underperform other types of investments.
3. Related Party Transactions
RIM provides or oversees the provision of all investment advisory and portfolio management services for the Funds, including developing the investment program for each Fund and managing each Fund's overall exposures. RIFUS is the Funds' administrator and transfer agent. RIFUS, in its capacity as the Funds' administrator, provides or oversees the provision of all administrative services for the Funds. RIFUS, in its capacity as the Funds' transfer agent and dividend disbursing agent, is responsible for

30 Notes to Quarterly Report

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Notes to Quarterly Report, continued — March 31, 2017 (Unaudited)

providing transfer agency and dividend disbursing services to the Funds. RIFUS is a wholly-owned subsidiary of RIM. RIM is an indirect, wholly-owned subsidiary of Russell Investments Group, Ltd., a Cayman company.

The Funds are permitted to invest their cash (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses) in the U.S. Cash Management Fund, an unregistered fund advised by RIM. As of March 31, 2017, the Funds had invested
$3,238,150 in the U.S. Cash Management Fund.
`
4. Federal Income Taxes
At March 31, 2017, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

	Moderate	Balanced	Growth Strategy	Equity Growth
	Strategy Fund	Strategy Fund	Fund	Strategy Fund
Cost of Investments	$103,784,500	$256,924,153	$182,706,485	$44,265,982
Unrealized Appreciation	$4,583,042	$29,031,284	$24,407,669	$6,268,895
Unrealized Depreciation	(799,351)	(2,655,415)	(2,909,215)	(379,496)
Net Unrealized Appreciation (Depreciation)	$3,783,691	$26,375,869	$21,498,454	$5,889,399

5. Subsequent Events
Management has evaluated the events and/or transactions that have occurred through the date this Quarterly Report was issued and noted no items requiring adjustments of the Quarterly Report or additional disclosures except the following:

On April 4, 2017, the Board declared dividends payable from net investment income. Dividends will be payable on April 6, 2017, to shareholders of record on April 5, 2017.

Notes to Quarterly Report 31

Russell Investment Funds
LifePoints® Funds Variable Target Portfolio Series

Shareholder Requests for Additional Information — March 31, 2017 (Unaudited)

A complete unaudited schedule of investments is made available generally no later than 60 days after the end of the first and third quarters of each fiscal year. These reports are available (i) free of charge, upon request, by calling the Funds at (800) 787-7354, (ii)
on the Securities and Exchange Commission’s website at www.sec.gov, and (iii) at the Securities and Exchange Commission’s Office of
Investor Education and Advocacy (formerly, the public Reference Room).

The Board has delegated to RIM, as RIF’s investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Underlying Funds may be invested. RIM has established a proxy voting committee and has adopted written proxy voting policies and procedures (“P&P”) and proxy voting guidelines (“Guidelines”).
The Funds maintain a Portfolio Holdings Disclosure Policy that governs the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Funds. A description of the P&P, Guidelines, Portfolio
Holdings Disclosure Policy and additional information about Fund Trustees are contained in the Funds’ Statement of Additional
Information (“SAI”). The SAI and information regarding how the Underlying Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2016 are available (i) free of charge, upon request, by calling the Funds at (800) 787-
7354, and (ii) on the Securities and Exchange Commission’s website at www.sec.gov.

If possible, depending on contract owner registration and address information, and unless you have otherwise opted out, only one copy of the RIF prospectus and each annual and semi-annual report will be sent to contract owners at the same address. If you would like to receive a separate copy of these documents, please contact your Insurance Company. If you currently receive multiple copies of the prospectus, annual report and semi-annual report and would like to request to receive a single copy of these documents in the future, please call your Insurance Company.

Some Insurance Companies may offer electronic delivery of the Funds’ prospectuses and annual and semi-annual reports. Please contact your Insurance Company for further details.

Financial statements of the Underlying Funds can be obtained at no charge by calling the Funds at (800)787-7354.

32 Shareholder Requests for Additional Information

Russell Investment Funds
1301 Second Avenue
Seattle, Washington 98101
800-787-7354
Fax: 206-505-3495

Russell Investments

Item 2. Controls and Procedures

(a) Registrant's principal executive officer and principal financial officer has concluded that Registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940 (the “Act”)) are effective, based on his evaluation of these controls and procedures as of a date within 90 days of the date this report is filed with the Securities and Exchange Commission.

(b) There were no significant changes in Registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected or is likely to materially affect Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certification for principal executive officer and principal financial officer of
Registrant as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Russell Investment Funds

By:
Mark E. Swanson
President, Chief Executive Officer, Treasurer, Chief Accounting Officer and Chief
Financial Officer

Date: May 15, 2017